UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	8/31/07

Date of reporting period:	11/30/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

November 30, 2006 (Unaudited)	Columbia California Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds – 96.9%
CALIFORNIA – 87.5%
CA ABAG Finance Authority for Nonprofit Corps.
	Jewish Community Center of San Francisco,
	Series 2002,
	LOC: Allied Irish Bank PLC
	3.550% 11/15/31(a)	5,280,000	5,280,000
CA ABN AMRO Munitops Certificates Trust
	Series 2002,
	Insured: MBIA,
	SPA: ABN AMRO Bank N.V.
	3.510% 07/01/09(a)	14,485,000	14,485,000
	Series 2003,
	Insured: FGIC,
	SPA: ABN AMRO Bank N.V.
	3.510% 08/01/11(a)	8,895,000	8,895,000
	Series 2004:
	Insured: FGIC,
	SPA: ABN AMRO Bank N.V.
	3.510% 07/01/11(a)	10,590,000	10,590,000
	Insured: FSA,
	SPA: ABN AMRO Bank N.V.
	3.510% 06/01/12(a)	7,825,000	7,825,000
	Insured: MBIA,
	SPA: ABN AMRO Bank N.V.
	3.510% 08/01/12(a)	8,575,000	8,575,000
	Series 2005:
	Insured: AMBAC,
	SPA: ABN AMRO Bank N.V.
	3.510% 12/01/12(a)	6,925,000	6,925,000
	Insured: FGIC,
	SPA: ABN AMRO Bank N.V.
	3.510% 08/01/13(a)	14,995,000	14,995,000
	Insured: FSA,
	SPA: ABN AMRO Bank N.V.
	3.510% 08/01/13(a)	10,000,000	10,000,000
	Insured: MBIA,
	SPA: ABN AMRO Bank N.V.:
	3.510% 06/01/13(a)	9,995,000	9,995,000
	3.510% 08/01/13(a)	8,845,000	8,845,000
	Series 2006:
	Insured: FSA,
	SPA: ABN AMRO Bank N.V.
	3.510% 05/01/14(a)	12,995,000	12,995,000
	Insured: MBIA,
	SPA: ABN AMRO Bank N.V.
	3.510% 11/01/13(a)	9,495,000	9,495,000
CA Alameda Contra Costa Schools Financing Authority Certificates of Participation
	Series 1997 B,
	LOC: Scotia Bank
	3.390% 07/01/23(a)	1,630,000	1,630,000
	Series 1997 D,
	LOC: Bank of Nova Scotia
	3.390% 07/01/18(a)	3,005,000	3,005,000

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
	Series 1998 F,
	LOC: KBC Bank N.V.
	3.390% 08/01/23(a)	1,045,000	1,045,000
	Series 1999 G,
	Insured: AMBAC
	3.360% 08/01/24(a)	6,560,000	6,560,000
	Series 2003 L,
	LOC: Scotia Bank
	3.390% 08/01/33(a)	13,015,000	13,015,000
	Series 2005 M,
	LOC: Bank of Nova Scotia
	3.390% 08/01/30(a)	5,495,000	5,495,000
CA Alameda Corridor Transportation Authority
	Series 1999 CMC-1,
	Insured: MBIA,
	LIQ FAC: JPMorgan Chase Bank
	3.500% 10/01/08(a)	6,480,000	6,480,000
	Series 2005,
	Insured: AMBAC,
	LIQ FAC: Merrill Lynch Capital Services
	3.530% 10/01/20(a)	8,695,000	8,695,000
CA Alameda County Industrial Development Authority
	Jeta LLC,
	Series 2004 A, AMT,
	LOC: Comerica Bank
	3.520% 04/01/34(a)	1,000,000	1,000,000
	OZ Enterprises LLC,
	Series 2005, AMT,
	LOC: Comerica Bank
	3.520% 08/01/35(a)	4,750,000	4,750,000
	Segale Family Trust,
	Series 2002, AMT,
	LOC: Bank of the West
	3.520% 10/01/32(a)	2,500,000	2,500,000
	York Fabrication, Inc.,
	Series 1996 A, AMT,
	LOC: Bank of the West, BNP Paribas
	3.500% 11/01/26(a)	5,200,000	5,200,000
CA Alvord Unified School District
	Series 2004,
	Insured: MBIA,
	SPA: BNP Paribas
	3.480% 02/01/24(a)	2,520,000	2,520,000
CA Azusa Multi-Family Housing Revenue
	Pacific Glen Apartments,
	Series 1994,
	Insured: FNMA
	3.340% 07/15/15(a)	5,000,000	5,000,000
CA Berkeley
	Series 1993,
	LOC: Wells Fargo Bank N.A.
	3.320% 06/01/23(a)	7,250,000	7,250,000

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
CA Burbank Glendale Pasadena Airport Authority
	Series 2005, AMT,
	Insured: AMBAC:
	LIQ FAC: JPMorgan Chase & Co.
	3.500% 01/01/13(a)	5,705,000	5,705,000
	SPA: Merrill Lynch Capital Services
	3.550% 07/01/18(a)	2,885,000	2,885,000
CA Carlsbad Unified School District Certificates of Participation
	Series 2001,
	Insured: FSA,
	SPA: First Union National Bank
	3.300% 09/01/24(a)	1,700,000	1,700,000
CA Carson Redevelopment Agency
	Series 2003,
	Insured: MBIA,
	LIQ FAC: Citigroup Global Markets
	3.480% 10/01/19(a)	3,145,000	3,145,000
CA City of Chula Vista
	Series 2006, AMT,
	Insured: AMBAC,
	SPA: Merrill Lynch Capital Services
	3.520% 12/01/27(a)	3,125,000	3,125,000
CA City of Los Angeles
	Series 2006,
	4.500% 06/29/07	40,000,000	40,167,523
CA Clovis Unified School District
	Series 2005,
	Insured: FGIC,
	SPA: Merrill Lynch Capital Services
	3.540% 08/01/28(a)	1,515,000	1,515,000
CA Colton Joint Unified School District
	Series 2004,
	Insured: FGIC
	3.490% 02/01/12(a)	5,415,000	5,415,000
CA Communities Development
	3.450% 12/06/06	69,215,000	69,215,000
CA Contra Costa County Multi-Family Housing Revenue
	Park Regency LLC,
	Series 2003 F,
	LIQ FAC: FNMA
	3.500% 10/15/33(a)	13,000,000	13,000,000
CA Covina Redevelopment Agency
	Shadowhills Apartments, Inc.,
	Series 1994 A,
	Insured: FNMA
	3.330% 12/01/15(a)	7,375,000	7,375,000
CA Daly City Housing Development Finance Agency
	Serramonte Ridge LLC,
	Series 1999 A,
	3.330% 10/15/29(a)	6,700,000	6,700,000
CA Department of Water Resources
	Power Supply Revenue:
	Series 2002 C-4,
	LOC: JPMorgan Chase Bank & California State Teachers’ Retirement System
	3.360% 05/01/22(a)	66,275,000	66,275,000

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
	Series 2003:
	Insured: AMBAC,
	LOC: BNP Paribas
	3.500% 05/01/16(a)	63,485,000	63,485,000
	Insured: MBIA
	3.490% 05/01/11(a)	75,000	75,000
	Series 2005 F-3,
	LOC: Bank of New York
	3.550% 05/01/21(a)	84,600,000	84,600,000
	Series 2005 G-1,
	LOC: Bank of Nova Scotia Trust Co.
	3.280% 05/01/11(a)	20,800,000	20,800,000
	Series 2005 G-10,
	Insured: FGIC,
	SPA: DEPFA Bank PLC
	3.280% 05/01/18(a)	35,545,000	35,545,000
	Series 2005 G-12,
	Insured: FGIC,
	LOC: Landesbank Baden-Wurttemberg
	3.280% 05/01/18(a)	20,800,000	20,800,000
	Series 2004 2168,
	Insured: FGIC,
	SPA: Merrill Lynch Capital Services
	3.490% 12/01/10(a)	5,145,000	5,145,000
	Supply Revenue,
	Series 2002 C-11,
	LOC: KBC Bank N.V.,
	LOC: Bank of New York
	3.550% 05/01/22(a)	115,700,000	115,700,000
CA Desert Community College District
	Series 2005 912,
	Insured: MBIA,
	LIQ FAC: JPMorgan Chase Bank
	3.480% 02/01/13(a)	4,165,000	4,165,000
CA Duarte Redevelopment Agency Certificates of Participation
	Johnson Duarte Partners,
	Series 1984 B,
	LOC: General Electric Capital Corp.
	3.310% 12/01/19(a)	5,000,000	5,000,000
	Piken Duarte Partners,
	Series 1984 A,
	LOC: General Electric Capital Corp.
	3.310% 12/01/19(a)	7,000,000	7,000,000
CA Eagle Tax-Exempt Trust
	Series 1998, AMT,
	Insured: FGIC,
	LIQ FAC: Citibank N.A.
	3.510% 05/15/15(a)	13,000,000	13,000,000
CA East Bay Municipal Utility District
	Water System Revenue,
	Series 2003,
	Insured: MBIA,
	LIQ FAC: Citigroup Global Markets
	3.480% 06/01/19(a)	4,050,000	4,050,000

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
CA Economic Recovery
	Series 2004 C-18,
	Insured: XLCA,
	LOC: DEPFA Bank PLC
	3.300% 07/01/23(a)	9,775,000	9,775,000
	Series 2004 C-21,
	Insured: XLCA,
	SPA: Dexia Credit Local
	3.340% 07/01/23(a)	5,000,000	5,000,000
	Series 2004,
	LIQ FAC: Citibank N.A.
	3.480% 07/01/23(a)	18,745,000	18,745,000
CA Educational Facilities Authority
	Life Chiropractic College,
	Series 1999,
	LOC: Bank of the West
	3.430% 01/01/25(a)	6,165,000	6,165,000
	Pitzer College,
	Series 2005 B,
	LOC: Bank of New York
	3.310% 04/01/45(a)	5,500,000	5,500,000
	Series 2000 A,
	LIQ FAC: Societe Generale
	3.480% 10/01/27(a)	14,275,000	14,275,000
CA Fremont Certificates of Participation
	Series 2001,
	LOC: Scotia Bank
	3.360% 08/01/30(a)	30,495,000	30,495,000
CA Fremont Unified School District Certificates of Participation
	Series 2005,
	Insured: FSA,
	LOC: Dexia Credit Local
	3.420% 09/01/30(a)	10,500,000	10,500,000
CA Fremont Union High School District
	Series 2005,
	Insured: FGIC,
	SPA: Merrill Lynch Capital Services
	3.490% 09/01/23(a)	3,505,000	3,505,000
CA Fullerton School District
	Series 2002,
	Insured: FGIC,
	SPA: Merrill Lynch Capital Services
	3.490% 08/01/21(a)	5,800,000	5,800,000
CA Golden Gate Bridge Highway
	3.500% 02/07/07	14,000,000	14,000,000
CA Golden State Tobacco Securitization Corp.
	Series 2005,
	Insured: FGIC,
	LIQ FAC: Citibank N.A.
	3.490% 06/01/35(a)	31,800,000	31,800,000

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
CA Goleta Water District Certificates of Participation
	Series 2003,
	Insured: MBIA,
	LIQ FAC: Citigroup Global Markets
	3.480% 12/01/22(a)	1,735,000	1,735,000
CA GS Pool Trust
	Series 2006, AMT,
	LIQ FAC: Goldman Sachs,
	GIC: IXIS Financial Products
	3.580% 05/01/47(a)	6,733,280	6,733,280
CA Hayward
	Multi-Family Housing,
	Santa Clara Associates LLC,
	Series 1998 A, AMT,
	Insured: FNMA
	3.490% 03/15/33(a)	7,300,000	7,300,000
CA Health Facilities Financing Authority
	Adventist Health System,
	Series 1998 A,
	Insured: MBIA
	3.550% 09/01/28(a)	8,205,000	8,205,000
	Catholic Healthcare West,
	Series 1988 B,
	Insured: MBIA,
	SPA: Morgan Guaranty Trust
	3.510% 07/01/16(a)	11,745,000	11,745,000
CA Housing Finance Agency
	Series 2000, AMT,
	Insured: AMBAC,
	LIQ FAC: Merrill Lynch Capital Services
	3.540% 08/01/29(a)	6,235,000	6,235,000
	Series 2001 E, AMT,
	3.400% 02/01/36(a)	29,220,000	29,220,000
	Series 2002 B, AMT,
	Insured: FSA,
	SPA: Lloyds TSB Bank PLC
	3.750% 08/01/33(a)	20,285,000	20,285,000
	Series 2002 B,
	SPA: FNMA
	3.390% 02/01/35(a)	12,700,000	12,700,000
	Series 2002 M, AMT,
	SPA: Bank of Nova Scotia
	3.750% 08/01/32(a)	3,090,000	3,090,000
	Series 2004 E-2, AMT,
	3.480% 02/01/35(a)	65,540,000	65,540,000
	Series 2005 B, AMT,
	SPA: BNP Paribas:
	3.500% 02/01/35(a)	26,370,000	26,370,000
	3.500% 08/01/35(a)	19,125,000	19,125,000
	Series 2005 III D, AMT:
	LOC: DEPFA Bank PLC
	3.750% 02/01/38	12,500,000	12,500,000
	SPA: DEPFA Bank PLC
	3.750% 08/01/38(a)	45,385,000	45,385,000

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
	Series 2005, AMT:
	LIQ FAC: Landesbank Hessen-Thuringen
	3.520% 11/01/07(a)	2,755,000	2,755,000
	LIQ FAC: Lloyds TSB Bank PLC,
	GIC: Trinity Funding Co. LLC
	3.540% 02/01/08(a)	23,580,000	23,580,000
CA Indio Multi-Family Housing Revenue
	Series 1996 A,
	Insured: FNMA
	3.330% 08/01/26(a)	5,650,000	5,650,000
CA Infrastructure & Economic Development Bank
	Buck Institute for Age Research,
	Series 2001,
	LOC: Bank of New York,
	LOC: California State Teachers’ Retirement System
	3.420% 11/15/37(a)	36,350,000	36,350,000
	Goodwill Industries Orange County,
	Series 2006,
	LOC: Wells Fargo Bank N.A.
	3.300% 03/01/31(a)	3,850,000	3,850,000
	Kruger & Sons, Inc.,
	Series 2002, AMT,
	LOC: Bank of the West
	3.450% 11/01/28(a)	4,980,000	4,980,000
	Series 2003 A:
	Insured: FGIC
	3.490% 07/01/29(a)	7,000,000	7,000,000
	LOC: Wells Fargo Bank N.A.
	3.340% 09/01/28(a)	3,950,000	3,950,000
	Traditional Baking, Inc.,
	Series 2003, AMT,
	LOC: Mellon Bank N.A.
	3.500% 08/01/28(a)	2,140,000	2,140,000
CA Infrastructure & Economic Development Bank Revenue
	Le Lycee Francais De Los,
	Series 2006,
	LOC: Mellon Bank, N.A.
	3.550% 09/01/36(a)	3,000,000	3,000,000
CA Irvine Ranch Water District
	Series 1985 B,
	LOC: Helaba
	3.650% 10/01/09	11,300,000	11,300,000
CA Irwindale Community Redevelopment Agency
	Series 2006,
	Insured: FSA,
	LIQ FAC: Dexia Credit Local
	3.480% 07/15/26(a)	7,120,000	7,120,000
CA Kern High School District
	Series 2005,
	Insured: FSA,
	LIQ FAC: Merrill Lynch Capital Services
	3.490% 08/01/25(a)	8,375,000	8,375,000

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
CA Lake Elsinore Recreation Authority
	Series 2000 A,
	LOC: Union Bank of California,
	LOC: California State Teachers’ Retirement System
	3.360% 02/01/32(a)	8,610,000	8,610,000
CA Lassen Municipal Utility District Revenue
	Series 1996 A, AMT,
	Insured: FSA,
	SPA: Credit Local de France
	3.480% 05/01/08(a)	2,600,000	2,600,000
CA Lehman Municipal Trust Receipts
	Series 2006,
	Insured: MBIA,
	LIQ FAC: Lehman Liquidity Co.
	3.390% 06/01/35(a)	45,740,000	45,740,000
CA Livermore Certificates of Participation
	Insured: AMBAC,
	LOC: Dexia Public Finance Bank
	3.360% 10/01/30(a)	3,605,000	3,605,000
CA Lodi Electric System Revenue Certificates of Participation
	Series 2002 A,
	Insured: MBIA
	SPA: BNP Paribas
	3.310% 07/01/32(a)	12,500,000	12,500,000
CA Long Beach Bond Finance Authority
	Series 1999,
	LOC: Bank One N.A.
	3.340% 09/01/09(a)	3,060,000	3,060,000
CA Long Beach Harbor Revenue
	Series 2005 MT-175,
	Insured: FGIC,
	LIQ FAC: Merrill Lynch Capital Services
	3.520% 05/15/15(a)	4,995,000	4,995,000
CA Los Angeles Community Redevelopment Agency
	Multi-Family Housing Revenue:
	Grand Promenade,
	Series 2002,
	Insured: FHLMC
	3.330% 04/01/32(a)	13,300,000	13,300,000
	Series 2003 A, AMT,
	LOC: HSBC Bank USA
	3.350% 12/01/38(a)	17,965,000	17,965,000
CA Los Angeles County Housing Authority
	Multi-Family Housing Revenue,
	Series 2002 PT-639, AMT,
	Insured: FHLMC
	3.550% 10/01/31(a)	68,785,000	68,785,000
CA Los Angeles County Metropolitan Transportation Authority
	Sales Tax Revenue,
	Series 2004 A,
	Insured: MBIA,
	LIQ FAC: Citibank N.A.
	3.490% 07/01/34(a)	9,700,000	9,700,000

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
CA Los Angeles Department of Airports
	Series 2002 C-1,
	LOC: BNP Paribas,
	LOC: Landesbank Baden-Wurttemberg
	3.300% 05/15/20(a)	18,700,000	18,700,000
CA Los Angeles Department of Water & Power Revenue
	Series 2001,
	Insured: MBIA,
	LIQ FAC: JPMorgan Chase Bank
	3.500% 01/01/09(a)	12,995,000	12,995,000
	Series 2002 A-1,
	LOC: National Australia Bank
	3.300% 07/01/35(a)	10,000,000	10,000,000
	Series 2002 A-2,
	LOC: National Australia Bank
	3.300% 07/01/35(a)	25,700,000	25,700,000
	Series 2002 A-4,
	3.320% 07/01/35(a)	19,200,000	19,200,000
	Series 2002 A-5,
	LOC: National Australia Bank
	3.300% 07/01/35(a)	12,775,000	12,775,000
	Series 2002 A-6,
	3.300% 07/01/35(a)	18,000,000	18,000,000
	Series 2002 A-7,
	LOC: National Australia Bank
	3.320% 07/01/35(a)	5,100,000	5,100,000
	Series 2002 A-8,
	3.340% 07/01/35(a)	5,200,000	5,200,000
CA Los Angeles Harbor Department Revenue
	Series 2006, AMT,
	Insured: MBIA
	5.000% 08/01/07	1,645,000	1,659,891
CA Los Angeles Multi-Family Revenue
	Series 1991 B,
	Insured: FHLMC
	3.350% 12/01/32(a)	7,840,000	7,840,000
CA Los Angeles Unified School District
	Series 2006:
	Insured: FGIC,
	LIQ FAC: Merrill Lynch Capital Services
	3.490% 07/01/25(a)	2,990,000	2,990,000
	Insured: AMBAC
	LIQ FAC: Merrill Lynch & Co.
	3.490% 07/01/30(a)	8,300,000	8,300,000
CA Los Angeles Wastewater System Revenue
	Series 2006 D,
	Insured: XLCA,
	SPA: Scotiabank
	3.340% 06/01/28(a)	20,000,000	20,000,000
CA Metropolitan Water District of Southern California
	Series 2002 A,
	SPA: Landesbank Baden-Wurttemberg
	3.250% 07/01/25(a)	60,045,000	60,045,000

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
CA Modesto Irrigation District Certificates of Participation
	Series 2003,
	Insured: MBIA,
	SPA: Merrill Lynch Capital Services
	3.490% 01/01/11(a)	20,320,000	20,320,000
	Series 2006,
	Insured: AMBAC,
	SPA: Merrill Lynch Capital Services
	3.490% 10/01/26(a)	2,260,000	2,260,000
CA Morgan Hill United School District
	Series 2000 S,
	Insured: FGIC,
	SPA: Societe Generale
	3.480% 08/01/25(a)	4,290,000	4,290,000
CA Municipal Securities Trust Certificates
	Series 2006:
	Insured: MBIA,
	LIQ FAC: Bear Stearns Capital Markets
	3.550% 12/17/20(a)	12,815,000	12,815,000
	Insurer: FGIC
	LIQ FAC: Bear Stearns Capital Market
	3.550% 10/09/25(a)	8,505,000	8,505,000
CA Oakland-Alameda County Coliseum Authority Lease Revenue
	Series 2000 C-1,
	LOC: Bank of New York,
	LOC: California State Teachers’ Retirement System
	3.390% 02/01/25(a)	8,300,000	8,300,000
CA Oakland
	Series 2002 756,
	Insured: FGIC,
	LOC: Morgan Stanley Dean Witter
	3.480% 01/15/32(a)	9,239,000	9,239,000
CA Orange County Apartment Development Revenue
	Series 1985 Z,
	Insured: FHLMC
	3.310% 11/01/07(a)	15,500,000	15,500,000
	Series 1998 H,
	Insured: FNMA
	3.370% 11/15/28(a)	10,700,000	10,700,000
	Series 1999 D,
	Insured: FHMLC
	3.370% 12/01/29(a)	5,500,000	5,500,000
	The Lakes Joint Venture,
	Series 1991 A,
	Insured: FHLMC
	3.370% 12/01/06	8,200,000	8,200,000
CA Orange County Housing Authority
	Apartment Development Revenue,
	Oasis Martinique Project,
	Series 1998 I,
	3.340% 06/15/28(a)	29,070,000	29,070,000

10

		Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
CA Orange County Special Financing Authority
	Series 1995 B,
	Insured: AMBAC,
	SPA: Wachovia Bank N.A.:
	3.300% 11/01/14	14,900,000	14,900,000
	Series 1995 D,
	Insured: AMBAC,
	SPA: Wachovia Bank N.A.
	3.300% 11/01/14(a)	17,170,000	17,170,000
	Series 1995 C,
	Insured: AMBAC,
	SPA: Wachovia Bank N.A.
	3.300% 11/01/14(a)	23,775,000	23,775,000
	Series 1995 E,
	Insured: AMBAC,
	SPA: Wachovia Bank N.A.
	3.300% 11/01/14(a)	10,625,000	10,625,000
CA Orange County Water District Revenue Certificates of Participation
	Series 2003,
	Insured: MBIA,
	SPA: Wachovia Bank N.A.
	3.490% 02/15/11(a)	4,575,000	4,575,000
CA Pajaro Valley Unified School District Certificates of Participation
	School Facilities Bridge Funding,
	Series 2000,
	Insured: FSA,
	SPA: First Union National Bank
	3.300% 09/01/23(a)	115,000	115,000
CA Pasadena Water Revenue
	Series 2003,
	Insured: FGIC,
	SPA: Merrill Lynch Capital Services
	3.490% 06/01/27(a)	5,285,000	5,285,000
CA Peralta Community College District
	Series 2004,
	Insured: MBIA,
	SPA: Merrill Lynch Capital Services
	3.490% 08/01/08(a)	5,855,000	5,855,000
CA Pleasanton Multi-Family Housing Revenue
	Greenbriar Bernal Apartments LP,
	Series 2001 A, AMT,
	Insured: FNMA
	3.500% 09/15/34(a)	2,900,000	2,900,000
CA Pollution Control Financing Authority
	Amador Valley Industries LLC,
	Series 2005 A,
	LOC: Wells Fargo Bank N.A.
	3.470% 06/01/15(a)	6,470,000	6,470,000
	Blue Line Transfer, Inc.,
	Series 2002 A, AMT,
	LOC: Wells Fargo Bank N.A.
	3.470% 08/01/14(a)	4,900,000	4,900,000

11

		Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
	CR&R, Inc.,
	Series 2006 A, AMT,
	LOC: Bank of the West
	3.500% 06/01/25(a)	3,920,000	3,920,000
	Marborg Industries,
	Series 2006 A, AMT,
	LOC: Pacific Capital Bank NA,
	LOC: Wachovia Bank NA
	3.470% 06/01/35(a)	5,465,000	5,465,000
	Pacific Gas & Electric Corp.,
	Series 1996 E,
	LOC: Bank One N.A.
	3.550% 11/01/26(a)	65,000,000	65,000,000
	Sierra Pacific Industries, Inc.,
	Series 1993,
	LOC: Wells Fargo Bank N.A.
	3.450% 02/01/13(a)	13,400,000	13,400,000
	Solid Waste Disposal:
	Series 1997 A, AMT,
	LOC: JPMorgan Chase Bank
	3.510% 09/01/19(a)	15,700,000	15,700,000
	Series1998 A, AMT,
	LOC: Comerica Bank
	3.520% 03/01/18(a)	885,000	885,000
CA Pomona Certificates of Participation
	Congregational Homes, Inc.,
	Series 2004,
	LOC: HSH Nordbank Agency
	3.320% 01/01/34(a)	25,045,000	25,045,000
CA Poway Redevelopment Agency
	Tax Allocation,
	Series 2003,
	Insured: MBIA,
	LIQ FAC: Citigroup Global Markets
	3.480% 06/15/20(a)	4,260,000	4,260,000
CA Public Works Board
	Series 2006,
	Insured: AMBAC,
	LIQ FAC: BNP Paribas
	3.480% 01/01/20(a)	5,290,000	5,290,000
CA Rescue Union School District Certificates of Participation
	Series 2001,
	Insured: FSA,
	LIQ FAC: First Union National Bank
	3.470% 10/01/25(a)	13,665,000	13,665,000
CA Reset Optional Certificates Trust II-R
	Series 2006,
	Insured: FSA,
	LIQ FAC: Well Fargo Bank N.A.
	3.530% 09/01/25(a)	2,830,000	2,830,000
CA Riverside County Housing Authority
	AP II Murrieta LP,
	Series 1998 A, AMT,
	Insured: FHLMC
	3.510% 01/15/29(a)	12,600,000	12,600,000

12

		Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
CA Riverside County
	Series 1985 B,
	LOC: State Street Bank & Trust Co.
	3.300% 12/01/15	300,000	300,000
CA Rowland Unified School District
	Series 2003,
	Insured: FSA,
	LIQ FAC: Citigroup Global Markets
	3.480% 08/01/22(a)	5,925,000	5,925,000
CA Sacramento County Certificates of Participation
	Series 1990,
	LOC: Bayerische Landesbank
	3.360% 06/01/20(a)	12,155,000	12,155,000
CA Sacramento County Housing Authority
	Wasatch Pool Holdings LLC:
	Series 2001 E,
	Insured: FNMA
	3.330% 02/15/31(a)	12,000,000	12,000,000
	Series 2001 F,
	Insured: FNMA
	3.490% 02/15/31(a)	3,750,000	3,750,000
CA Sacramento County Multi-Family Housing Revenue
	Woodbridge-301 LLC,
	Series 2004 B,
	Insured: FNMA
	3.330% 06/15/34(a)	10,200,000	10,200,000
CA San Bernardino County Certificates of Participation
	Series 1996,
	SPA: BNP Paribas
	3.320% 07/01/15(a)	2,500,000	2,500,000
CA San Bernardino County Housing Authority
	Multi-Family Housing Revenue:
	Indian Knoll Apartments,
	Series 1985 A,
	Insured: FNMA
	3.370% 05/15/31(a)	3,580,000	3,580,000
	Reche Canyon Apartments,
	Series 1985,
	Insured: FNMA
	3.390% 05/15/30(a)	3,500,000	3,500,000
CA San Diego Housing Authority
	Multi-Family Housing Revenue,
	Swift Real Estate Partners,
	Series 2004 C,
	Insured: FNMA
	3.370% 01/15/35(a)	11,915,000	11,915,000
CA San Francisco City & County Airports Commission
	Series 2006 E, AMT,
	Insured: XLCA,
	SPA: DEPFA Bank PLC
	3.350% 05/01/25(a)	47,000,000	47,000,000

13

		Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
CA San Francisco City & County Redevelopment Agency
	Multi-Family Housing Revenue:
	8th & Howard Family Apartments,
	Series 2000 B, AMT,
	LOC: Citibank N.A.
	3.680% 12/01/34(a)	7,105,000	7,105,000
	Fillmore Center:
	Series 1992 B-1,
	LOC: Credit Suisse First Boston Bank
	3.370% 12/01/17(a)	35,125,000	35,125,000
	Series 1992 A,
	LOC: Credit Suisse First Boston Bank
	3.370% 12/01/17(a)	18,500,000	18,500,000
	Series 1992, AMT,
	LOC: Credit Suisse First Boston Bank
	3.380% 12/01/17(a)	3,000,000	3,000,000
	South Harbor,
	Series 1986,
	LOC: Credit Local de France
	3.530% 12/01/16(a)	6,400,000	6,400,000
CA San Gabriel Valley Council Governments
	3.430% 02/09/07	15,600,000	15,600,000
	3.480% 02/09/07	4,000,000	4,000,000
	3.500% 02/09/07	5,000,000	5,000,000
CA San Joaquin County Transportation Authority
	3.500% 03/07/07	155,000,000	155,000,000
CA San Joaquin Hills Transportation Corridor Agency
	Series 2006,
	Insured: MBIA,
	LIQ FAC: Morgan Stanley
	3.500% 01/15/34(a)	5,680,000	5,680,000
CA San Jose Multi-Family Housing Revenue
	Fairfield Trestles LP,
	Series 2004 A, AMT,
	LOC: FHLMC
	3.500% 03/01/37(a)	3,650,000	3,650,000
	Fairfield Turnleaf Apartments,
	Series 2003 A,
	Insured: FHLMC
	3.430% 06/01/36(a)	15,290,000	15,290,000
	Series 2002 D, AMT,
	Insured: FHLMC
	3.350% 08/01/35(a)	6,195,000	6,195,000
	Sunset Square LP,
	Series 2002 E,
	LOC: Citibank N.A.
	3.530% 06/01/34(a)	6,394,000	6,394,000
CA San Jose Redevelopment Agency
	Series 2005,
	Insured: MBIA,
	SPA: Merrill Lynch Capital Services
	3.490% 08/01/26(a)	7,495,000	7,495,000

14

		Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
CA San Jose Unified School District
	Series 2005,
	Insured: FGIC,
	LIQ FAC: Citibank N.A.
	3.490% 08/01/29(a)	19,800,000	19,800,000
CA San Ramon Valley Unified School District
	Series 2004,
	Insured: FSA,
	SPA: Merrill Lynch Capital Services
	3.490% 08/01/23(a)	5,150,000	5,150,000
CA Santa Clara County El Camino California Hospital District
	Series 1985 B,
	LOC: State Street Bank & Trust Co.
	3.420% 08/01/15(a)	5,790,000	5,790,000
CA Santa Rosa High School District
	Series 2004,
	Insured: MBIA,
	SPA: Merrill Lynch Capital Services
	3.490% 08/01/11(a)	4,315,000	4,315,000
CA Santa Rosa Housing Authority
	Multi-Family Housing Revenue,
	Series 1995 E,
	LOC: FHLMC
	3.380% 03/01/12(a)	17,140,000	17,140,000
CA Santa Rosa Wastewater Revenue
	Series 2005,
	Insured: AMBAC,
	SPA: Merrill Lynch Capital Services
	3.530% 09/01/31(a)	3,470,000	3,470,000
CA Simi Valley Community Development Agency
	Mayer Indian Oaks Ltd.,
	Series 1985 A,
	3.430% 05/01/10(a)	15,500,000	15,500,000
CA Simi Valley
	Series 1989, AMT,
	Insured: FHLMC
	3.510% 09/01/19(a)	12,800,000	12,800,000
CA Southern California Home Financing Authority
	Single Family Revenue,
	Series 2004 B,
	3.410% 02/01/35(a)	8,670,000	8,670,000
CA Southern California Public Power Authority
	Power Project Revenue,
	Series 2003,
	Insured: AMBAC,
	SPA: Merrill Lynch Capital Services
	3.490% 07/01/11(a)	4,930,000	4,930,000
CA Stanislaus Waste-To-Energy Financing Agency
	Covanta Energy Corp.,
	Series 2000,
	Insured: MBIA,
	LOC: Morgan Guaranty Trust of NY
	3.360% 01/01/10(a)	6,465,000	6,465,000

15

		Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
CA State Economic Recovery Revenue
	Series 2004 C-10,
	LOC: Banque Nationale de Paris
	3.360% 07/01/23(a)	31,125,000	31,125,000
CA State Economic Recovery
	Series C-4,
	LOC: JP Morgan Chase Bank
	3.550% 07/01/23(a)	36,380,000	36,380,000
CA Statewide Communities Development Authority
	3.430% 03/07/07	73,264,000	73,264,000
	American Baptist Homes,
	Series 2006,
	LOC: LaSalle Bank N.A.
	3.340% 10/01/36(a)	7,100,000	7,100,000
	Hanna Boys Center,
	Series 2002,
	LOC: Northern Trust Co.
	3.500% 12/31/32(a)	5,000,000	5,000,000
	Industrial Development Revenue,
	Multiple Peptide Systems,
	Series 2002 A, AMT,
	LOC: Bank of the West
	3.450% 12/01/17(a)	3,450,000	3,450,000
	Multi-Family Revenue:
	Bay Vista at Meadow Park LP,
	Series 2003 1, AMT,
	LOC: Wells Fargo Bank N.A.
	3.530% 12/15/37(a)	7,500,000	7,500,000
	Canion County Apartments,
	Series 2002 M, AMT,
	Insured: FHLMC
	3.500% 12/01/34(a)	10,900,000	10,900,000
	Chateau Pleasant Hill Associates LLC,
	Series 2005 C,
	Insured: FNMA
	3.330% 07/15/35(a)	7,500,000	7,500,000
	Cienega Preservation LP,
	Series 2002 V,
	LOC: Washington Mutual Bank
	3.580% 10/01/33(a)	11,760,000	11,760,000
	Greentree Senior Apartments,
	Series 2000 P, AMT,
	LIQ FAC: FNMA
	3.490% 11/15/30(a)	7,350,000	7,350,000
	Maple Square Apartments Project,
	Series 2004, AMT,
	LOC: Citibank N.A.
	3.530% 08/01/39(a)	6,000,000	6,000,000
	UHC Madera LP,
	Series 2005 B, AMT,
	LOC: Citibank N.A.
	3.530% 01/01/38(a)	5,750,000	5,750,000

16

		Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
	Plan Nine Partners LLC,
	Series 2005 A,
	LOC: Union Bank of California N.A.
	3.400% 02/01/35(a)	13,415,000	13,415,000
	Series 2005,
	LOC: BNP Paribas
	3.440% 10/01/45(a)	20,000,000	20,000,000
	Series 2006, AMT,
	LIQ FAC: Goldman Sachs
	3.580% 01/01/49(a)	10,500,000	10,500,000
	Series 2006,
	LOC: Allied Irish Bank PLC
	3.320% 06/01/27(a)	4,200,000	4,200,000
	Solid Waste Revenue,
	Chevron Corp.,
	Series 1994,
	GTY AGMT: Chevron Corp.
	3.470% 12/15/24(a)	20,840,000	20,840,000
CA State
	Series 2005 A:
	LOC: Calyon Bank
	3.270% 05/01/40(a)	133,735,000	133,735,000
	LOC: Fortis Bank S.A./N.A.
	3.270% 05/01/40(a)	152,200,000	152,200,000
	Series 2005 MT-162,
	Insured: FSA,
	LOC: DEPFA Bank PLC
	3.480% 08/01/17(a)	15,510,000	15,510,000
	Series 2005,
	Insured: MBIA,
	LIQ FAC: Dexia Credit Local
	3.480% 02/01/25(a)	10,615,000	10,615,000
	Series 2006 A:
	Insured: AMBAC,
	LIQ FAC: Citibank N.A.
	3.490% 08/01/31(a)	14,360,000	14,360,000
	Insured: MBIA,
	LIQ FAC: Citibank N.A.
	3.490% 02/01/33(a)	14,850,000	14,850,000
CA TICS/TOCS Trust
	Series 2002,
	Insured: MBIA,
	LIQ FAC: Bank of New York
	3.490% 04/01/44(a)	35,860,000	35,860,000
CA University of California
	Series 2003,
	Insured: FSA
	3.490% 09/01/09(a)	7,565,000	7,565,000
	Series 2005,
	Insured: FSA,
	LIQ FAC: Lehman Liquidity Co.
	3.390% 05/15/38(a)	6,480,000	6,480,000
CA University
	Series 2006,
	Insurer: MBIA
	LOC: JPMorgan Chase & Co.
	3.480% 11/01/13(a)	2,995,000	2,995,000

17

		Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
CA Vallejo Certificates of Participation
	Capital Improvement Project:
	Series 2002,
	LOC: Union Bank of California,
	LOC: California State Teachers Retirement
	3.360% 12/01/23(a)	3,700,000	3,700,000
	Series 2003,
	LOC: Union Bank of California,
	LOC: California State Teachers Retirement
	3.360% 12/01/23(a)	7,490,000	7,490,000
CA West Contra Costa Unified School District
	Series 2004,
	Insured: FGIC
	3.490% 08/01/24(a)	5,930,000	5,930,000
CALIFORNIA TOTAL			3,383,717,694
PUERTO RICO – 9.4%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2000,
	LIQ FAC: Merrill Lynch Capital Services
	3.460% 07/01/20(a)	2,600,000	2,599,904
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1999,
	Insured: AMBAC
	3.460% 01/01/19(a)	17,005,000	17,005,000
	Series 2003,
	Insured: FGIC,
	SPA: Merrill Lynch Capital Services
	3.460% 01/01/11(a)	19,595,000	19,595,000
	Series 2005 MT-174,
	Insured: CIFG,
	SPA: Merrill Lynch Capital Services
	3.460% 07/01/19(a)	4,945,000	4,945,000
	Series 2005,
	Insured: AMBAC,
	LIQ FAC: Dexia Credit Local
	3.460% 07/01/41(a)	76,130,000	76,130,000
	Series 2006-219:
	Insured: AMBAC,
	SPA: Merrill Lynch Capital Services
	3.400% 07/01/18(a)	6,735,000	6,735,000
	Series 2006-301:
	Insured: MBIA,
	SPA: Merrill Lynch Capital Services
	3.550% 07/01/19(a)	9,895,000	9,895,000
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 MT-172,
	Insured: FGIC,
	SPA: Merrill Lynch Capital Services
	3.460% 07/01/26(a)	2,485,000	2,485,000
	Series 2005 MT-173,
	Insured: AMBAC,
	SPA: Merrill Lynch Capital Services
	3.460% 07/01/26(a)	6,125,000	6,125,000

18

		Par ($)	Value ($)
Municipal Bonds – (continued)
PUERTO RICO – (continued)
	Series 2005,
	Insured: AMBAC,
	LIQ FAC: Merrill Lynch Capital Services
	3.550% 07/01/23(a)	9,110,000	9,110,000
	Series 2006,
	Insured: AMBAC,
	SPA: Merrill Lynch Capital Services
	3.400% 07/01/18(a)	24,550,000	24,550,000
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2003-363,
	Insured: AMBAC,
	LIQ FAC: JPMorgan Chase Bank
	3.470% 12/01/19(a)	4,000,000	4,000,000
PR Commonwealth of Puerto Rico
	Reset Optional Certificates Trust II-R
	Series 2006,
	LIQ FAC: Citigroup Financial Products,
	GTY AGMT: Citigroup Financial Products
	3.530% 09/03/09(a)	77,000,000	77,000,000
	Series 2001,
	Insured: FSA,
	LIQ FAC: Bank of New York
	3.490% 07/01/27(a)	31,955,000	31,955,000
	Series 2006:
	Insured: FGIC,
	LIQ FAC: Merrill Lynch Capital Services
	3.550% 07/01/29(a)	5,620,000	5,620,000
	Insured: MBIA,
	SPA: Merrill Lynch Capital Services
	3.400% 07/01/18(a)	17,820,000	17,820,000
	LIQ FAC: Goldman Sachs & Co.,
	GTY AGMT: Goldman Sachs & Co.
	3.510% 07/01/35(a)	29,295,000	29,295,000
PR TICS/TOCS Trust
	Series 2001-2,
	Insured: FSA,
	LIQ FAC: Bank of New York
	3.490% 07/01/19(a)	19,245,000	19,245,000
PUERTO RICO TOTAL			364,109,904
	Total Municipal Bonds (cost of $3,747,827,598)		3,747,827,598
Short-Term Obligations – 1.4%
VARIABLE RATE DEMAND NOTES – 1.4%
Puttable Floating Option Tax-Exempt Receipts
	Series 2006:
	Insured: FGIC:
	LIQ FAC: Merrill Lynch Capital Services
	3.550% 09/01/30(a)	7,840,000	7,840,000
	SPA: Merrill Lynch Capital Services
	3.550% 08/01/30(a)	4,220,000	4,220,000
	Insured: FSA, MBIA, FGIC, AMBAC,
	SPA: Merrill Lynch Capital Services
	3.550% 02/01/38(a)	23,770,000	23,770,000

19

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES – (continued)
	Insured: MBIA,
	SPA: Merrill Lynch Capital Services
	3.550% 12/01/34(a)	17,470,000	17,470,000
VARIABLE RATE DEMAND NOTES TOTAL			53,300,000

	Total Short-Term Obligations (cost of $53,300,000)		53,300,000

	Total Investments – 98.3% (cost of $3,801,127,598)(b)		3,801,127,598

	Other Assets & Liabilities, Net – 1.7%		64,208,189

	Net Assets – 100.0%		3,865,335,787

Notes to Investment Portfolio:

*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively.  Restricted securities and certain other assets may be valued in accordance with procedures adopted by the Board of Trustees.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2006.

(b)	Cost for federal income tax purposes is $3,801,127,598.

Acronym	Name

ABAG	Association of Bay Area Governments
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GIC	Guaranteed Investment Contract
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement
XLCA	XL Capital Assurance, Inc.

20

INVESTMENT PORTFOLIO

November 30, 2006 (Unaudited)	Columbia Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds – 94.4%
ALABAMA – 2.4%
AL Birmingham Medical Clinic Board
	University of Alabama Health Services Foundation:
	Series 2001 A,
	LOC: First Commercial Bank
	3.580% 03/01/31(a)	6,135,000	6,135,000
	Series 2005,
	LOC: SunTrust Bank
	3.490% 09/01/15(a)	10,000,000	10,000,000
AL Eclipse Funding Trust
	Series 2006,
	Insured: XLCA,
	LIQ FAC: U.S. Bank N.A.
	3.510% 08/01/32(a)	6,925,000	6,925,000
AL Foley Public Park & Recreation Board
	YMCA of Mobile,
	Series 2002,
	LOC: Regions Bank
	3.530% 10/01/22(a)	1,915,000	1,915,000
AL Health Care Authority for Baptist Health
	Series 2006 C,
	LOC: AmSouth Bank
	3.490% 11/15/37(a)	4,715,000	4,715,000
AL Montgomery Industrial Development Board
	General Electric Co.,
	Series 2005,
	3.660% 05/01/21(a)	5,550,000	5,550,000
AL Pell City Special Care Facilities Financing Authority
	Noland Health Services, Inc.,
	Series 2004,
	LOC: Allied Irish Bank LLC
	3.500% 12/01/34(a)	47,065,000	47,065,000
AL Scottsboro Solid Waste Disposal Authority
	Series 2003,
	LOC: Regions Bank
	3.500% 11/01/18(a)	4,920,000	4,920,000
AL Space Science Exhibit Finance Authority
	Series 2005 A,
	LOC: AmSouth Bank
	3.580% 10/01/22(a)	4,400,000	4,400,000
AL Tuscaloosa County Education Board
	Series 2003,
	LOC: Regions Bank
	3.500% 02/01/16(a)	5,200,000	5,200,000
AL Tuscaloosa Educational Building Authority
	Stillman College,
	Series 2002 A,
	LOC: AmSouth Bank
	3.600% 10/01/23(a)	14,190,000	14,190,000
ALABAMA TOTAL			111,015,000

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
ALASKA – 0.1%
AK Housing Finance Corp.
	Series 2005-703,
	Insured: FGIC
	3.520% 12/01/12(a)	6,260,000	6,260,000
ALASKA TOTAL			6,260,000
ARIZONA – 0.3%
AZ Pima County Industrial Development Authority
	Broadway Proper Retirement Community I LP,
	Series 2000 A,
	Insured: GNMA,
	LOC: State Street Bank & Trust Co.
	3.690% 12/01/25(a)	9,070,000	9,070,000
AZ Tempe Industrial Development Authority
	Centers for Habilitation,
	Series 2001,
	LOC: Wells Fargo Bank N.A.
	3.560% 12/01/21(a)	2,600,000	2,600,000
ARIZONA TOTAL			11,670,000
COLORADO – 2.7%
CO ABN AMRO Munitops Certificates Trust
	Series 2005,
	Insured: FGIC
	3.520% 06/01/13(a)	5,140,000	5,140,000
CO Arapahoe County School District No. 6
	Series 2003,
	Insured: FGIC
	3.520% 12/01/10(a)	5,750,000	5,750,000
CO Colorado Springs
	Fine Arts Center,
	Series 2006,
	LOC: Wells Fargo Bank N.A.
	3.460% 07/01/21(a)	8,000,000	8,000,000
CO Denver City & County Multi Family Housing
	Series 1985,
	LOC: Credit Lyonnais
	3.650% 12/01/29(a)	14,085,000	14,085,000
CO Department of Transportation
	Series 2003,
	Insured: AMBAC
	3.520% 12/15/16(a)	3,200,000	3,200,000
CO Douglas County Colorado School District No. 1
	Series 2001,
	Insured: MBIA
	3.520% 06/15/09(a)	5,655,000	5,655,000

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
COLORADO – (continued)
CO Educational & Cultural Facilities Authority
	Oaks Christian School,
	Series 2006,
	LOC: U.S. Bank N.A.
	3.650% 05/01/33(a)	10,600,000	10,600,000
CO Erie Certificates of Participation
	Series 2005,
	LOC: KeyBank N.A.
	3.540% 11/01/35(a)	4,290,000	4,290,000
CO Harvest Junction Metropolitan District
	Series 2006,
	LOC: U.S. Bank N.A.
	3.520% 12/01/36(a)	4,000,000	4,000,000
CO Health Facilities Authority
	Bethesda Foundation:
	Series 2004 A,
	LOC: LaSalle Bank N.A.
	3.490% 08/01/34(a)	5,040,000	5,040,000
	Series 2004 B,
	LOC: LaSalle Bank N.A.
	3.490% 08/01/34(a)	4,045,000	4,045,000
	Plan de Salud Del Valle,
	Series 2005,
	LOC: KeyBank N.A.
	3.500% 06/01/30(a)	10,890,000	10,890,000
CO Housing & Finance Authority
	Series 2006,
	LOC: Wells Fargo Bank N.A.
	3.460% 05/01/19(a)	5,000,000	5,000,000
CO Kipling Ridge Metropolitan District
	Series 2005,
	LOC: U.S. Bank N.A.
	3.500% 12/01/23(a)	4,615,000	4,615,000
CO Lafayette Exemplatory Improvement District
	Series 2002,
	LOC: Wells Fargo Bank N.A.
	3.500% 12/01/22(a)	3,125,000	3,125,000
CO State
	Series 2006,
	4.500% 06/27/07	15,000,000	15,061,787
CO Westminster Economic Development Authority
	Series 2005,
	LOC: DEPFA Bank PLC
	3.500% 12/01/28(a)	5,690,000	5,690,000
	Tax Increment Revenue,
	Series 2005,
	LOC: DEPFA Bank PLC
	3.500% 12/01/28(a)	9,050,000	9,050,000
COLORADO TOTAL			123,236,787

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
CONNECTICUT – 0.4%
CT Fairfield
	Series 2006,
	4.500% 07/26/07	19,000,000	19,093,895
CONNECTICUT TOTAL			19,093,895
DELAWARE – 1.8%
DE Eagle Tax-Exempt Trust
	Series 2001 A,
	Insured: MBIA,
	LIQ FAC: Citibank N.A.
	3.530% 05/15/26(a)	18,700,000	18,700,000
DE Economic Development Authority
	Independence School, Inc.,
	Series 2003,
	LOC: Citizens Bank
	3.490% 07/01/33(a)	8,250,000	8,250,000
DE GS Pool Trust
	Series 2006-77,
	LIQ FAC: Goldman Sachs
	3.580% 01/01/28(a)	17,556,000	17,556,000
	Series 2006-83 G,
	LIQ FAC: Goldman Sachs
	GTY AGMT: Goldman Sachs
	3.610% 03/01/40(a)	22,340,000	22,340,000
DE Kent County Revenue
	Charter School, Inc.,
	Series 2002,
	LOC: Wachovia Bank N.A.
	3.530% 11/01/22(a)	3,825,000	3,825,000
DE New Castle County Student Housing Revenue
	Series 2005,
	LOC: Bank of New York
	3.510% 08/01/31(a)	12,805,000	12,805,000
DELAWARE TOTAL			83,476,000
DISTRICT OF COLUMBIA – 0.9%
DC Eclipse Funding Trust
	Series 2006,
	Insured: AMBAC,
	LIQ FAC: U.S. Bank Trust N.A.
	3.520% 10/01/31(a)	15,350,000	15,350,000
DC State
	American College of Cardiology,
	Series 2005,
	LOC: SunTrust Bank
	3.490% 06/01/40(a)	13,200,000	13,200,000
	Series 2001 D,
	Insured: FGIC,
	SPA: FGIC
	3.500% 06/01/29(a)	10,600,000	10,600,000
DISTRICT OF COLUMBIA TOTAL			39,150,000

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
FLORIDA – 5.8%
FL Alachua County Health Facilities Authority
	Meridian Behavioral Income,
	Series 2003,
	LOC: Wachovia Bank N.A.
	3.530% 07/01/18(a)	3,500,000	3,500,000
FL Board of Education
	Series 2003,
	Insured: MBIA,
	SPA: Merrill Lynch Capital Services
	3.520% 01/01/12(a)	7,600,000	7,600,000
FL Development Finance Corp.
	Central Florida Community College Foundation,
	Series 2003 A-1,
	LOC: SunTrust Bank
	3.590% 06/01/23(a)	1,835,000	1,835,000
FL Eclipse Funding Trust
	Series 2006,
	Insured: FSA,
	LIQ FAC: U.S. Bank N.A.
	3.510% 10/01/13(a)	6,780,000	6,780,000
FL Higher Educational Facilities Financing Authority
	Southeastern University, Inc.,
	Series 2005,
	LOC: Regions Bank
	3.490% 12/02/30(a)	20,000,000	20,000,000
FL Highlands County Health Facilities Authority
	Adventist Health Systems,
	Series 2003 B,
	LOC: SunTrust Bank
	3.490% 11/15/09(a)	11,650,000	11,650,000
FL Housing Finance Corp.
	Multi-Family Housing Revenue,
	Series 2000,
	SPA: Merrill Lynch Capital Services
	GTY AGMT: Merrill Lynch & Co.
	3.560% 04/01/30(a)	16,480,000	16,480,000
FL Miami Dade County Florida School District
	Series 2006,
	4.500% 06/28/07	26,000,000	26,109,970
FL Miami-Dade County Industrial Development Authority
	Dave & Mary Alper Community,
	Series 2002,
	LOC: Northern Trust Co.
	3.500% 04/01/32(a)	5,695,000	5,695,000
FL Miami-Dade County
	Series 2006,
	Insured: FGIC,
	LOC: Citibank N.A.
	3.530% 07/01/33(a)	9,900,000	9,900,000

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
FLORIDA – (continued)
FL Orange County Industrial Development Authority
	Bishop Roman Catholic Orlando,
	Series 2000,
	LOC: SunTrust Bank
	3.490% 10/01/25(a)	10,000,000	10,000,000
FL Sunshine State Governmental Financing Commission
	3.560% 03/07/07	40,000,000	40,000,000
	3.580% 02/07/07	34,925,000	34,925,000
	3.580% 02/08/07	31,125,000	31,125,000
FL Tampa
	Tampa LLC,
	Series 2005 A,
	LOC: Royal Bank of Canada
	3.480% 10/01/37(a)	9,000,000	9,000,000
FL Titusville City
	Series 1995 A,
	LOC: SunTrust Bank
	3.550% 01/01/25(a)	3,800,000	3,800,000
FL University of North Florida Foundation, Inc.
	Series 1994,
	LOC: Wachovia Bank N.A.
	3.560% 11/01/24(a)	9,200,000	9,200,000
	Series 1997,
	LOC: First Union National Bank
	3.560% 11/01/27(a)	5,300,000	5,300,000
	Series 2000,
	LOC: First Union National Bank
	3.560% 11/01/30(a)	11,200,000	11,200,000
FLORIDA TOTAL			264,099,970
GEORGIA – 3.8%
GA City of Atlanta Tax Allocation
	Series 2006,
	LIQ FAC: AIG Global Real Estate,
	LOC: Wachovia Bank N.A.
	3.580% 12/01/24(a)	10,000,000	10,000,000
GA Clayton County Housing Authority
	Multi-Family Housing Revenue:
	Series 1990 A,
	Insured: FSA
	3.550% 01/01/21(a)	5,300,000	5,300,000
	Series 1990 B,
	Insured: FSA
	3.550% 01/01/21(a)	3,690,000	3,690,000
	Series 1990 C,
	Insured: FSA
	3.550% 01/01/21(a)	6,955,000	6,955,000
	Series 1990 D,
	Insured: FSA
	3.550% 01/01/21(a)	2,215,000	2,215,000

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
GEORGIA – (continued)
	Series 1990 F,
	Insured: FSA
	3.550% 01/01/21(a)	3,945,000	3,945,000
GA Cobb County Development Authority
	Institute of Nuclear Power,
	Series 1998,
	LOC: SunTrust Bank
	3.490% 02/01/13(a)	8,690,000	8,690,000
	North Cobb Christian School,
	Series 1998 A,
	LOC: Branch Banking & Trust
	3.520% 03/01/22(a)	6,600,000	6,600,000
	YMCA of Cobb County,
	Series 2003,
	LOC: Branch Banking & Trust Co.
	3.520% 12/01/25(a)	2,740,000	2,740,000
GA Cobb County Hospital Authority
	Cobb Hospital, Inc.,
	Series 2004,
	LOC: SunTrust Bank
	3.490% 04/01/34(a)	25,000,000	25,000,000
GA Columbus Development Authority
	Foundation Properties, Inc.,
	Series 2004,
	LOC: Columbus Bank & Trust
	3.550% 12/01/33(a)	5,925,000	5,925,000
GA Columbus Hospital Authority
	St. Francis Hospital, Inc.,
	Series 2000 A,
	LOC: Columbus Bank & Trust
	3.690% 01/01/31(a)	10,000,000	10,000,000
GA Fayette County Hospital Authority
	Piedmont Hospital,
	Series 2005,
	LOC: SunTrust Bank
	3.490% 06/01/35(a)	31,000,000	31,000,000
GA Fulton County Development Authority
	Mt. Vernon Presbyterian School,
	Series 2005,
	LOC: Branch Banking & Trust
	3.520% 08/01/35(a)	5,000,000	5,000,000
	Weber School,
	Series 2006,
	LOC: Branch Banking & Trust
	3.520% 12/01/30(a)	4,200,000	4,200,000
GA Fulton County Water & Sewage Revenue
	Series 2005,
	Insured: FGIC,
	LIQ FAC: Citibank N.A.
	3.530% 01/01/35(a)	1,650,000	1,650,000
GA Gwinnett County Hospital Authority
	Gwinnett Hospital Systems, Inc.,
	Series 2002,
	LOC: SunTrust Bank
	3.490% 07/01/32(a)	16,000,000	16,000,000

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
GEORGIA – (continued)
GA La Grange Development Authority
	Lagrange College,
	Series 2001,
	LOC: SunTrust Bank
	3.480% 06/01/31(a)	12,355,000	12,355,000
GA Private Colleges & Universities Authority
	Mercer University,
	Series 2006 C,
	LOC: Branch Banking & Trust Co.
	3.520% 10/01/31(a)	8,700,000	8,700,000
GA State
	Series 2006,
	LIQ FAC: Well Fargo Bank N.A.
	3.540% 10/01/26(a)	5,380,000	5,380,000
GEORGIA TOTAL			175,345,000
HAWAII – 0.4%
HI Department Budget & Finance
	Series 2006 4G,
	LIQ FAC: Goldman Sachs
	3.540% 07/01/30(a)	8,000,000	8,000,000
HI Honolulu City & County
	Series 2003,
	Insured: MBIA
	3.520% 03/01/22(a)	4,940,000	4,940,000
	Series 2005 A,
	Insured: MBIA,
	LOC: Citibank N.A.
	3.530% 07/01/24(a)	5,525,000	5,525,000
HAWAII TOTAL			18,465,000
IDAHO – 0.4%
ID Boise County Housing Authority
	Series 2002,
	LOC: KeyBank N.A.
	3.580% 03/01/33(a)	1,300,000	1,300,000
ID Boise County Urban Renewal Agency
	Series 2004 A,
	LOC: KeyBank N.A.
	3.580% 03/01/24(a)	8,055,000	8,055,000
ID Health Facilities Authority
	St. Lukes Regional Medical Center,
	Series 2000,
	Insured: FSA,
	SPA: Harris Trust & Savings Bank
	3.650% 07/01/30(a)	11,205,000	11,205,000
IDAHO TOTAL			20,560,000
ILLINOIS – 7.6%
IL ABN AMRO Munitops Certificate Trust
	Series 2002,
	Insured: MBIA,
	SPA: ABN AMRO Bank
	3.530% 12/01/10(a)	22,345,000	22,345,000

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
ILLINOIS – (continued)
	Series 2006:
	3.530% 06/01/14(a)	20,000,000	20,000,000
	Insured: MBIA,
	SPA: ABN AMRO Bank
	3.530% 06/30/14(a)	12,180,000	12,180,000
IL Bolingbrook
	Series 2004,
	LOC: Harris Trust & Savings Bank
	3.680% 12/01/29(a)	22,575,000	22,575,000
IL Chicago Board of Education
	Series 2004 E,
	Insured: FSA
	3.510% 03/01/15(a)	6,635,000	6,635,000
	Series 2005 Z-8,
	Insured: FGIC,
	LIQ FAC: Goldman Sachs:
	3.510% 10/28/25(a)	174,000	174,000
	3.540% 10/28/25(a)	8,070,000	8,070,000
IL Chicago Tax Increment
	Series 1997 A,
	LOC: Northern Trust Co.
	3.550% 12/01/11(a)	1,030,000	1,030,000
	Series 1997 B,
	LOC: Northern Trust Co.
	3.550% 12/01/14(a)	1,600,000	1,600,000
IL Chicago
	Series 2004 B-24,
	LOC: Wachovia Bank N.A.
	3.520% 01/01/25(a)	4,060,000	4,060,000
	Series 2004,
	Insured: FSA
	3.510% 01/01/29(a)	10,495,000	10,495,000
	Series 2005 Z-10,
	LIQ FAC: Goldman Sachs
	3.540% 06/29/29(a)	2,995,000	2,995,000
IL Crestwood
	Series 2003,
	LOC: Fifth Third Bank
	3.630% 09/01/28(a)	8,635,000	8,635,000
IL DeKalb Tax Increment Revenue
	Series 2003,
	LOC: Northern Trust Co.
	3.550% 01/01/13(a)	3,790,000	3,790,000
IL Development Finance Authority
	American Academy of Dermatology,
	Series 2001,
	LOC: American National Bank & Trust
	3.600% 04/01/21(a)	5,150,000	5,150,000
	British Home for Retirement,
	Series 2001,
	LOC: LaSalle Bank N.A.
	3.500% 11/01/27(a)	7,980,000	7,980,000

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
ILLINOIS – (continued)
	Chicago Academy of Science,
	Series 1997,
	LOC: JPMorgan Chase Bank
	3.510% 01/01/31(a)	2,120,000	2,120,000
	Community Action Partnership,
	Series 2004,
	LOC: U.S. Bank Trust N.A.
	3.510% 03/01/39(a)	2,955,000	2,955,000
	Dominican University,
	Series 2006,
	LOC: JPMorgan Chase Bank
	3.500% 03/01/36(a)	7,500,000	7,500,000
	IIT Research Institute,
	Series 2004,
	LOC: Fifth Third Bank
	3.650% 10/01/34(a)	7,790,000	7,790,000
	Little City Foundation Project,
	Series 1994,
	LOC: LaSalle Bank N.A.
	3.510% 02/01/19(a)	4,080,000	4,080,000
	Lyric Opera Chicago,
	Series 1994,
	LOC: Northern Trust Co.,
	LOC: Harris Trust & Savings Bank
	3.500% 12/01/28(a)	26,600,000	26,600,000
	Massachusetts Eye & Ear Associates, Inc.,
	Series 1992,
	LOC: LaSalle Bank N.A.
	3.500% 10/01/17(a)	5,500,000	5,500,000
	Sinai Community Institute, Inc.,
	Series 1997,
	LOC: LaSalle Bank N.A.
	3.500% 03/01/22(a)	5,000,000	5,000,000
	Village Oak Park Residence Corp.,
	LOC: LaSalle Bank N.A.
	3.500% 07/01/41(a)	3,675,000	3,675,000
IL Educational Facilities Authority
	Beverly Arts Center,
	Series 2003,
	LOC: Fifth Third Bank
	3.650% 10/01/28(a)	5,160,000	5,160,000
	St. Xavier University,
	Series 2002 A,
	LOC: LaSalle Bank N.A.
	3.500% 10/01/32(a)	4,300,000	4,300,000
IL Finance Authority
	St. Francis Hospital,
	Series 2005 B,
	LOC: JPMorgan Chase Bank
	3.670% 05/15/35(a)	3,040,000	3,040,000
IL Health Facilities Authority
	Glenkirk,
	Series 1997,
	LOC: Glenview State Bank,
	LOC: LaSalle National Bank
	3.550% 02/15/21(a)	2,020,000	2,020,000
IL Macon County
	Millikin University,
	Series 2001,
	LOC: National City Bank
	3.500% 10/01/31(a)	700,000	700,000

10

		Par ($)	Value ($)
Municipal Bonds – (continued)
ILLINOIS – (continued)
IL Marion Special Services Area No. 2
	Series 2002,
	LOC: U.S. Bank N.A.
	3.550% 01/01/22(a)	6,920,000	6,920,000
IL McLean & Woodford Counties Community Unit School District No. 5
	Series 2003,
	Insured: FSA,
	SPA: Merrill Lynch Capital Services
	3.520% 12/01/09(a)	9,740,000	9,740,000
IL Metropolitan Pier & Exposition Authority
	Series 2004,
	Insured: FGIC,
	SPA: Merrill Lynch Capital Services
	3.540% 05/22/24(a)	8,260,000	8,260,000
	Series 2005 Z-5,
	Insured: MBIA,
	LIQ FAC: Goldman Sachs
	3.540% 04/03/34(a)	15,770,000	15,770,000
IL Mount Morris Village Industrial Revenue
	Pinecrest Village,
	Series 2006,
	LOC: U.S. Bank N.A.
	3.530% 02/01/31(a)	9,945,000	9,945,000
IL Niles
	Notre Dame Homes for Boys,
	Series 2001,
	LOC: LaSalle Bank N.A.
	3.500% 03/01/31(a)	5,900,000	5,900,000
IL Northern Cook County Solid Waste Agency
	Series 2002 A,
	LOC: Northern Trust Co.
	3.510% 05/01/15(a)	4,900,000	4,900,000
IL Oak Forest
	Series 1989,
	LOC: Fifth Third Bank
	3.630% 07/01/24(a)	18,900,000	18,900,000
IL Peoria Heights Ltd. Obligation Revenue
	Series 2001,
	LOC: National City Bank
	3.550% 09/01/36(a)	2,695,000	2,695,000
IL Regional Transportation Authority
	Series 2006,
	Insured: MBIA,
	LIQ FAC: Wells Fargo Bank N.A.
	3.520% 07/01/28(a)	4,790,000	4,790,000
IL Schaumburg City
	Series 2004,
	Insured: FGIC,
	LIQ FAC: Citibank N.A.
	3.530% 12/01/41(a)	5,000,000	5,000,000

11

		Par ($)	Value ($)
Municipal Bonds – (continued)
ILLINOIS – (continued)
IL State
	Series 2003,
	Insured: FSA,
	LIQ FAC: Citigroup Global Markets
	3.520% 12/01/20(a)	2,335,000	2,335,000
	Series 2004 445,
	3.520% 12/15/15(a)	7,020,000	7,020,000
	Series 2004 563,
	Insured: AMBAC,
	LOC: JPMorgan Chase Bank
	3.520% 11/01/12(a)	3,165,000	3,165,000
IL Toll Highway Authority
	Toll Highway Revenue,
	Series 2005 R-4073,
	Insured: FSA,
	LIQ FAC: Citibank N.A.
	3.520% 01/01/23(a)	3,705,000	3,705,000
IL Will & Kendall Counties Community Construction School District No. 202
	Series 2003,
	Insured: FGIC,
	LIQ FAC: Citigroup Global Markets
	3.520% 01/01/23(a)	5,435,000	5,435,000
IL Will County Community School District No. 161 Summit Hill
	Series 2005,
	Insured: FGIC,
	LIQ FAC: Merrill Lynch Capital Services
	3.520% 01/01/25(a)	14,865,000	14,865,000
ILLINOIS TOTAL			347,499,000
INDIANA – 2.8%
IN Angola Educational Facilities Revenue
	Tri-State University, Inc.,
	Series 2004,
	LOC: Fifth Third Bank
	3.650% 09/01/15(a)	900,000	900,000
IN Bond Bank
	Series 2003 II-R-2079,
	Insured: MBIA,
	LIQ FAC: Citigroup Global Markets
	3.520% 09/01/21(a)	2,405,000	2,405,000
	Series 2004,
	Insured: AMBAC
	3.520% 02/01/12(a)	5,430,000	5,430,000
IN Development Finance Authority
	Indiana University Foundation,
	Series 1998,
	LOC: National City Bank
	3.530% 08/01/18(a)	5,635,000	5,635,000
	Rehabilitation Center, Inc.,
	Series 2002,
	LOC: Old National Bank
	3.560% 07/01/17(a)	1,890,000	1,890,000
IN Elkhart County
	Hubbard Hill Estates, Inc.,
	Series 2001,
	LOC: Fifth Third Bank
	3.650% 11/01/21(a)	2,490,000	2,490,000

12

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDIANA – (continued)
IN Finance Authority
	University of Indiana,
	Series 2006,
	LOC: KeyBank N.A.
	3.500% 07/01/36(a)	6,600,000	6,600,000
IN Fort Wayne Economic Development Revenue
	St. Anne Home of Diocese,
	Series 1998,
	LOC: Fifth Third Bank
	3.670% 09/01/23(a)	5,180,000	5,180,000
IN Health & Educational Facility Finance Authority
	Porter Memorial Hospital,
	Series 2005 A,
	LOC: Fifth Third Bank
	3.630% 01/01/19(a)	9,775,000	9,775,000
IN Health Facility Financing Authority
	Ascension Health:
	Series 2001 A-1,
	3.820% 11/15/36(a)	20,000,000	20,000,000
	Series 2001 A-4,
	3.500% 11/15/36(a)	25,000,000	24,984,739
	Community Hospital of Indiana,
	Series 2005 B,
	LOC: National City Bank
	3.480% 05/01/35(a)	4,000,000	4,000,000
	Southern Indiana Rehab Hospital,
	Series 2001,
	LOC: Bank One Kentucky
	3.530% 04/01/20(a)	2,100,000	2,100,000
IN Henry County Economic Development Revenue
	Henry County YMCA, Inc.,
	Series 2004,
	LOC: U.S. Bank N.A.
	3.550% 02/15/24(a)	2,210,000	2,210,000
IN Mount Vernon
	Pollution Control & Solid Waste Disposal Revenue,
	General Electric Co.,
	Series 2004,
	3.660% 12/01/14(a)	11,080,000	11,080,000
IN New Albany Economic Development Revenue
	YMCA of Southern Indiana,
	Series 2006,
	LOC: Regions Bank
	3.510% 09/01/28(a)	4,105,000	4,105,000
IN St. Joseph County Indiana Economic Development Revenue
	Brothers of the Holy Cross,
	Series 1997,
	LOC: Allied Irish Bank PLC
	3.520% 09/01/17(a)	4,060,000	4,060,000

13

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDIANA – (continued)
IN Transportation Finance Authority
	Series 2004:
	Insured: FGIC,
	SPA: Wachovia Bank N.A.
	3.520% 06/01/28(a)	5,000,000	5,000,000
	Insured: MBIA,
	SPA: Merrill Lynch Capital Services
	3.520% 06/01/09(a)	3,835,000	3,835,000
IN Winona Lake
	Grace Schools, Inc.,
	Series 2006,
	LOC: KeyBank N.A.
	3.510% 07/01/31(a)	6,840,000	6,840,000
INDIANA TOTAL			128,519,739
IOWA – 0.2%
IA Des Moines
	Series 2004,
	Insured: AMBAC
	3.520% 06/01/24(a)	3,000,000	3,000,000
IA Evansdale
	Series 2005,
	LOC: Wells Fargo Bank N.A.
	3.530% 09/01/30(a)	5,000,000	5,000,000
IA Higher Education Loan Authority
	American Institute of Business,
	Series 1998,
	LOC: Wells Fargo Bank N.A.
	3.560% 11/01/13(a)	1,105,000	1,105,000
IOWA TOTAL			9,105,000
KANSAS – 0.6%
KS Olathe Senior Living Facilities Revenue
	Series 2006 C1,
	LOC: LaSalle Bank N.A.
	3.490% 11/15/38(a)	11,000,000	11,000,000
KS Wichita City Hospital Revenue
	Series 2005,
	Insured: MBIA
	3.600% 10/01/10(a)	16,220,000	16,220,000
KANSAS TOTAL			27,220,000
KENTUCKY – 2.5%
KY Christian County Industrial Building Revenue
	Audubon Area Community Services,
	Series 2004,
	LOC: Branch Banking & Trust
	3.520% 01/01/29(a)	1,700,000	1,700,000
KY Economic Development Finance Authority
	Baptist Convalescent Center,
	Series 1999,
	LOC: Fifth Third Bank
	3.660% 12/01/19(a)	4,300,000	4,300,000

14

		Par ($)	Value ($)
Municipal Bonds – (continued)
KENTUCKY – (continued)
	Baptist Healthcare System,
	Series 1999 B,
	Insured: MBIA,
	SPA: Bank One N.A.
	3.500% 08/15/31(a)	22,530,000	22,530,000
	Goodwill Industries,
	Series 2003,
	LOC: Branch Banking & Trust
	3.520% 08/01/23(a)	9,265,000	9,265,000
KY Georgetown Industrial Building Revenue
	Georgetown College,
	Series 2006,
	LOC: Fifth Third Bank
	3.630% 11/15/29(a)	9,950,000	9,950,000
KY Jefferson County
	Multi-Family Housing Revenue,
	Canter Chase Apartments Project,
	Series 2002,
	Insured: FHLMC
	3.530% 06/01/32(a)	9,100,000	9,100,000
KY Lexington Faye Urban County Government
	Roman Catholic Lexington:
	Series 2005 A,
	LOC: Fifth Third Bank
	3.650% 10/01/32(a)	3,300,000	3,300,000
	Series 2005 B,
	LOC: Fifth Third Bank
	3.650% 10/01/32(a)	4,735,000	4,735,000
	Series 2003 B,
	LOC: Fifth Third Bank
	3.650% 09/01/22(a)	4,400,000	4,400,000
KY Mayfield
	League of Cities Funding Trust,
	Series 1996,
	LOC: PNC Bank
	3.630% 07/01/26(a)	4,365,000	4,365,000
KY Morehead League of Cities Funding Trust
	Series 2004 A,
	LOC: U.S. Bank N.A.
	3.650% 06/01/34(a)	5,220,000	5,220,000
KY Richmond City
	Series 2006 A,
	LOC: U.S. Bank N.A.
	3.650% 03/01/36(a)	20,000,000	20,000,000
KY Warren County Hospital Facility Revenue
	Bowling Green Warren County,
	Series 2001,
	LOC: Branch Banking & Trust
	3.520% 08/01/31(a)	10,100,000	10,100,000
KY Wilmore Industrial Building Revenue
	Series 2006,
	LOC: Regions Bank
	3.500% 08/01/31(a)	8,100,000	8,100,000
KENTUCKY TOTAL			117,065,000

15

		Par ($)	Value ($)
Municipal Bonds – (continued)
LOUISIANA – 2.8%
LA Jefferson Sales Tax District
	Series 2005,
	Insured: AMBAC
	3.520% 12/01/17(a)	5,130,000	5,130,000
LA Local Government Environmental Facilities & Community Development Authority
	Series 2005,
	Insured: FSA,
	SPA: JPMorgan Chase Bank
	3.480% 10/01/26(a)	37,600,000	37,600,000
LA New Orleans Aviation Board
	Series 1993 B,
	Insured: MBIA,
	LOC: Dexia Credit Local
	3.500% 08/01/16(a)	23,125,000	23,125,000
LA Offshore Terminal Authority
	Loop, Inc.,
	Series 1999,
	LOC: JPMorgan Chase Bank
	3.490% 10/01/19(a)	16,400,000	16,400,000
LA Public Facilities Authority
	The Glen Retirement System,
	Series 2001,
	LOC: AmSouth Bank
	3.600% 09/01/16(a)	2,930,000	2,930,000
	Tiger Athletic Foundation,
	Series 1999,
	LOC: Regions Bank
	3.490% 09/01/28(a)	36,200,000	36,200,000
LA State
	Series 2006 PT-3543,
	Insured: CIFG,
	LIQ FAC: Merrill Lynch Capital Services
	3.520% 07/15/21(a)	3,115,000	3,115,000
LA Upper Pontalba Building Restoration Corp.
	Series 1996,
	LOC: Bank One N.A.
	3.750% 12/01/16(a)	3,870,000	3,870,000
LOUISIANA TOTAL			128,370,000
MAINE – 0.2%
ME Finance Authority
	Erskine Academy,
	Series 2004,
	LOC: KeyBank N.A.
	3.550% 12/01/20(a)	1,945,000	1,945,000
	Kents Hill School,
	Series 2000,
	LOC: Allied Irish Bank PLC
	3.490% 07/01/30(a)	5,385,000	5,385,000

16

		Par ($)	Value ($)
Municipal Bonds – (continued)
MAINE – (continued)
ME Health & Higher Educational Facilities Authority
	Series 2003,
	Insured: FSA
	3.520% 07/01/11(a)	2,685,000	2,685,000
MAINE TOTAL			10,015,000
MARYLAND – 0.7%
MD Anne Arundel
	West Capital Associates LP,
	Series 1985,
	LOC: SunTrust Bank
	3.640% 12/01/15(a)	3,500,000	3,500,000
MD Baltimore County Economic Development Revenue
	Torah Institution Baltimore,
	Series 2004,
	LOC: Branch Banking & Trust
	3.520% 07/01/24(a)	3,745,000	3,745,000
MD Gaithersburg Economic Development Revenue
	Asbury Methodist Village, Inc.,
	Series 2004,
	LOC: KBC Bank N.V.
	3.500% 01/01/34(a)	5,800,000	5,800,000
MD Industrial Development Financing Authority
	Bethesda Cultural Alliance,
	Series 2006,
	LOC: Branch Banking & Trust
	3.530% 09/01/26(a)	4,425,000	4,425,000
MD State Community Development Administration Multifamily Housing Revenue
	Series 2006 M,
	3.670% 09/12/07	13,000,000	13,000,000
MARYLAND TOTAL			30,470,000
MASSACHUSETTS – 0.4%
MA Development Finance Agency
	Young Men’s Christian Association of the North Shore,
	Series 2002,
	LOC: KeyBank N.A.
	3.550% 11/01/22(a)	540,000	540,000
MA Health & Educational Facilities Authority
	Series 2004 PT-911,
	Insured: AMBAC,
	SPA: Merrill Lynch Capital Services
	GTY AGMT: Merrill Lynch & Co.
	3.700% 03/25/11(a)	6,175,000	6,175,000
MA State
	Series 2000,
	LIQ FAC: Deutsche Bank A.G.
	3.600% 08/01/07(a)	11,820,000	11,820,000
MASSACHUSETTS TOTAL			18,535,000

17

		Par ($)	Value ($)
Municipal Bonds – (continued)
MICHIGAN – 5.5%
MI ABN AMRO Munitops Certificates Trust
	Series 2002,
	Insured: FGIC,
	LOC: ABN AMRO Bank
	3.500% 11/01/10(a)	8,000,000	8,000,000
	Series 2003-3,
	Insured: MBIA,
	SPA: ABN AMRO Bank
	3.510% 01/01/11(a)	28,915,000	28,915,000
MI Ann Arbor Economic Development
	Ann Arbor YMCA,
	Series 2004,
	LOC: Fifth Third Bank
	3.630% 04/01/34(a)	1,900,000	1,900,000
MI Building Authority
	Series 2003,
	Insured: MBIA
	3.520% 10/15/18(a)	4,155,000	4,155,000
MI Detroit School District
	Series 2006:
	4.500% 08/21/07	40,000,000	40,247,598
	Insured: FGIC,
	LIQ FAC: Citigroup Financial Products
	3.520% 05/01/33(a)	3,480,000	3,480,000
MI Fremont Hospital Finance Authority
	Gerber Memorial Health Services,
	Series 2002,
	LOC: Fifth Third Bank
	3.650% 11/01/27(a)	5,040,000	5,040,000
MI Grand Rapids Public Schools
	Series 2004,
	LOC: Fifth Third Bank
	3.650% 05/01/23(a)	720,000	720,000
MI Grand Valley
	State University Revenue:
	Series 2001 B,
	Insured: FGIC,
	SPA: Bank One N.A.
	3.480% 06/01/27(a)	20,900,000	20,900,000
	Series 2003,
	Insured: XLCA,
	SPA: Fifth Third Bank
	3.480% 09/01/28(a)	16,850,000	16,850,000
	Series 2005,
	Insured: XLCA,
	SPA: DEPFA Bank PLC
	3.480% 12/01/25(a)	2,910,000	2,910,000
MI Higher Education Facilities Authority
	Davenport University,
	Series 2004,
	LOC: Fifth Third Bank
	3.630% 06/01/34(a)	14,550,000	14,550,000

18

		Par ($)	Value ($)
Municipal Bonds – (continued)
MICHIGAN – (continued)
	Hope College:
	Series 2002 B,
	LOC: Fifth Third Bank
	3.490% 04/01/32(a)	9,355,000	9,355,000
	Series 2004,
	LOC: Bank One N.A
	3.500% 04/01/34(a)	9,480,000	9,480,000
MI Hospital Finance Authority
	Series 2003,
	LOC: Fifth Third Bank
	3.530% 12/01/32(a)	8,100,000	8,100,000
MI Housing Development Authority
	Series 2006 C,
	SPA: DEPFA Bank PLC
	3.560% 12/01/37(a)	8,000,000	8,000,000
MI Municipal Bond Authority
	Series 2006 B-2,
	LOC: Bank of Nova Scotia
	4.500% 08/20/07	31,900,000	32,081,047
MI Oakland County Economic Development Corp.
	Pontiac Vision Schools,
	Series 2000,
	LOC: Allied Irish Banks PLC
	3.490% 08/01/20(a)	7,760,000	7,760,000
MI Public Educational Facility Authority
	West Michigan Academy,
	Series 2003,
	LOC: Fifth Third Bank
	3.650% 12/01/18(a)	2,215,000	2,215,000
MI Strategic Fund Ltd.
	Environmental Research Institute:
	Series 2000 A,
	3.630% 10/01/15(a)	5,370,000	5,370,000
	Series 2000 B,
	3.630% 10/01/25(a)	2,265,000	2,265,000
	Grand Rapids Art Museum,
	Series 2006 A,
	LOC: LaSalle Bank N.A.
	3.480% 05/01/41(a)	10,000,000	10,000,000
MI West Shore Medical Center
	Series 2001,
	LOC: National City Bank
	3.530% 04/01/22(a)	10,510,000	10,510,000
MICHIGAN TOTAL			252,803,645
MINNESOTA – 0.4%
MN Community Development Agency
	Series 1995 A,
	LOC: U.S. Bank N.A.
	3.530% 10/01/24(a)	4,670,000	4,670,000

19

		Par ($)	Value ($)
Municipal Bonds – (continued)
MINNESOTA – (continued)
MN Housing Finance Agency
	Series 2006 O,
	GIC: Wells Fargo Bank N.A.
	3.530% 07/01/18(a)	7,500,000	7,500,000
	Series 2006 Q,
	GIC: Wells Fargo Bank N.A.
	3.530% 07/01/18(a)	4,000,000	4,000,000
MN Midwest Consortium of Municipal Utilities
	Series 2005 B,
	LOC: U.S. Bank N.A.
	3.460% 10/01/35(a)	2,835,000	2,835,000
MN Southern Municipal Power Agency
	Series 2005,
	Insured: MBIA,
	SPA: Merrill Lynch Capital Services
	3.540% 01/01/27(a)	1,000,000	1,000,000
MINNESOTA TOTAL			20,005,000
MISSISSIPPI – 1.5%
MS Biloxi Housing Authority Multifamily Housing Revenue
	Bayview Place LLC,
	Series 2005,
	3.400% 08/01/07	8,750,000	8,718,746
MS Business Finance Corp.
	Belhaven College,
	Series 2004,
	LOC: First Tennessee Bank
	3.550% 07/01/24(a)	4,600,000	4,600,000
	Gulf Ship LLC,
	Series 2006,
	LOC: Regions Bank
	3.490% 06/01/26(a)	15,000,000	15,000,000
	Mississippi College,
	Series 2003,
	LOC: AmSouth Bank
	3.600% 07/01/23(a)	13,740,000	13,740,000
MS Lehman Municipal Trust Receipts
	Series 2006,
	LIQ FAC: Lehman Liquidity Co.
	3.590% 11/01/26(a)	24,705,000	24,705,000
MISSISSIPPI TOTAL			66,763,746
MISSOURI – 2.4%
MO Clay County Public School District No. 53
	Series 2004,
	Insured: FSA
	3.520% 03/01/12(a)	6,045,000	6,045,000
MO Desloge Industrial Development Authority
	National Health Corp.,
	Series 1989,
	LOC: Regions Bank
	3.650% 12/01/10(a)	1,370,000	1,370,000

20

		Par ($)	Value ($)
Municipal Bonds – (continued)
MISSOURI – (continued)
MO Development Finance Board
	Southeast Missouri State University,
	Series 2003 B,
	LOC: U.S. Bank N.A.
	1.000% 10/01/23(a)	18,585,000	18,585,000
MO Dunklin County Industrial Development Authority
	National Health Corp.,
	Series 1989,
	LOC: Regions Bank
	3.650% 12/01/10(a)	1,355,000	1,355,000
MO Health & Educational Facilities Authority
	Lutheran Senior Services,
	Series 2000,
	LOC: U.S. Bank N.A.
	3.490% 02/01/31(a)	12,940,000	12,940,000
MO Joint Municipal Electric Utility Commission
	Series 2006,
	Insured: MBIA,
	SPA: Merrill Lynch Capital Services
	3.520% 01/01/19(a)	6,390,000	6,390,000
MO Kansas City Industrial Development Authority
	Multi-Family Housing Revenue:
	Ethans Apartments Associates,
	Series 2004,
	LOC: Citibank N.A.
	3.510% 02/01/39(a)	22,000,000	22,000,000
	Timberlane Village Associates,
	Series 1986,
	LOC: UBS AG
	3.540% 06/01/27(a)	18,400,000	18,400,000
MO Platte County Industrial Development Authority
	Series 1996,
	Insured: FHLMC
	3.490% 04/01/28(a)	8,125,000	8,125,000
MO SCA Tax Exempt Trust
	Series 2005 PT-2521,
	Insured: FSA,
	LOC: Merrill Lynch Capital Services
	3.530% 01/01/30(a)	8,335,000	8,335,000
MO St. Louis Industrial Development Authority
	Series 1989,
	LOC: PNC Bank N.A.
	3.500% 05/01/09(a)	5,000,000	5,000,000
MISSOURI TOTAL			108,545,000
NEBRASKA – 0.1%
NE Elementary & Secondary School Finance Authority
	Wider Omaha Lutheran School Association,
	Series 2004 B,
	LOC: PNC Bank N.A.
	3.690% 09/01/29(a)	3,625,000	3,625,000
NEBRASKA TOTAL			3,625,000

21

		Par ($)	Value ($)
Municipal Bonds – (continued)
NEVADA – 2.1%
NV Carson City Hospital Revenue
	Carson-Tahoe Hospital,
	Series 2003 B,
	LOC: U.S. Bank N.A.
	3.480% 09/01/33(a)	19,500,000	19,500,000
NV Clark County School District
	Series 2004,
	Insured: MBIA
	3.520% 06/15/23(a)	6,225,000	6,225,000
NV Clark County
	Airport Revenue,
	Series 2005 D-2,
	Insured: FGIC
	3.500% 07/01/40(a)	13,000,000	13,000,000
NV Eclipse Funding Trust
	Series 2006,
	Insured: AMBAC,
	LIQ FAC: U.S. Bank N.A.
	3.520% 07/01/35(a)	13,140,000	13,140,000
NV Henderson
	Series 2004,
	Insured: FGIC
	3.520% 06/01/24(a)	8,595,000	8,595,000
NV Las Vegas Valley Water District
	Series 2006,
	Insured: FGIC,
	LIQ FAC: JPMorgan Chase Bank & Co.
	3.520% 06/01/13(a)	3,300,000	3,300,000
NV Reno Sales Tax Revenue
	Series 2006 3G,
	LIQ FAC: Goldman Sachs
	3.540% 06/01/21(a)	5,825,000	5,825,000
NV Reset Optional Certificates Trust II-R
	Series 2006,
	Insured: AMBAC,
	LIQ FAC: Citigroup Financial Products
	3.530% 11/01/26(a)	4,345,000	4,345,000
NV System of Higher Education
	Series 2005,
	Insured: AMBAC,
	LIQ FAC: Deutsche Bank A.G.
	3.510% 07/01/30(a)	7,540,000	7,540,000
NV Tuckee Meadows Water Authority
	3.600% 02/06/07	8,750,000	8,750,000
NV Washoe County School District
	Series 2003,
	Insured: FGIC,
	LIQ FAC: Citigroup Global Markets
	3.520% 06/01/20(a)	3,965,000	3,965,000
NEVADA TOTAL			94,185,000

22

		Par ($)	Value ($)
Municipal Bonds – (continued)
NEW HAMPSHIRE – 0.2%
NH Health & Education Facilities Authority
	Series 2004 A,
	LOC: Citizens Bank
	3.520% 12/01/34(a)	5,000,000	5,000,000
NH Manchester Housing Authority
	Series 1990 A,
	LOC: PNC Bank N.A.
	3.530% 06/15/15(a)	4,600,000	4,600,000
NEW HAMPSHIRE TOTAL			9,600,000
NEW JERSEY – 0.4%
NJ Economic Development Authority
	Series 2004 502,
	Insured: MBIA,
	LIQ FAC: PNC Bank N.A.
	3.520% 01/01/22(a)	10,785,000	10,785,000
NJ Municipal Securities Trust Certificates
	Series 2006 A,
	Insured: AMBAC,
	LIQ FAC: Bear Stearns Capital Markets
	3.550% 11/07/30(a)	9,805,000	9,805,000
NEW JERSEY TOTAL			20,590,000
NEW MEXICO – 0.9%
NM Eclipse Funding Trust
	Series 2006,
	Insured: AMBAC,
	LIQ FAC: U.S. Bank N.A.
	3.510% 06/01/36(a)	9,300,000	9,300,000
NM Farmington Hospital Revenue
	San Juan Regional Medical Center,
	Series 2004-B,
	LOC: Bank of Nova Scotia
	3.510% 06/01/28(a)	5,000,000	5,000,000
NM Finance Authority
	Series 2004,
	Insured: MBIA
	3.520% 12/15/11(a)	19,610,000	19,610,000
NM Hospital Equipment Loan Council
	Presbyterian Healthcare Services,
	Series 2005 B,
	Insured: FSA,
	SPA: Citibank N.A.
	3.500% 08/01/30(a)	8,900,000	8,900,000
NEW MEXICO TOTAL			42,810,000
NEW YORK – 2.3%
NY ABN AMRO Munitops Certificates Trust
	Series 2004,
	Insured: FSA
	3.530% 01/15/12(a)	11,190,000	11,190,000

23

		Par ($)	Value ($)
Municipal Bonds – (continued)
NEW YORK – (continued)
NY Dormitory Authority
	Series 2000,
	Insured: AMBAC,
	LIQ FAC: Merrill Lynch Capital Services
	3.600% 05/15/07(a)	8,140,000	8,140,000
NY Forest City New Rochelle Revenue Certificates of Trust
	FC Washington-Lincoln LLC,
	Series 2003 C,
	LOC: Wachovia Bank N.A.
	3.550% 06/01/11(a)	4,190,000	4,190,000
NY Local Government Assistance Corp.
	Series 2000,
	Insured: FGIC,
	LIQ FAC: Lloyds TSB Bank PLC
	3.520% 04/01/10(a)	2,600,000	2,600,000
NY Metropolitan Transportation Authority
	Series 2006 B26,
	Insured: AMBAC,
	SPA: Wachovia Bank N.A.
	3.510% 11/15/24(a)	9,985,000	9,985,000
NY Nassau County Tobacco Settlement Corp.
	Series 2006,
	SPA: Merrill Lynch Capital Services,
	GTY AGMT: Merrill Lynch & Co.
	3.540% 06/01/46(a)	8,000,000	8,000,000
NY Tobacco Settlement Financing Authority
	Series 2006,
	SPA: Merrill Lynch Capital Services,
	GTY AGMT: Merrill Lynch & Co.
	3.670% 06/01/20(a)	45,855,000	45,855,000
NY TSASC, Inc.
	Series 2006,
	SPA: Merrill Lynch Capital Services,
	GTY AGMT: Merrill Lynch & Co.
	3.540% 06/01/42(a)	8,000,000	8,000,000
NY Urban Development Corp.
	Series 2004 A-3-A,
	Insured: CIFG,
	SPA: Dexia Credit Local
	3.450% 03/15/33(a)	10,000,000	10,000,000
NEW YORK TOTAL			107,960,000
NORTH CAROLINA – 2.6%
NC Capital Facilities Finance Agency
	Educational Facilities Revenue:
	Barton College,
	Series 2001,
	LOC: Branch Banking & Trust Co.
	3.520% 07/01/19(a)	5,100,000	5,100,000
	Campbell University,
	Series 2004,
	LOC: Branch Banking & Trust Co.
	3.520% 10/01/24(a)	5,360,000	5,360,000

24

		Par ($)	Value ($)
Municipal Bonds – (continued)
NORTH CAROLINA – (continued)
	The Raleigh School,
	Series 2006,
	LOC: Branch Banking & Trust Co.
	3.520% 09/01/31(a)	4,000,000	4,000,000
NC City of Charlotte
	Certificates of Participation,
	Series 2006,
	SPA: Merrill Lynch Capital Services
	3.530% 08/01/18(a)	12,760,000	12,760,000
NC Charlotte Housing Authority
	Multi-Family Housing Revenue:
	Charlotte Oak Park LLC,
	Series 2005,
	LOC: Wachovia Bank N.A.
	3.500% 09/01/35(a)	7,740,000	7,740,000
	Charlotte Stonehaven LLC,
	Series 2005,
	LOC: Wachovia Bank N.A.
	3.500% 09/01/35(a)	9,475,000	9,475,000
NC Cleveland County Family YMCA, Inc.
	Series 1998,
	LOC: Branch Banking & Trust Co.
	3.520% 08/01/18(a)	2,110,000	2,110,000
NC Forsyth County Industrial Facilities & Pollution Control Financing Authority
	YMCA of Winston-Salem,
	Series 2005,
	LOC: Branch Banking & Trust Co.
	3.520% 12/01/30(a)	10,250,000	10,250,000
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
	YMCA of Greensboro, Inc.,
	Series 2002,
	LOC: Branch Banking & Trust Co.
	3.520% 02/01/23(a)	2,660,000	2,660,000
NC Henderson County Hospital Revenue
	Series 2001,
	LOC: Branch Banking & Trust Co.
	3.520% 10/01/21(a)	12,745,000	12,745,000
NC Medical Care Commission
	Aldersgate United Retirement Community,
	Series 2001,
	LOC: Branch Banking & Trust
	3.500% 01/01/31(a)	10,070,000	10,070,000
	Carolina Meadows, Inc.,
	Series 2004,
	LOC: Allied Irish Bank PLC
	3.500% 12/01/34(a)	5,110,000	5,110,000
	J. Arthur Dosher Memorial Hospital,
	Series 1998,
	LOC: Branch Banking & Trust Co.
	3.520% 05/01/18(a)	2,240,000	2,240,000
	Rutherford Hospital, Inc.,
	Series 2001,
	LOC: Branch Banking & Trust Co.
	3.520% 09/01/21(a)	3,315,000	3,315,000

25

		Par ($)	Value ($)
Municipal Bonds – (continued)
NORTH CAROLINA – (continued)
	Southeastern Regional Medical Center,
	LOC: Branch Banking & Trust
	3.520% 06/01/37(a)	3,250,000	3,250,000
	United Methodist Retirement Homes,
	Series 2005,
	LOC: Branch Banking & Trust Co.
	3.520% 10/01/35(a)	5,000,000	5,000,000
	Well-Spring Retirement Community,
	Series 2003,
	LOC: Allied Irish Bank PLC
	3.500% 01/01/21(a)	9,100,000	9,100,000
	Westcare, Inc.,
	Series 2002 A,
	LOC: Branch Banking & Trust Co.
	3.520% 09/01/22(a)	8,900,000	8,900,000
NORTH CAROLINA TOTAL			119,185,000
NORTH DAKOTA – 0.5%
ND Grand Forks Health Care Facilities Revenue
	Series 2004,
	Insured: MBIA:
	SPA: Landesbank Hessen-Thuringen
	3.520% 07/21/09(a)	5,845,000	5,845,000
	SPA: Merrill Lynch Capital Services
	3.700% 12/01/24(a)	15,510,000	15,510,000
NORTH DAKOTA TOTAL			21,355,000
OHIO – 8.2%
OH Akron Bath Copley Township Hospital District
	Summa Health System,
	Series 2004 B,
	LOC: Bank One N.A.
	3.500% 11/01/34(a)	39,205,000	39,205,000
OH Clark County
	Ohio Masonic Home,
	Series 1999,
	Insured: AMBAC,
	SPA: KeyBank N.A.
	3.500% 10/01/25(a)	5,800,000	5,800,000
OH Cleveland Cuyahoga County Port Authority
	Cleveland Museum of Art:
	Series 2005 A,
	3.480% 10/01/40(a)	5,000,000	5,000,000
	Series 2005 B,
	SPA: JPMorgan Chase Bank
	3.480% 10/01/40(a)	15,000,000	15,000,000
	Park Synagogue,
	Series 2006,
	LOC: U.S. Bank N.A.
	3.490% 01/01/31(a)	9,995,000	9,995,000
OH Columbus Regional Airport Authority
	Series 2004,
	LOC: U.S. Bank N.A.
	3.500% 03/01/34(a)	24,750,000	24,750,000

26

		Par ($)	Value ($)
Municipal Bonds – (continued)
OHIO – (continued)
	Series 2005,
	LOC: U.S. Bank N.A.
	3.500% 07/01/35(a)	33,275,000	33,275,000
OH County of Lucas
	Series 2002,
	LOC: Fifth Third Bank
	3.630% 10/01/21(a)	9,200,000	9,200,000
OH Cuyahoga County Health Care Facilities Revenue
	A.M. McGregor Home,
	Series 2001,
	LOC: KeyBank N.A.
	3.510% 01/01/32(a)	11,615,000	11,615,000
	Marymount Health Care Systems,
	Series 2005,
	LOC: KeyBank N.A.
	3.510% 08/01/32(a)	19,630,000	19,630,000
OH Cuyahoga County Hospital Revenue
	Series 2006,
	Insured: MBIA,
	LIQ FAC: Bayerische Landesbank
	3.600% 01/15/26(a)	43,000,000	43,000,000
OH Franklin County Health Care Facilities Revenue
	Traditions Healthcare,
	Series 2005,
	Insured: AMBAC,
	SPA: National City Bank
	3.500% 06/01/30(a)	20,835,000	20,835,000
OH Franklin County Hospital Revenue
	Children’s Hospital,
	Series 2003,
	Insured: AMBAC,
	LOC: National City Bank
	3.480% 11/01/33(a)	21,000,000	21,000,000
	Series 2002,
	Insured: AMBAC,
	LOC: National City Bank
	3.480% 11/01/25(a)	6,670,000	6,670,000
OH Hamilton County Health Care Facilities Revenue
	Episcopal Retirement Homes, Inc.,
	Series 2005 A,
	LOC: KeyBank N.A.
	3.480% 06/01/35(a)	6,485,000	6,485,000
OH Higher Educational Facility Commission
	Series 2003,
	LOC: Fifth Third Bank
	3.490% 09/01/30(a)	12,025,000	12,025,000
OH Higher Educational Facility Revenue
	Series 2005,
	LOC: National City Bank
	3.500% 05/01/30(a)	7,000,000	7,000,000

27

		Par ($)	Value ($)
Municipal Bonds – (continued)
OHIO – (continued)
OH Highland County Hospital Joint Township
	Series 2004,
	LOC: Fifth Third Bank
	3.650% 08/01/24(a)	1,625,000	1,625,000
OH Jackson Local School District Stark & Summit Counties
	Series 2004,
	Insured: FGIC
	3.510% 12/01/24(a)	3,970,000	3,970,000
OH Mahoning County Hospital Facilities Revenue
	Forum Health Obligation Group,
	Series 1997 B,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	3.500% 12/01/28(a)	14,100,000	14,100,000
	Series 2002 B,
	LOC: Fifth Third Bank
	3.510% 12/01/27(a)	6,595,000	6,595,000
OH Middleburg Heights Hospital Revenue
	Series 1997,
	LOC: Fifth Third Bank
	3.490% 08/15/22(a)	5,015,000	5,015,000
OH Montgomery County Economic Development Revenue
	Series 1996,
	LOC: National City Bank
	3.550% 05/01/26(a)	8,000,000	8,000,000
OH Muskingum County Hospital Facilities Revenue
	Genesis Healthcare System,
	Series 2000,
	LOC: National City Bank
	3.500% 12/01/20(a)	13,670,000	13,670,000
OH Parma City
	Parma Community General Hospital,
	Series 2006 C,
	LOC: JPMorgan Chase Bank
	3.480% 11/01/30(a)	10,275,000	10,275,000
OH Sandusky County Hospital Facility Revenue
	Memorial Hospital,
	Series 2006,
	LOC: Fifth Third Bank
	3.510% 02/01/30(a)	18,000,000	18,000,000
OH Summit County Port Authority
	Series 2005,
	LOC: National City Bank
	3.550% 10/01/23(a)	4,675,000	4,675,000
OH University of Toledo
	Series 2002,
	Insured: FGIC,
	SPA: U.S. Bank N.A.
	3.650% 06/01/32(a)	200,000	200,000

28

		Par ($)	Value ($)
Municipal Bonds – (continued)
OHIO – (continued)
OH Warren County Economic Development Revenue
	Ralph J. Stolle Countryside,
	Series 2000,
	LOC: Fifth Third Bank
	3.650% 08/01/20(a)	900,000	900,000
OHIO TOTAL			377,510,000
OKLAHOMA – 0.0%
OK Industries Authority
	Amateur Softball Association,
	Series 2002,
	LOC: Bank One Oklahoma N.A.
	3.750% 06/01/14(a)	1,140,000	1,140,000
OKLAHOMA TOTAL			1,140,000
OREGON – 0.2%
OR Homeowner Revenue
	Series 2006,
	SPA: Merrill Lynch Capital Services
	3.530% 05/01/10(a)	10,635,000	10,635,000
OREGON TOTAL			10,635,000
PENNSYLVANIA – 6.3%
PA Allegheny County Hospital Development Authority
	Childrens Home Pittsburgh:
	Series 2006 A,
	LOC: PNC Bank N.A.
	3.500% 06/01/09(a)	5,000,000	5,000,000
	Series 2006 B,
	LOC: PNC Bank N.A.
	3.500% 06/01/35(a)	9,000,000	9,000,000
	Jefferson Regional Medical Center,
	Series 2006 A,
	LOC: PNC Bank N.A.
	3.500% 05/01/26(a)	22,000,000	22,000,000
	University of Pittsburgh Medical Center:
	Series 2005 B-1,
	3.610% 12/01/16(a)	13,100,000	13,100,000
	Series 2005 B-2,
	3.610% 12/01/35(a)	21,900,000	21,900,000
PA Allegheny County Industrial Development Revenue
	United Jewish Federation,
	Series 1995 B,
	LOC: PNC Bank N.A.
	3.500% 10/01/25(a)	5,460,000	5,460,000
PA Allegheny County Redevelopment Authority
	Series 2001 A,
	LOC: National City Bank
	3.550% 11/01/19(a)	2,700,000	2,700,000

29

		Par ($)	Value ($)
Municipal Bonds – (continued)
PENNSYLVANIA – (continued)
PA Chartiers Valley Industrial & Commercial Development Authority
	Asbury Villas:
	Series 2000 A,
	LOC: Fifth Third Bank
	3.650% 12/01/26(a)	4,570,000	4,570,000
	Series 2000 B,
	LOC: Fifth Third Bank
	3.650% 12/01/30(a)	4,440,000	4,440,000
PA Chester County Industrial Development Authority
	Malvern Preparatory School,
	Series 2001,
	LOC: Wachovia Bank N.A.
	3.480% 04/01/31(a)	8,450,000	8,450,000
PA Delaware Valley Regional Financial Authority
	Series 2004,
	Insured: AMBAC,
	SPA: Merrill Lynch Capital Services
	3.700% 07/01/27(a)	4,995,000	4,995,000
PA Emmaus General Authority
	Series 1989 B,
	LOC: DEPFA Bank PLC
	3.500% 03/01/24(a)	12,700,000	12,700,000
	Series 1989 D,
	LOC: DEPFA Bank PLC
	3.500% 03/01/24(a)	15,200,000	15,200,000
	Series 1989 F,
	LOC: DEPFA Bank PLC
	3.500% 03/01/24(a)	23,600,000	23,600,000
	Series 1989 G18,
	LOC: DEPFA Bank PLC
	3.500% 03/01/24(a)	22,800,000	22,800,000
	Series 1989 H-19,
	LOC: DEPFA Bank PLC
	3.500% 03/01/24(a)	15,000,000	15,000,000
PA Harrisburg Authority
	Series 2001 D,
	Insured: FSA,
	SPA: Dexia Credit Local
	3.530% 03/01/34(a)	1,840,000	1,840,000
	Series 2002 B,
	Insured: FSA,
	SPA: Dexia Credit Local
	3.530% 03/01/34(a)	11,270,000	11,270,000
PA Higher Educational Facilities Authority
	Gannon University,
	Series 2003 L1,
	LOC: PNC Bank N.A.
	3.500% 05/01/15(a)	4,000,000	4,000,000
	Kings College,
	Series 2003 L2,
	LOC: PNC Bank N.A.
	3.500% 05/01/18(a)	4,155,000	4,155,000
	Series 2005,
	LOC: Sovereign Bank
	3.510% 11/01/36(a)	8,000,000	8,000,000

30

		Par ($)	Value ($)
Municipal Bonds – (continued)
PENNSYLVANIA – (continued)
PA Lackawanna County
	Series 2006 A,
	LOC: PNC Bank N.A.
	3.500% 09/01/29(a)	20,000,000	20,000,000
PA Lehigh County General Purpose Authority
	Series 2003,
	Insured: AMBAC,
	SPA: Merrill Lynch Capital Services
	3.600% 07/01/18(a)	10,000,000	10,000,000
PA Luzerne County Industrial Development Authority
	Series 2005,
	LOC: PNC Bank N.A.
	3.500% 11/01/26(a)	10,500,000	10,500,000
PA Philadelphia
	Series 2006,
	Insured: CIFG,
	LIQ FAC: Bayerische Landesbank
	3.510% 08/01/22(a)	10,630,000	10,630,000
PA West Cornwall Township Municipal Authority
	Lebanon Valley Brethren Home,
	Series 2006 S,
	LOC: PNC Bank N.A.
	3.510% 01/01/37(a)	5,000,000	5,000,000
PA Wilkinsburg Municipal Authority
	Monroeville Christian,
	Series 2006,
	LOC: Citizens Bank N.A.
	3.500% 03/01/27(a)	11,100,000	11,100,000
PENNSYLVANIA TOTAL			287,410,000
SOUTH CAROLINA – 2.2%
SC ABN AMRO Munitops Certificates Trust
	Series 2003,
	Insured: FSA
	3.520% 03/01/11(a)	23,515,000	23,515,000
SC Cherokee County Industrial Development Revenue
	Newark Electronics Corp.,
	Series 1985,
	LOC: LaSalle Bank N.A.
	3.500% 12/01/15(a)	6,500,000	6,500,000
SC Greenville County Industrial Revenue
	Edgcomb Metals Co.,
	Series 1984,
	LOC: Wells Fargo Bank N.A.
	3.460% 07/01/14(a)	5,000,000	5,000,000
SC Jobs Economic Development Authority
	Anderson Area YMCA,
	Series 1999,
	LOC: Branch Banking & Trust
	3.520% 11/01/24(a)	1,700,000	1,700,000
	Health Care Facilities Revenue:
	Baptist Ministries, Inc.,
	Series 2000,
	LOC: National Bank of South Carolina
	3.550% 07/01/20(a)	5,800,000	5,800,000

31

		Par ($)	Value ($)
Municipal Bonds – (continued)
SOUTH CAROLINA – (continued)
	Carolina Village, Inc.,
	Series 2000,
	LOC: Branch Banking & Trust
	3.520% 02/01/22(a)	13,250,000	13,250,000
	Hospital Facilities Revenue:
	Canon Memorial Hospital,
	Series 2004 A,
	LOC: National Bank of South Carolina
	3.580% 06/01/24(a)	6,070,000	6,070,000
	Sisters Of Charity Hospitals,
	Series 2002,
	LOC: Wachovia Bank N.A.
	3.500% 11/01/32(a)	3,820,000	3,820,000
	Spartanburg YMCA,
	Series 1996,
	LOC: First Union National Bank
	3.520% 06/01/18(a)	2,500,000	2,500,000
SC Public Service Authority
	Series 2002,
	Insured: FSA
	3.520% 07/01/10(a)	10,240,000	10,240,000
	Series 2004,
	Insured: AMBAC
	3.520% 01/01/22(a)	4,535,000	4,535,000
SC Transportation Infrastructure Bank
	Series 2004,
	Insured: AMBAC
	3.520% 04/01/12(a)	12,700,000	12,700,000
	Series 2006,
	Insured: AMBAC,
	LIQ FAC: Citigroup Financial Products
	3.520% 10/01/33(a)	4,185,000	4,185,000
SOUTH CAROLINA TOTAL			99,815,000
TENNESSEE – 6.1%
TN Blount County Public Building Authority
	Series 2001 A-2E,
	Insured: AMBAC,
	LOC: KBC Bank NV,
	LOC: Landesbank Baden-Wurttm
	3.650% 06/01/35(a)	8,000,000	8,000,000
	Series 2005 D-5-B,
	Insured: XLCA,
	SPA: DEPFA Bank PLC
	3.650% 06/01/22(a)	4,700,000	4,700,000
TN Chattanooga Health, Educational & Housing Facility Board
	McCallie School,
	Series 1991,
	LOC: SunTrust Bank
	3.490% 07/01/25(a)	15,725,000	15,725,000

32

		Par ($)	Value ($)
Municipal Bonds – (continued)
TENNESSEE – (continued)
TN Cleveland Health & Educational Facilities Board Revenue
	Lee University,
	Series 2002,
	LOC: First Tennessee Bank
	3.550% 12/01/19(a)	2,750,000	2,750,000
TN Collierville Industrial Development Board
	St. George’s High School,
	Series 2001,
	LOC: AmSouth Bank
	3.500% 08/01/31(a)	19,870,000	19,870,000
TN Dickson County Industrial Development Board Revenue
	The Jackson Foundation-Renaissance Learning Center,
	Series 1997,
	LOC: SunTrust Bank of Nashville
	3.490% 11/01/12(a)	7,800,000	7,800,000
TN Energy Acquisition Corp.
	Series 2006,
	LIQ FAC: Goldman Sachs
	GTY AGMT: Goldman Sachs & Co.
	3.530% 09/01/26(a)	55,000,000	55,000,000
TN Knox County Health, Educational & Housing Facilities Board
	Volunteer Student Housing LLC,
	Series 2002,
	LOC: Allied Irish Banks PLC
	3.490% 09/01/34(a)	21,390,000	21,390,000
TN McMinn County Industrial Development Board
	Series 2006,
	LOC: AmSouth Bank
	3.580% 11/01/36(a)	4,750,000	4,750,000
TN Memphis Center City Revenue Finance Corp.
	Series 2000,
	SPA: Merrill Lynch Capital Services,
	GTY AGMT: Merrill Lynch & Co.
	3.530% 11/06/29(a)(b)	4,000,000	4,000,000
TN Metropolitan Government Nashville & Davidson County District Energy Revenue
	Series 2002,
	Insured: AMBAC
	3.520% 10/01/19(a)	5,280,000	5,280,000
TN Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
	The Blakeford at Green Hills,
	Series 2005,
	LOC: Fifth Third Bank
	3.650% 07/01/16(a)	7,000,000	7,000,000
	Timberlake Apartments Associates,
	Series 2002,
	Insured: FNMA
	3.480% 08/15/32(a)	7,000,000	7,000,000

33

		Par ($)	Value ($)
Municipal Bonds – (continued)
TENNESSEE – (continued)
	Vanderbilt University,
	Series 2000 A,
	3.450% 10/01/30(a)	10,215,000	10,215,000
TN Metropolitan Government Nashville & Davidson County Industrial Development Board
	Nashville Apartment Properties,
	Series 1995-2,
	LOC: AmSouth Bank
	3.590% 09/01/15(a)	2,955,000	2,955,000
TN Morgan Keegan Municipal Products, Inc.
	Series 2005 E,
	3.520% 12/01/10(a)	14,785,000	14,785,000
TN Municipal Energy Acquisition Corp.
	Series 2006,
	LOC: JPMorgan Chase & Co.
	LIQ FAC: JPMorgan Chase & Co.
	1.000% 11/30/07(a)	55,000,000	55,000,000
TN SCA Tax Exempt Trust
	Series 2005,
	Insured: FSA,
	SPA: Merrill Lynch Capital Services
	3.530% 01/01/30(a)	12,400,000	12,400,000
TN Sevier County Public Building Authority
	Local Government Public Improvement Revenue,
	Series 1998 III-B-2,
	Insured: AMBAC,
	SPA: Landesbank Hessen-Thuringen
	3.500% 06/01/19(a)	4,250,000	4,250,000
TN Shelby County Health, Educational & Housing Facilities Board
	Memphis University School Project,
	Series 2002,
	LOC: SunTrust Bank
	3.500% 10/01/22(a)	4,520,000	4,520,000
	St. Benedict Auburndale School,
	Series 2003,
	LOC: AmSouth Bank
	3.500% 05/01/33(a)	5,050,000	5,050,000
	St. Mary’s Episcopal School Project,
	Series 2004,
	LOC: First Tennessee Bank
	3.500% 12/01/34(a)	3,500,000	3,500,000
TN Williamson County Industrial Development Board
	St. Matthew Catholic Church,
	Series 2004,
	LOC: SunTrust Bank
	3.540% 07/01/24(a)	3,050,000	3,050,000
TENNESSEE TOTAL			278,990,000

34

		Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – 9.7%
TX A & M University System Board of Regents
	Series 2006-57,
	LIQ FAC: Goldman Sachs
	3.520% 07/01/36(a)	6,155,000	6,155,000
TX ABN AMRO Munitops Certificate Trust
	Series 2003,
	Insured: PSFG,
	SPA: ABN AMRO Bank
	3.530% 08/15/10(a)	5,000,000	5,000,000
	Series 2006,
	Insured: PSFG,
	SPA: ABN AMRO Bank
	3.530% 02/15/27(a)	10,690,000	10,690,000
TX Ames Higher Education Facilities Corp.
	Southwest Austin Catholic School,
	Series 2003,
	LOC: Allied Irish Bank PLC
	3.530% 12/01/33(a)	5,385,000	5,385,000
TX Austin Utilities System
	3.500% 02/06/07	10,000,000	9,995,297
TX Brazosport Independent School District
	Series 2003,
	3.520% 08/15/10(a)	4,952,000	4,952,000
TX Bridgeport Independent School District
	Series 2004,
	Insured: PSFG,
	SPA: Merrill Lynch Capital Services,
	GTY AGMT: Merrill Lynch & Co.
	3.520% 08/15/08(a)	6,450,000	6,450,000
TX Brownsville Utility Systems Revenue
	Series 2005,
	Insured: AMBAC,
	LIQ FAC: Citigroup Global Markets
	3.520% 09/01/24(a)	6,965,000	6,965,000
TX Canutillo Independent School District
	Series 2003,
	Insured: PSFG,
	SPA: Merrill Lynch Capital Services
	3.520% 08/15/09(a)	4,790,000	4,790,000
TX Corpus Christi
	Series 2005,
	Insured: FSA,
	SPA: Merrill Lynch Capital Services
	3.520% 03/01/25(a)	4,820,000	4,820,000
TX Dallas Independent School District
	Series 2004,
	Insured: PSFG,
	LIQ FAC: Citibank N.A.
	3.520% 08/15/24(a)	4,470,000	4,470,000
TX Denton County
	Series 2005,
	Insured: MBIA
	3.520% 07/15/10(a)	4,565,000	4,565,000
TX Denton Utilities System
	Series 2004,
	Insured: MBIA
	3.520% 12/01/24(a)	5,305,000	5,305,000

35

		Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
TX Duncanville Independent School District
	Series 2006,
	Insured: PSFG,
	SPA: Merrill Lynch Capital Services
	3.520% 02/15/19(a)	8,225,000	8,225,000
TX Eclipse Funding Trust
	Series 2006,
	Insured: AMBAC,
	LIQ FAC: U.S. Bank N.A.
	3.510% 09/01/31(a)	23,680,000	23,680,000
TX Grand Prairie Housing Finance Corp.
	General Electric Capital Corp.,
	Series 1993,
	GTY AGMT: General Electric Capital Corp.
	3.550% 06/01/10(a)	9,600,000	9,600,000
	Windbridge Grand Prairie,
	Series 1993,
	GTY AGMT: General Electric Capital Corp.
	3.550% 06/01/10(a)	9,000,000	9,000,000
TX Grapevine Industrial Development Corp.
	Series 1993,
	LOC: Bank One Texas N.A.
	3.550% 03/01/10(a)	2,300,000	2,300,000
TX Gregg County Health Facilities Development Corp.
	Good Shepherd Health System,
	Series 2004,
	LOC: KBC Bank N.V.
	3.480% 10/01/15(a)	20,755,000	20,755,000
TX Gregg County Housing Finance Corp.
	Baily Properties LLC,
	Series 2004 A,
	Insured: FNMA,
	LIQ FAC: FNMA
	3.510% 02/15/23(a)	5,065,000	5,065,000
	Summer Green LLC,
	Series 2004 A,
	Insured: FNMA,
	LIQ FAC: FNMA
	3.510% 02/15/23(a)	2,600,000	2,600,000
TX Gulf Coast Waste Disposal Authority
	Armco, Inc.,
	Series 1998,
	LOC: PNC Bank N.A.
	3.500% 12/01/08(a)	6,850,000	6,850,000
TX Harlandale Independent School District
	Series 2004,
	Insured: PSFG,
	LOC: JPMorgan Chase Bank
	3.520% 08/15/12(a)	2,690,000	2,690,000

36

		Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
TX Harris County-Houston Sports Authority
	Series 2005,
	Insured: MBIA,
	LIQ FAC: Merrill Lynch Capital Services
	3.540% 11/15/38(a)	2,000,000	2,000,000
TX Harris County
	3.600% 02/07/07	18,820,000	18,820,000
	Series 2006,
	Insured: FGIC,
	LIQ FAC: Citibank N.A.
	3.530% 08/15/33(a)	5,580,000	5,580,000
TX Hays Consolidated Independent School District
	Series 2005,
	Insured: PSFG,
	SPA: Merrill Lynch Capital Services
	3.520% 08/15/25(a)	10,970,000	10,970,000
TX HFDC of Central Texas, Inc.
	Franciscan Communities Village,
	Series 2004 C,
	LOC: Sovereign Bank FSB
	3.500% 05/15/38(a)	6,500,000	6,500,000
TX Houston Independent School District
	Series 2005 DB-169,
	Insured: PSFG,
	LIQ FAC: Deutsche Bank A.G.
	3.510% 02/15/24(a)	3,365,000	3,365,000
	Series 2005 PT-3160,
	Insured: PSFG,
	LIQ FAC: Merrill Lynch Capital Services
	3.520% 02/15/20(a)	5,390,000	5,390,000
TX Houston Utility System Revenue
	Series 2004:
	Insured: FSA
	3.520% 05/15/20(a)	5,150,000	5,150,000
	Insured: MBIA
	3.520% 05/15/27(a)	12,145,000	12,145,000
TX Houston
	3.620% 03/08/07	12,000,000	12,000,000
	Series 2004,
	Insured: MBIA,
	LOC: JPMorgan Chase Bank
	3.520% 03/01/12(a)	9,215,000	9,215,000
TX Hunt Memorial Hospital District
	Series 1998,
	Insured: FSA
	3.530% 08/15/17(a)	10,070,000	10,070,000
TX Irving Independent School District
	Series 2006,
	Insured: PSFG,
	LIQ FAC: Merrill Lynch Capital Services
	3.520% 02/15/17(a)	5,195,000	5,195,000

37

		Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
TX Klein Independent School District
	Series 2003,
	Insured: PSFG,
	SPA: Merrill Lynch Capital Services
	3.520% 08/15/23(a)	5,565,000	5,565,000
TX Lewisville Independent School District
	Series 2004,
	Insured: PSFG,
	SPA: Merrill Lynch Capital Services
	3.520% 08/15/08(a)	3,940,000	3,940,000
TX Mesquite Independent School District No. 1
	Series 2005 1032,
	Insured: PSFG,
	LIQ FAC: JPMorgan Chase Bank
	3.520% 08/15/13(a)	5,315,000	5,315,000
TX Midlothian Industrial Development Corp.
	Box-Crow Cement Co.,
	Series 1984,
	LOC: UBS A.G.
	3.500% 12/01/09(a)	15,400,000	15,400,000
TX Montgomery County
	3.600% 02/12/07	10,000,000	10,000,000
TX Montgomery County Municipal Utility District No. 46
	Series 2004,
	Insured: FGIC,
	LIQ FAC: JPMorgan Chase Bank
	3.520% 09/01/10(a)	1,290,000	1,290,000
TX North Central Health Facility Development Corp.
	Series 2004,
	Insured: MBIA,
	GTY AGMT: Merrill Lynch & Co.
	3.520% 07/11/12(a)	13,395,000	13,395,000
TX North East Independent School District
	Series 2005 PT-3156,
	Insured: PSFG,
	LIQ FAC: Merrill Lynch Capital Services
	3.520% 02/01/22(a)	2,310,000	2,310,000
TX North University
	3.570% 02/08/07	12,486,000	12,486,000
TX Nueces County
	Series 2004,
	Insured: AMBAC
	3.520% 02/15/12(a)	10,535,000	10,535,000
TX Public Finance Auto
	3.600% 03/07/07	13,500,000	13,500,000
	3.600% 03/08/07	13,500,000	13,500,000
TX Richardson Independent School District
	Series 2005 PT-2835,
	Insured: PSFG,
	LIQ FAC: Merrill Lynch Capital Services
	3.520% 02/15/25(a)	4,295,000	4,295,000

38

		Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
TX San Antonio Educational Facilities Corp.
	University Incarnate Word Project,
	Series 2001,
	LOC: Bank One N.A.
	3.530% 12/01/21(a)	7,655,000	7,655,000
TX San Antonio Health Facilities Development Corp. Revenue
	CTRC Clinical Foundation,
	LOC: Wells Fargo Bank N.A.
	3.460% 06/01/20(a)	6,400,000	6,400,000
TX San Marcos Consolidated Independent School District
	Series 2005,
	Insured: PSFG
	3.520% 08/01/26(a)	6,125,000	6,125,000
TX State
	Series 2005,
	LIQ FAC: Lehman Liquidity Co.
	3.590% 04/01/30(a)	7,490,000	7,490,000
TX University of Texas
	Permanent University Fund,
	3.580% 02/07/07	10,000,000	10,000,000
	University Revenue,
	3.600% 04/02/07	11,300,000	11,300,000
TX Victoria Health Facilities Development Corp.
	Warm Springs Rehabilitation Foundation,
	Series 1997,
	LOC: Chase Bank of Texas N.A.
	3.530% 09/01/27(a)	1,325,000	1,325,000
TX Williamson County
	Series 2001 188,
	Insured: FSA
	3.520% 02/15/21(a)	8,135,000	8,135,000
TEXAS TOTAL			446,668,297
UTAH – 1.6%
UT Davis County Housing Authority
	PTR Multi-Family Holdings, Inc.,
	Series 1997 A,
	Insured: FNMA,
	LIQ FAC: FNMA
	3.500% 08/15/39(a)	4,240,000	4,240,000
UT Intermountain Power Agency
	3.580% 02/07/07	6,000,000	6,000,000
	Series 2006 A,
	Insured: FGIC,
	SPA: Citibank N.A.
	3.500% 07/01/16(a)	49,500,000	49,500,000

39

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTAH – (continued)
UT St. George Industrial Development Revenue
	Bluff Cove Resort LLC,
	Series 2002,
	LOC: JPMorgan Chase Bank
	3.570% 08/01/11(a)	1,825,000	1,825,000
UT Water Finance Agency
	Series 2005 A-13,
	Insured: AMBAC,
	SPA: JPMorgan Chase Bank
	3.490% 10/01/27(a)	10,000,000	10,000,000
UT Weber County Housing Authority
	Series 2001,
	LOC: Bank One N.A.
	3.520% 11/01/39(a)	2,630,000	2,630,000
UTAH TOTAL			74,195,000
VERMONT – 0.1%
VT Educational & Health Buildings Financing Agency
	Gifford Medical Center,
	Series 2006 A,
	LOC: KeyBank N.A.
	3.660% 10/01/36(a)	6,860,000	6,860,000
VERMONT TOTAL			6,860,000
VIRGINIA – 0.5%
VA Alexandria Industrial Development Authority
	Series 1989,
	LOC: First Union National Bank
	3.530% 01/01/09(a)	2,095,000	2,095,000
VA Front Royal & Warren County Industrial Development Revenue
	Series 2003,
	LOC: Branch Banking & Trust
	3.520% 05/01/23(a)	3,525,000	3,525,000
VA Hanover County Virginia Industrial Development Authority
	Covenant Woods,
	Series 1999,
	LOC: Branch Banking & Trust Co.
	3.520% 07/01/29(a)	3,965,000	3,965,000
VA Rockingham County Industrial Development Authority
	Sunnyside Presbyterian,
	Series 2003,
	LOC: Branch Banking & Trust
	3.520% 12/01/33(a)	11,750,000	11,750,000
VA Winchester Industrial Development Authority
	Westminster-Canterbury of Winchester, Inc.,
	Series 2005 B,
	LOC: Branch Banking & Trust
	3.520% 01/01/35(a)	3,000,000	3,000,000
VIRGINIA TOTAL			24,335,000

40

		Par ($)	Value ($)
Municipal Bonds – (continued)
WASHINGTON – 2.2%
WA Grant County Public Utility District No. 2 Priest Rapids
	Series 2001,
	Insured: FSA,
	SPA: Merrill Lynch Capital Services
	3.530% 01/01/22(a)	10,495,000	10,495,000
WA Health Care Facilities Authority
	Seattle Cancer Care,
	Series 2005,
	LOC: Harris Trust & Savings Bank
	3.500% 03/01/35(a)	8,100,000	8,100,000
WA Housing Finance Commission
	Antioch University,
	Series 2005,
	LOC: U.S. Bank N.A.
	3.640% 01/01/27(a)	6,635,000	6,635,000
	Franke Tobey Jones,
	Series 2003,
	LOC: Wells Fargo Bank N.A.
	3.700% 09/01/33(a)	13,035,000	13,035,000
	Pioneer Human Services,
	Series 2001 A,
	LOC: U.S. Bank N.A.
	3.700% 08/01/19(a)	4,840,000	4,840,000
	Series 1988,
	LOC: Harris Trust & Savings Bank
	3.550% 01/01/10(a)	11,700,000	11,700,000
	Spokane United Methodist Homes:
	Series 1999 A,
	LOC: Wells Fargo Bank N.A.
	3.700% 01/01/30(a)	14,575,000	14,575,000
	Series 2002,
	LOC: Wells Fargo Bank N.A.
	3.700% 01/01/34(a)	7,730,000	7,730,000
	YMCA of Snohomish County,
	Series 1999,
	LOC: U.S. Bank N.A.
	3.700% 06/01/27(a)	2,265,000	2,265,000
WA Pierce County
	Series 2005 921,
	Insured: AMBAC,
	LIQ FAC: JPMorgan Chase Bank
	3.520% 02/01/13(a)	4,215,000	4,215,000
WA Redmond
	Series 2006,
	Insured: MBIA,
	LIQ FAC: Merrill Lynch Capital Servies
	3.520% 12/01/20(a)	3,445,000	3,445,000
WA State
	Series 2004 B-22,
	Insured: FSA
	3.520% 07/01/24(a)	8,745,000	8,745,000

41

		Par ($)	Value ($)
Municipal Bonds – (continued)
WASHINGTON – (continued)
	Series 2004,
	Insured: AMBAC,
	GTY AGMT: Merrill Lynch & Co.
	3.520% 01/01/12(a)	7,415,000	7,415,000
WASHINGTON TOTAL			103,195,000
WEST VIRGINIA – 0.3%
WV Eclipse Funding Trust
	Series 2006,
	Insured: FSA,
	LOC: U.S. Bank N.A.
	3.510% 11/01/35(a)	9,335,000	9,335,000
WV University
	Series 2005,
	Insured: FGIC,
	LIQ FAC: JPMorgan Chase Bank
	3.520% 10/01/12(a)	4,960,000	4,960,000
WEST VIRGINIA TOTAL			14,295,000
WISCONSIN – 1.1%
WI Appleton Industrial Development Revenue
	Appleton Center Associates,
	Series 1994,
	LOC: U.S. Bank N.A.
	3.550% 12/15/09(a)	3,205,000	3,205,000
WI Center District Tax Revenue
	Series 2004,
	Insured: MBIA
	3.520% 12/15/21(a)	6,630,000	6,630,000
WI Health & Educational Facilities Authority
	Amery Regional Medical Center,
	Series 2006 A,
	LOC: Fifth Third Bank
	3.630% 05/01/36(a)	8,000,000	8,000,000
	Series 2003:
	Insured: MBIA
	3.520% 02/15/16(a)	8,340,000	8,340,000
	LOC: Bank One N.A.
	3.530% 07/01/28(a)	6,660,000	6,660,000
WI Reset Optional Certificates Trust II-R
	Series 2006,
	Insured: FSA,
	LIQ FAC: Citigroup Financial Products
	3.530% 11/01/26(a)	5,855,000	5,855,000
WI West Allis
	State Fair Park Exposition Center,
	Series 2001,
	LOC: U.S. Bank N.A.
	3.530% 08/01/28(a)	9,700,000	9,700,000
WISCONSIN TOTAL			48,390,000

42

		Par ($)	Value ($)
Municipal Bonds – (continued)
WYOMING – 0.2%
WY Sweetwater County
	Series 2006 A,
	LOC: KeyBank N.A.
	3.520% 09/01/26(a)	7,100,000	7,100,000
WYOMING TOTAL			7,100,000
	Total Municipal Bonds (cost of $4,337,136,079)		4,337,136,079
Short-Term Obligations – 2.2%
VARIABLE RATE DEMAND NOTES – 2.2%
Puttable Floating Option Tax-Exempt Receipts
	Series 2001,
	LIQ FAC: Merrill Lynch Capital Services
	3.610% 01/01/32(a)	7,220,000	7,220,000
	Series 2005,
	SPA: Merrill Lynch Capital Services
	3.580% 09/01/26(a)	12,515,000	12,515,000
	Series 2006 A,
	SPA: Merrill Lynch Capital Services:
	3.540% 10/01/39(a)	74,290,000	74,290,000
	3.580% 10/01/37(a)	6,005,000	6,005,000
VARIABLE RATE DEMAND NOTES TOTAL			100,030,000

	Total Short-Term Obligations (cost of $100,030,000)		100,030,000

	Total Investments – 96.6% (cost of $4,437,166,079)(c)		4,437,166,079

	Other Assets & Liabilities, Net – 3.4%		154,274,894

	Net Assets – 100.0%		4,591,440,973

Notes to Investment Portfolio:

*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively.  Restricted securities and certain other assets may be valued in accordance with procedures adopted by the Board of Trustees.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2006.

(b)

The security, under Rule 144A under the Securities Act of 1933, is restricted to resale normally to qualified institutional buyers. At November 30, 2006, the value of this security, which is not illiquid,  represents 0.1% of net assets.

(c)	Cost for federal income tax purposes is $4,437,166,079.

43

Acronym	Name

AMBAC	Ambac Assurance Corp.
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
HFDC	Health Facility Development Corporation
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guarantee
SPA	Stand-by Purchase Agreement
XLCA	XL Capital Assurance, Inc.

44

INVESTMENT PORTFOLIO

November 30, 2006 (Unaudited)	Columbia Cash Reserves

		Par ($)	Value ($)*
Corporate Bonds – 50.2%
Abbey National Treasury Services PLC
	5.464% 01/16/07(a)(b)	190,400,000	190,429,048
ACC Leasing LLC
	LOC: National City Bank
	5.360% 05/01/23(a)	3,137,000	3,137,000
Acme Paper & Supply Co.
	LOC: Wachovia Bank N.A.
	5.470% 09/15/20(a)	3,000,000	3,000,000
Al-Fe Heat Treating, Inc.
	LOC: National City Bank
	5.360% 05/01/21(a)	5,915,000	5,915,000
Alliance & Leicester PLC
	5.330% 12/07/07(a)(b)	500,000,000	500,000,000
American Express Credit Corp.
	5.420% 12/05/07(a)	323,000,000	323,001,337
Arogas, Inc.
	LOC: Wachovia Bank N.A.
	5.420% 12/01/10(a)	6,470,000	6,470,000
ASIF Global Financing
	5.370% 02/23/07(a)(b)	150,000,000	150,006,455
Atlanta Bread Co. International, Inc.
	LOC: Columbus Bank & Trust Co.
	5.400% 09/01/23(a)	1,675,000	1,675,000
Atlas Capital Funding Corp.
	5.310% 07/16/07(a)(b)	50,000,000	50,000,000
	5.310% 08/28/07(a)(b)	155,000,000	155,000,000
	5.405% 09/17/07(a)(b)	400,000,000	400,000,000
	5.405% 09/25/07(a)(b)	170,000,000	170,000,000
Bank of New York Co.
	5.380% 12/27/07(a)(b)	125,000,000	125,000,000
Banque Federative du Credit Mutuel
	5.320% 11/13/07(a)(b)	500,000,000	500,000,000
Barry-Wehmiller Group, Inc.
	LOC: Fifth Third Bank
	5.370% 05/01/18(a)	3,990,000	3,990,000
Bear Stearns Co., Inc.
	5.534% 01/16/07(a)	270,340,000	270,400,782
Bleach Tech / LDJ Seville Ltd.
	LOC: National City Bank
	5.360% 11/01/35(a)	4,695,000	4,695,000
Bluegrass Wireless LLC
	LOC: Fifth Third Bank
	5.370% 02/01/12(a)	6,000,000	6,000,000

1

		Par ($)	Value ($)
Corporate Bonds – (continued)
BNP Paribas
	5.286% 12/16/07(a)	350,000,000	350,000,000
	5.305% 09/26/07(a)	820,000,000	819,835,360
	5.345% 11/19/07(a)(b)	325,000,000	325,000,000
Boozer Lumber
	LOC: Wachovia Bank N.A.
	5.370% 10/01/17(a)	3,130,000	3,130,000
BRCH Corp.
	LOC: Wachovia Bank N.A.
	5.360% 12/01/28(a)	8,000,000	8,000,000
Brookwood Baptist Church
	LOC: AmSouth Bank N.A.
	5.430% 12/01/23(a)	4,370,000	4,370,000
Brosis Finance LLC
	LOC: Branch Banking & Trust Co.
	5.320% 09/01/19(a)	8,500,000	8,500,000
Carrera Capital Finance LLC
	5.300% 11/15/07(a)(b)	100,000,000	99,990,508
	5.310% 05/25/07(a)(b)	100,000,000	100,000,000
CC USA, Inc.
	5.335% 05/25/07(a)(b)	175,000,000	174,989,819
Cheyne Finance LLC
	5.285% 07/25/07(a)(b)	150,000,000	149,985,452
	5.288% 08/28/07(a)(b)	150,000,000	149,983,492
	5.325% 10/25/07(a)(b)	18,500,000	18,498,338
	5.351% 06/25/07(a)(b)	100,000,000	99,993,067
Clinic Building LLC
	LOC: National City Bank
	5.360% 02/01/23(a)	4,820,000	4,820,000
Congregation Mkor Shalom
	LOC: Wachovia Bank N.A.
	5.420% 06/01/23(a)	2,025,000	2,025,000
Cornell Iron Works, Inc.
	LOC: Wachovia Bank N.A.
	5.370% 04/01/19(a)	5,240,000	5,240,000
Credit Agricole SA
	5.344% 11/23/07(a)(b)	425,000,000	425,000,000
Crestmont Realty Corp.
	LOC: Fifth Third Bank
	5.370% 11/01/22(a)	4,130,000	4,130,000
Cullinan Finance Corp.
	5.320% 10/15/07(a)(b)	75,000,000	74,993,319
	5.320% 10/22/07(a)(b)	200,000,000	199,982,094
	5.320% 10/24/07(a)(b)	400,000,000	399,965,938
	5.320% 11/15/07(a)(b)	100,000,000	99,990,438

2

		Par ($)	Value ($)
Corporate Bonds – (continued)
	5.320% 12/03/07(a)(b)	325,000,000	324,936,119
	5.320% 12/06/07(a)(b)	424,000,000	423,917,447
	5.330% 05/23/07(a)(b)	100,000,000	99,995,260
	5.330% 05/25/07(a)(b)	250,000,000	249,988,014
	5.334% 01/16/07(a)(b)	100,000,000	99,998,733
	5.334% 01/18/07(a)(b)	100,000,000	99,998,685
	5.334% 05/15/07(a)(b)	87,000,000	86,996,067
	5.334% 08/15/07(a)(b)	275,000,000	274,981,595
	5.347% 03/22/07(a)(b)	180,000,000	179,994,526
Dauphine Orleans Hotel Corp.
	LOC: AmSouth Bank N.A.
	5.430% 12/01/20(a)	4,365,000	4,365,000
DiGerinomo Aggregates
	LOC: National City Bank
	5.360% 01/01/15(a)	4,845,000	4,845,000
DJD Investments LLC
	LOC: AmSouth Bank N.A.
	5.430% 04/01/24(a)	7,550,000	7,550,000
Dublin Building LLC
	LOC: National City Bank
	5.360% 11/01/18(a)	1,535,000	1,535,000
Fannin and Fannin LLC
	LOC: Fifth Third Bank
	5.370% 12/01/24(a)	1,900,000	1,900,000
First Tennessee Bank National Association
	5.310% 12/17/07(a)(b)	250,000,000	250,000,000
First United Pentecostal Church of West Monroe
	LOC: AmSouth Bank N.A.
	5.430% 03/01/23(a)	2,574,000	2,574,000
Florida Orthopedic Institute Surgery Center LLC
	LOC: Wachovia Bank N.A.
	5.420% 01/01/26(a)	3,250,000	3,250,000
Franklin Avenue Associates LP
	Insured: AMBAC
	5.310% 01/01/23(a)(b)	20,465,000	20,465,000
General Electric Capital Corp.
	5.445% 10/17/07(a)	13,000,000	13,000,000
Goldman Sachs Group, Inc.
	5.370% 12/14/07(a)(b)	219,500,000	219,500,000
	5.380% 12/13/06(a)(c)	675,000,000	675,000,000
	5.380% 12/21/06(a)(b)(c)	430,000,000	430,000,000
	5.380% 08/16/07(a)(c)	200,000,000	200,000,000
	5.380% 09/13/07(a)(b)(c)	510,000,000	510,000,000
	5.510% 01/09/07(a)	89,690,000	89,704,417

3

		Par ($)	Value ($)
Corporate Bonds – (continued)
Greene River Packing, Inc.
	LOC: Wachovia Bank N.A.
	5.470% 11/01/16(a)	1,100,000	1,100,000
Harrier Finance Funding LLC
	5.315% 10/10/07(a)(b)	250,000,000	249,967,842
	5.320% 11/15/07(a)(b)	200,000,000	199,980,877
	5.320% 11/28/07(a)(b)	100,000,000	99,990,398
	5.334% 02/08/07(a)(b)	175,000,000	174,997,234
	5.334% 02/22/07(a)(b)	151,000,000	150,997,173
	5.350% 09/17/07(a)(b)	200,000,000	199,976,452
Herman & Kittle Capital LLC
	LOC: FHLB
	5.370% 02/01/37(a)	4,250,000	4,250,000
HSBC Bank USA
	5.410% 12/14/06(a)	120,000,000	120,001,891
Hudson Montessori School Project
	LOC: National City Bank
	5.360% 07/01/30(a)	2,990,000	2,990,000
Irish Life & Permanent PLC
	5.320% 11/21/07(a)(b)	400,000,000	400,000,000
Jackson Tube Service, Inc.
	LOC: Wachovia Bank N.A.
	5.420% 12/01/15(a)	2,645,000	2,645,000
Johnson Bible College
	LOC: AmSouth Bank N.A.
	5.430% 09/01/18(a)	1,900,000	1,900,000
K2 (USA) LLC
	5.320% 11/20/07(a)(b)	100,000,000	99,990,585
	5.334% 05/10/07(a)(b)	75,000,000	74,996,712
	5.334% 05/15/07(a)(b)	120,000,000	119,994,575
	5.340% 04/27/07(a)(b)	72,000,000	71,998,245
	5.350% 03/16/07(a)(b)	175,000,000	174,994,980
	5.350% 03/19/07(a)(b)	170,000,000	169,995,011
	5.350% 03/22/07(a)(b)	180,000,000	179,994,556
	5.420% 09/14/07(b)	100,000,000	100,000,000
Kestrel Funding US LLC
	5.300% 07/11/07(a)(b)	150,000,000	149,995,132
	5.300% 08/02/07(a)(b)	100,000,000	99,995,710
L & H Holdings LLC
	LOC: Wachovia Bank N.A.
	5.570% 12/01/24(a)	2,680,000	2,680,000
Lee Family Partnership LLC
	LOC: Wachovia Bank N.A.
	5.370% 06/01/34(a)	4,400,000	4,400,000

4

		Par ($)	Value ($)
Corporate Bonds – (continued)
Lehman Brothers Holdings, Inc.
	5.310% 12/14/07(a)	400,000,000	400,000,000
Liberty Lighthouse Co. LLC
	5.320% 10/10/07(a)(b)	100,000,000	99,983,141
	5.320% 10/30/07(a)(b)	150,000,000	149,973,641
	5.320% 12/03/07(a)(b)	100,000,000	99,980,426
	5.331% 05/02/07(a)(b)	200,000,000	199,985,050
	5.350% 06/08/07(a)(b)	100,000,000	99,989,800
	5.360% 03/01/07(a)(b)	75,000,000	74,996,301
Links Finance LLC
	5.275% 12/08/06(a)(b)	150,000,000	149,999,569
	5.320% 11/20/07(a)(b)	100,000,000	99,990,301
	5.323% 11/20/07(a)(b)	100,000,000	99,990,585
	5.325% 10/22/07(a)(b)	100,000,000	99,995,572
Liquid Funding Ltd.
	5.330% 11/15/07(a)(b)	75,000,000	74,992,829
	5.344% 09/28/07(a)(b)	200,000,000	199,968,969
	5.371% 09/06/07(a)(b)	100,000,000	99,984,754
	5.400% 08/01/07(a)(b)	150,000,000	149,989,985
LP Pinewood SPV LLC
	LOC: Wachovia Bank N.A.
	5.320% 02/01/18(a)	84,202,000	84,202,000
LRC Meadows Investors LLC
	LOC: JPMorgan Chase Bank
	5.410% 12/01/34(a)	1,300,000	1,300,000
M&P Richfield LLC
	LOC: U.S. Bank N.A.
	5.360% 10/01/28(a)	1,980,000	1,980,000
Macatawa Capital Partners LLC
	LOC: Fifth Third Bank
	5.470% 04/01/29(a)	150,000	150,000
Manor Homes Holdings LLC
	LOC: Wachovia Bank N.A.
	5.370% 06/01/23(a)	4,895,000	4,895,000
Marital Trust
	LOC: AmSouth Bank N.A.
	5.430% 12/01/09(a)	3,000,000	3,000,000
Max Daetwyler Corp.
	LOC: Wachovia Bank N.A.
	5.520% 07/01/13(a)	25,000	25,000
Merrill Lynch & Co., Inc.
	5.300% 12/24/07(a)	710,000,000	710,000,000
	5.330% 12/14/07(a)	625,000,000	625,000,000
	5.505% 01/26/07(a)	50,000,000	50,011,644
	5.515% 03/19/07(a)	146,000,000	146,062,707

5

		Par ($)	Value ($)
Corporate Bonds – (continued)
Metropolitan Life Global Funding I
	5.460% 03/16/07(a)(b)	125,500,000	125,536,604
Michael J. Barry
	LOC: AmSouth Bank N.A.
	5.430% 11/01/24(a)	5,585,000	5,585,000
Midtown Church of Christ
	LOC: Wachovia Bank N.A.
	5.520% 11/01/22(a)	2,160,000	2,160,000
Money Market Trust Series A
	5.395% 11/08/07(a)(b)	50,000,000	50,000,000
Morgan Stanley
	5.340% 12/03/07(a)	677,200,000	677,200,000
	5.380% 12/04/07(a)	499,000,000	499,000,000
	5.390% 12/27/07(a)	180,200,000	180,200,000
	5.499% 02/15/07(a)	83,295,000	83,319,226
	5.512% 01/12/07(a)	425,000,000	425,080,780
Natexis Banques Populaires NY
	5.365% 11/09/07(a)(b)	575,000,000	575,000,000
National Australia Bank Ltd.
	5.351% 10/19/07(a)(b)	500,000,000	500,000,000
National Rural Utilities Cooperative Finance Corp.
	5.310% 10/01/07(a)	320,000,000	320,000,000
Ness Family Partners LP
	LOC: Banque National de Paris NY
	5.350% 09/01/34(a)	5,900,000	5,900,000
Nordea Bank AB
	5.300% 04/09/07(a)(b)	300,000,000	300,000,000
Northern Rock PLC
	5.320% 12/05/07(a)(b)	861,000,000	861,013,098
	5.460% 10/09/07(a)(b)	101,500,000	101,509,620
Okolona Christian Church Project
	LOC: National City Bank
	5.360% 11/01/22(a)	6,847,000	6,847,000
Pearlstine Distributors, Inc.
	LOC: Wachovia Bank N.A.
	5.370% 03/01/23(a)	4,265,000	4,265,000
Persimmon Ridge Golf Course
	LOC: Fifth Third Bank
	5.370% 04/01/14(a)	2,725,000	2,725,000
Premier Asset Collateralized Entity LLC
	5.330% 10/19/07(a)(b)	50,000,000	49,995,559
	5.344% 01/16/07(a)(b)	110,000,000	110,000,000
PS Greetings, Inc.
	LOC: ABN AMRO Bank
	5.460% 12/01/33(a)	810,000	810,000

6

		Par ($)	Value ($)
Corporate Bonds – (continued)
RDR Investment Co. LLC
	LOC: Wachovia Bank N.A.
	5.520% 11/01/19(a)	1,440,000	1,440,000
Red Lion Evangelical Association, Inc.
	LOC: Wachovia Bank N.A.
	5.520% 01/01/25(a)	1,025,000	1,025,000
Redcay Funding LLC
	LOC: SunTrust Bank
	5.330% 11/01/25(a)	2,080,000	2,080,000
RT Anderson LLC
	LOC: Regions Bank
	5.400% 01/01/29(a)	5,755,000	5,755,000
S&S Firestone, Inc.
	LOC: JPMorgan Chase Bank
	5.370% 12/01/33(a)	8,225,000	8,225,000
Sahtooma LLC
	LOC: Wachovia Bank N.A.
	5.470% 04/01/15(a)	3,660,000	3,660,000
Schulte Corp.
	LOC: Fifth Third Bank
	5.370% 09/01/24(a)	2,780,000	2,780,000
Security Self-Storage, Inc.
	LOC: Fifth Third Bank
	5.370% 05/01/35(a)	2,800,000	2,800,000
Sedna Finance, Inc.
	5.325% 10/16/07(a)(b)	150,000,000	149,993,445
	5.325% 10/23/07(a)(b)	200,000,000	199,982,137
	5.325% 12/07/07(a)(b)	289,000,000	288,985,550
	5.328% 10/19/07(a)(b)	100,000,000	99,993,384
	5.330% 05/25/07(a)(b)	70,000,000	69,996,644
	5.333% 04/13/07(a)(b)	100,000,000	99,996,356
	5.334% 01/17/07(a)(b)	150,000,000	149,998,069
	5.334% 05/15/07(a)(b)	75,000,000	74,996,610
	5.335% 05/18/07(a)(b)	85,000,000	84,996,088
	5.351% 06/05/07(a)(b)	100,000,000	99,994,904
	5.360% 12/08/06(a)(b)	45,000,000	44,999,896
Servaas, Inc.
	LOC: Fifth Third Bank
	5.370% 03/01/13(a)	5,190,000	5,190,000
Seventh Avenue Associates
	LOC: National City Bank
	5.360% 01/01/27(a)	6,415,000	6,415,000
Shephard Family Trust
	LOC: Columbus Bank & Trust Co.
	5.400% 05/01/24(a)	8,720,000	8,720,000

7

		Par ($)	Value ($)
Corporate Bonds – (continued)
Shepherd Capital LLC
	LOC: Wachovia Bank N.A.
	5.470% 03/15/49(a)	1,805,000	1,805,000
Sigma Finance, Inc.
	4.850% 02/12/07(b)	269,000,000	269,000,000
	5.200% 04/13/07(b)	200,000,000	200,000,000
	5.200% 04/20/07(b)	200,000,000	200,000,000
	5.320% 01/19/07(a)(b)	165,000,000	165,006,346
	5.350% 03/16/07(a)(b)	231,000,000	230,993,373
	5.374% 01/18/07(a)(b)	25,000,000	25,000,789
	5.420% 09/14/07(b)	200,000,000	200,000,000
	5.420% 09/17/07(b)	500,000,000	500,000,000
	5.750% 07/25/07(b)	100,000,000	100,000,000
SJD Service Co.
	LOC: Fifth Third Bank
	5.370% 10/01/23(a)	2,660,000	2,660,000
SLM Corp.
	5.320% 11/09/07(a)(b)	65,000,000	65,000,000
	5.330% 12/20/07(a)(b)	162,000,000	162,000,833
	5.497% 01/25/07(a)(b)	67,000,000	67,013,369
SMM Trust
	5.371% 02/02/07(a)(b)	66,736,000	66,736,000
South Bend Mac LP
	LOC: LaSalle Bank N.A.
	5.320% 12/01/27(a)	300,000	300,000
South Georgia Motor Sports Park LLC
	LOC: Columbus Bank & Trust Co.
	5.400% 06/01/24(a)	2,910,000	2,910,000
Southland Tube, Inc.
	LOC: Wachovia Bank N.A.
	5.390% 06/01/10(a)	4,425,000	4,425,000
Springside Corp. Exchange Partners I LLC
	LOC: U.S. Bank N.A.
	5.360% 02/01/36(a)	2,040,000	2,040,000
Stanfield Victoria Funding LLC
	4.850% 02/23/07(b)	100,000,000	100,000,000
	5.300% 12/24/07(a)(b)	200,000,000	199,990,988
	5.320% 10/17/07(a)(b)	100,000,000	99,982,656
	5.325% 09/27/07(a)(b)	100,000,000	99,983,562
	5.325% 10/03/07(a)(b)	100,000,000	99,983,233
	5.325% 10/12/07(a)(b)	100,000,000	99,987,125
	5.327% 01/25/07(a)(b)	150,000,000	149,995,479
	5.336% 05/10/07(a)(b)	100,000,000	99,995,616
	5.350% 03/20/07(a)(b)	100,000,000	99,997,014

8

		Par ($)	Value ($)
Corporate Bonds – (continued)
	5.350% 03/21/07(a)(b)	100,000,000	99,996,986
	5.670% 06/20/07(b)	50,000,000	50,000,000
	5.670% 06/22/07(b)	65,000,000	65,000,000
	5.750% 07/25/07(b)	100,000,000	100,000,000
Stephens & Stephens XII LLC
	LOC: Bank of the West
	5.350% 01/01/35(a)	2,695,000	2,695,000
Suncoast Beverage Sales LP
	LOC: Wachovia Bank N.A.
	5.320% 06/01/16(a)(b)	15,590,000	15,590,000
Supreme Beverage Co.
	LOC: AmSouth Bank N.A.
	5.430% 04/01/19(a)	5,000,000	5,000,000
Tango Finance Corp.
	4.850% 02/23/07(b)	75,000,000	75,000,000
	5.320% 09/17/07(a)(b)	94,000,000	93,992,006
	5.320% 10/15/07(a)(b)	64,000,000	63,994,455
	5.320% 10/25/07(a)(b)	450,000,000	449,960,108
	5.323% 10/22/07(a)(b)	66,500,000	66,495,583
	5.327% 06/29/07(a)(b)	50,000,000	49,995,124
	5.330% 05/25/07(a)(b)	145,500,000	145,493,005
	5.334% 05/10/07(a)(b)	45,000,000	44,998,027
Temple Beth AHM
	LOC: Wachovia Bank N.A.
	5.470% 12/01/21(a)	2,030,000	2,030,000
Unicredito Italiano Bank Ireland
	5.330% 11/09/07(a)(b)	1,040,000,000	1,040,000,000
	5.330% 12/14/07(a)(b)	1,450,000,000	1,450,000,000
Wells Fargo & Co.
	5.330% 12/14/07(a)(b)	10,000,000	10,000,000
West Coast Pack LLC
	LOC: LaSalle Bank N.A.
	5.350% 07/01/35(a)	3,400,000	3,400,000
West Ridge Enterprises
	LOC: Wachovia Bank N.A.
	5.420% 12/01/13(a)	6,300,000	6,300,000
Whistlejacket Capital LLC
	5.275% 01/22/07(a)(b)	50,000,000	49,998,937
	5.320% 10/19/07(a)(b)	50,000,000	49,991,178
	5.320% 10/22/07(a)(b)	200,000,000	199,964,578
	5.330% 01/29/07(a)(b)	100,000,000	99,996,785
White Pine Finance LLC
	5.320% 10/16/07(a)(b)	160,000,000	159,972,033
	5.323% 05/17/07(a)(b)	147,000,000	146,986,549
	5.334% 04/18/07(a)(b)	112,000,000	111,995,765

9

		Par ($)	Value ($)
Corporate Bonds – (continued)
	5.350% 06/07/07(a)(b)	150,000,000	149,992,861
Wilson Real Estate II
	LOC: National City Bank
	5.360% 10/01/30(a)	2,835,000	2,835,000
Zoological Society of Philadelphia
	LOC: Wachovia Bank N.A.
	5.320% 06/01/18(a)	8,460,000	8,460,000
	Total Corporate Bonds (cost of $31,689,027,290)		31,689,027,290
Certificates of Deposit – 20.0%
ABN AMRO Bank NV
	5.380% 06/13/07(a)	400,000,000	400,000,000
American Express Bank FSB
	5.290% 02/28/07(a)	85,000,000	85,000,000
Bank of Tokyo Mitsubishi Ltd. NY
	4.770% 12/29/06	600,000,000	600,000,000
	4.850% 01/03/07	480,650,000	480,650,000
Barclays Bank PLC NY
	5.450% 06/12/07	739,000,000	739,000,000
	5.500% 06/18/07	284,000,000	284,000,000
Canadian Imperial Bank of Commerce NY
	4.803% 12/05/06	432,250,000	432,250,005
	5.400% 12/14/07(a)	20,000,000	20,000,000
Credit Agricole Indo NY
	5.420% 06/04/07	100,000,000	99,982,581
Credit Agricole SA
	5.000% 03/09/07	581,000,000	581,000,000
	5.260% 04/05/07	546,250,000	546,250,000
	5.300% 04/18/07	704,000,000	704,000,000
	5.520% 06/18/07	284,000,000	284,000,000
Credit Suisse NY
	5.250% 04/03/07	700,000,000	700,000,000
	5.420% 12/04/07	375,000,000	375,000,000
DEPFA Bank PLC NY
	4.800% 12/05/06	371,250,000	371,250,000
	5.430% 09/14/07(a)	125,000,000	125,000,000
Deutsche Bank AG
	4.805% 02/21/07	646,000,000	646,000,000
	4.950% 02/06/07	590,000,000	590,000,000
	5.400% 11/21/07	350,000,000	350,000,000
KeyBank N.A.
	5.000% 07/17/07	2,600,000	2,592,164

10

		Par ($)	Value ($)
Certificates of Deposit – (continued)
Natexis Banques Populaires NY
	5.010% 02/12/07	576,250,000	576,250,000
	5.055% 02/21/07	632,000,000	632,000,000
	5.350% 01/29/07(a)	500,000,000	500,000,000
	5.410% 08/13/07	728,000,000	728,000,000
Royal Bank of Canada NY
	5.317% 12/22/06(a)	453,500,000	453,490,845
Societe Generale
	5.460% 09/04/07	232,000,000	232,000,000
	5.500% 06/18/07	284,000,000	284,000,000
Swedbank AB
	5.345% 09/17/07(a)	753,000,000	752,854,519
Unicredito Italiano NY
	5.333% 12/11/06(a)	35,000,000	34,999,578
	Total Certificates of Deposit (cost of $12,609,569,692)		12,609,569,692
Commercial Paper – 8.5%
Carrera Capital Finance LLC
	5.270% 01/10/07(b)(d)	25,000,000	24,853,611
Concord Minutemen Capital Co. LLC
	5.257% 03/13/07(b)(d)	150,114,000	147,877,964
	5.300% 12/20/06(b)(d)	155,973,000	155,536,709
Countrywide Financial Corp.
	5.350% 12/01/06(d)	199,726,000	199,726,000
Crown Point Capital Co. LLC
	5.270% 01/10/07(b)(d)	457,000,000	454,324,011
	5.340% 03/15/07(a)(b)	150,000,000	149,991,223
Giro Funding US Corp.
	5.295% 04/16/07(a)(b)	150,000,000	149,991,568
Grampian Funding LLC
	5.230% 12/08/06(b)(d)	250,000,000	249,745,764
	5.280% 12/11/06(b)(d)	148,250,000	148,032,567
Lexington Parker Capital Corp.
	5.270% 01/12/07(b)	480,000,000	477,048,800
	5.280% 12/01/06(a)(b)	126,746,000	126,746,000
	5.320% 01/05/07(a)(b)	300,000,000	299,994,252
	5.325% 02/09/07(a)(b)	250,000,000	249,990,109
	5.326% 02/12/07(a)(b)	200,000,000	199,992,073
Long Island College Hospital
	LOC: Landesbank Hessen-Thuringen Girozentrale
	5.290% 12/04/06(d)	25,700,000	25,688,671
New Center Asset Trust
	5.270% 12/08/06(d)	200,000,000	199,795,056

11

		Par ($)	Value ($)
Commercial Paper – (continued)
Rhineland Funding Capital Corp.
	5.290% 02/23/07(b)(d)	99,055,000	97,832,331
	5.300% 12/08/06(b)(d)	29,000,000	28,970,114
	5.300% 01/05/07(b)(d)	108,285,000	107,727,031
	5.300% 01/08/07(b)(d)	111,843,000	111,217,300
	5.300% 01/12/07(b)(d)	32,000,000	31,802,133
	5.300% 02/09/07(b)(d)	31,710,000	31,383,211
	5.300% 02/12/07(b)(d)	95,865,000	94,834,717
	5.300% 02/13/07(b)(d)	67,207,000	66,474,817
	5.300% 03/27/07(a)(b)	148,000,000	147,990,724
	5.310% 12/11/06(b)(d)	56,026,000	55,943,362
	5.310% 01/30/07(b)(d)	131,855,000	130,688,083
	5.310% 02/12/07(b)(d)	44,551,000	44,071,297
	5.310% 02/13/07(b)(d)	78,725,000	77,865,717
	5.320% 02/05/07(b)(d)	50,348,000	49,856,939
	5.320% 02/06/07(b)(d)	35,773,000	35,418,808
	5.320% 02/12/07(b)(d)	84,575,000	83,662,624
	5.350% 02/05/07(a)(b)	112,000,000	111,998,076
	5.350% 02/07/07(a)(b)	159,000,000	158,997,068
	5.363% 02/20/07(a)(b)	49,000,000	48,998,985
	5.365% 02/16/07(a)(b)	41,000,000	40,998,629
	5.365% 02/21/07(a)(b)	97,000,000	96,997,635
	5.370% 03/20/07(a)(b)	100,000,000	99,996,929
Sunbelt Funding Corp.
	5.270% 12/07/06(b)(d)	172,181,000	172,029,768
White Pine Finance LLC
	5.346% 02/27/07(a)(b)	75,058,000	75,055,426
	5.353% 02/01/07(a)(b)	65,026,000	65,023,942
	Total Commercial Paper (cost of $5,325,170,044)		5,325,170,044
Asset-Backed Securities – 5.2%
Carlyle Loan Investment Ltd.
	5.400% 10/15/07(a)(b)(c)	125,000,000	125,000,000
	5.450% 01/15/07(a)(b)(c)	25,000,000	25,000,000
Cheyene High Grade ABS CDO Ltd.
	5.384% 11/10/07(a)(b)	300,000,000	300,000,000
Davis Square Funding Ltd.
	5.390% 10/16/38(a)(b)(c)	150,000,000	150,000,000
Granite Master Issuer PLC
	5.290% 09/20/50(a)(b)	250,000,000	250,000,000

12

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Interstar Millennium Trust
	5.300% 05/25/11(a)(b)	237,893,325	237,893,325
Paragon Mortgages PLC
	5.300% 11/15/38(a)(b)	671,806,968	671,806,968
	5.300% 06/15/41(a)(b)	567,502,481	567,502,481
	5.304% 01/15/39(a)(b)	358,000,000	358,000,000
	5.310% 10/15/41(a)(b)	282,819,244	282,819,244
Putnam Structured Product CDO
	5.390% 01/15/38(a)(b)(c)	176,000,000	176,000,000
	5.470% 02/25/32(a)(b)(c)	50,000,000	50,000,000
Saturn Ventures II, Inc.
	5.380% 05/07/07(a)(b)(c)	90,908,000	90,908,000
	Total Asset-Backed Securities (cost of $3,284,930,018)		3,284,930,018
Extendible Commercial Notes – 5.1%
Brahms Funding Corp.
	5.295% 01/17/07(b)(d)	187,584,000	186,287,248
	5.300% 01/10/07(b)(d)	157,035,000	156,110,238
	5.300% 01/12/07(b)(d)	101,796,000	101,166,561
Capital One Multi-Asset Execution Trust
	5.270% 01/17/07(b)(d)	112,043,000	111,272,113
Crown Point Capital Co. LLC
	5.300% 12/18/06(b)(d)	125,598,000	125,283,656
Deer Valley Funding LLC
	5.280% 12/08/06(b)(d)	218,011,000	217,787,175
KKR Atlantic Funding Trust
	5.300% 12/20/06(b)(d)	250,000,000	249,300,695
KKR Pacific Funding Trust
	5.300% 12/15/06(b)(d)	160,000,000	159,670,222
Ormond Quay Funding LLC
	5.275% 01/12/07(a)(b)	365,000,000	364,993,731
	5.290% 01/22/07(b)(d)	150,000,000	148,853,833
	5.310% 08/30/07(a)(b)	137,500,000	137,469,608
	5.345% 06/14/07(a)(b)	100,000,000	99,987,300
Rams Funding Two LLC
	5.300% 12/01/06(b)(d)	165,375,000	165,375,000
	5.300% 12/13/06(b)(d)	124,042,000	123,822,859
	5.320% 12/11/06(b)(d)	180,258,000	179,991,619
Thornburg Mortgage Capital Resources LLC
	5.300% 12/20/06(b)(d)	182,500,000	181,989,507
	5.300% 01/03/07(a)(b)	300,000,000	299,997,251

13

		Par ($)	Value ($)
Extendible Commercial Notes – (continued)
	5.310% 12/04/06(a)(b)	200,000,000	199,999,838
	Total Extendible Commercial Notes (cost of $3,209,358,454)		3,209,358,454
Funding Agreements – 2.1%
Genworth Life Insurance Co.
	5.465% 05/16/07(a)(c)	100,000,000	100,000,000
Jackson National Life Global Funding
	5.340% 12/24/07(a)(b)(c)	300,000,000	300,000,000
	5.480% 06/14/07(a)(c)	50,000,000	50,000,000
Metropolitan Life Insurance Co.
	5.454% 02/08/07(a)(c)	50,000,000	50,000,000
	5.456% 07/28/07(a)(c)	182,000,000	182,000,000
Monumental Life
	5.470% 01/17/07(a)(c)	300,000,000	300,000,000
Transamerica Occidental Life Insurance Co.
	5.500% 11/30/07(a)(c)	20,000,000	20,000,000
	5.530% 11/30/07(a)(c)	100,000,000	100,000,000
	5.550% 11/30/07(a)(c)	125,000,000	125,000,000
	5.560% 11/30/07(a)(c)	117,000,000	117,000,000
	Total Funding Agreements (cost of $1,344,000,000)		1,344,000,000
Municipal Bonds – 1.0%
ALABAMA – 0.0%
AL Albertville Industrial Development Board
	Mitchell Grocery Group,
	Series 2004,
	LOC: Regions Bank
	5.380% 05/01/24(a)	7,800,000	7,800,000
AL City of Atmore
	Series 2004 B,
	LOC: Southtrust Bank N.A.
	5.370% 01/01/34(a)	2,625,000	2,625,000
ALABAMA TOTAL			10,425,000
ARIZONA – 0.0%
AZ Phoenix Industrial Development Authority
	Pilgrim Rest Foundation, Inc.,
	Series 2005 B,
	LOC: JPMorgan Chase Bank
	5.370% 10/01/30(a)	2,175,000	2,175,000
ARIZONA TOTAL			2,175,000

14

		Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – 0.0%
CA Access to Loans for Learning Student Corp.
	Series 2001 II-A-6,
	LOC: State Street Bank & Trust Co.
	5.300% 07/01/36(a)	12,300,000	12,300,000
CA Educational Facilities Authority
	University of Judaism,
	Series 1998 B,
	LOC: Allied Irish Bank
	5.370% 12/01/28(a)	5,900,000	5,900,000
CA Statewide Communities Development Authority
	Series 2003,
	LOC: FHLB
	5.370% 06/01/36(a)	2,500,000	2,500,000
CALIFORNIA TOTAL			20,700,000
CONNECTICUT – 0.0%
CT Industrial Development Revenue
	Latex Foam International,
	Series 2002,
	LOC: Wachovia Bank N.A.
	5.420% 01/01/10(a)	6,725,000	6,725,000
CONNECTICUT TOTAL			6,725,000
FLORIDA – 0.5%
FL Housing Finance Corp.
	Waterford Pointe Apartments Ltd.,
	Series 2000 E-2,
	LOC: FNMA
	5.400% 02/15/33(a)	1,050,000	1,050,000
FL Hurricane Catastrophe Fund
	Series 2006 B,
	5.330% 12/14/07(a)	318,000,000	318,000,000
FLORIDA TOTAL			319,050,000
GEORGIA – 0.0%
GA Columbus Development Authority
	Woodmont Properties,
	Series 2004,
	LOC: Columbia Bank & Trust
	5.400% 12/01/24(a)	6,360,000	6,360,000
GEORGIA TOTAL			6,360,000
INDIANA – 0.0%
IN Michigan City Economic Development Revenue
	Consolidated Biscuit Co.,
	Series 1998,
	LOC: Fifth Third Bank
	5.370% 10/01/13(a)	1,720,000	1,720,000
INDIANA TOTAL			1,720,000
KANSAS – 0.0%
KS Manhattan Industrial Development Revenue
	Florence Corp.,
	Series 2003,
	LOC: Harris Trust Co. of California
	5.370% 04/01/28(a)	6,800,000	6,800,000
	KANSAS TOTAL		6,800,000

15

		Par ($)	Value ($)
Municipal Bonds – (continued)
KENTUCKY – 0.0%
KY Covington Industrial Building Revenue
	Series 2004,
	LOC: Fifth Third Bank
	5.370% 10/01/27(a)	1,980,000	1,980,000
KY Webster County Industrial Revenue
	Green River Collieries LLC,
	Series 2004,
	LOC: Regions Bank
	5.350% 11/01/24(a)	7,540,000	7,540,000
KENTUCKY TOTAL			9,520,000
MARYLAND – 0.1%
MD Baltimore Community Development Financing Corp.
	Series 2000,
	Insured: MBIA,
	LIQ FAC: First Union National Bank
	5.320% 08/15/30(a)	21,710,000	21,710,000
MD Health & Higher Educational Facilities Authority
	Glen Meadows Retirement Community,
	Series 1999 B,
	LOC: Wachovia Bank N.A.
	5.320% 07/01/29(a)	11,550,000	11,550,000
MD Industrial Development Financing Authority
	Series 1998,
	LOC: Wachovia Bank N.A.
	5.420% 08/01/18(a)	1,815,000	1,815,000
MARYLAND TOTAL			35,075,000
MASSACHUSETTS – 0.0%
MA Development Financing Agency
	Whalers Cove LP,
	Series 2001 B,
	LOC: Wachovia Bank N.A.
	5.470% 09/01/34(a)	1,750,000	1,750,000
MASSACHUSETTS TOTAL			1,750,000
MICHIGAN – 0.0%
MI Housing Development Authority
	Canterbury Apartments Kalamazoo,
	Series 2003 B,
	LOC: FHLB
	5.470% 06/01/38(a)	679,000	679,000
MICHIGAN TOTAL			679,000

16

		Par ($)	Value ($)
Municipal Bonds – (continued)
MINNESOTA – 0.0%
MN Higher Education Facilities Authority
	Concordia University,
	Series 2003,
	LOC: U.S. Bank N.A.
	5.400% 04/01/27(a)	6,390,000	6,390,000
MINNESOTA TOTAL			6,390,000
MISSOURI – 0.1%
MO Kansas City Tax Increment Financing Commission
	Series 2005,
	LOC: LaSalle Bank N.A.
	5.370% 11/01/28(a)	28,891,000	28,891,000
MISSOURI TOTAL			28,891,000
NEW JERSEY – 0.0%
NJ Economic Development Authority
	Melrich Road Development Co. LLC,
	Series 2002 B,
	LOC: Wachovia Bank N.A.
	5.520% 05/01/09(a)	500,000	500,000
NEW JERSEY TOTAL			500,000
NEW YORK – 0.2%
NY Clinton County Industrial Development Agency
	Bombardier Corp.,
	Series 1997 A,
	LOC: HSBC Bank USA N.A.
	5.500% 12/01/10(a)	2,300,000	2,300,000
NY New York City Housing Development Corp.
	200 West 26 LLC,
	Series 2002 A,
	LOC: Bayerische Landesbank
	5.300% 06/01/33(a)	18,607,000	18,607,000
	RBNB 20 Owner LLC,
	Series 2006 B,
	LOC: Landesbank Hessen-Thuringen
	5.380% 06/01/39(a)	72,155,000	72,155,000
NEW YORK TOTAL			93,062,000
NORTH CAROLINA – 0.0%
NC Downtown Renaissance, Inc.
	Imperial Centre Partners LP,
	Series 2004,
	LOC: RBC Centura Bank
	5.330% 02/01/25(a)	3,933,000	3,933,000
NC Wake County Industrial Facilities & Pollution Control Financing Authority
	Series 1997 A,
	LOC: First Union National Bank
	5.420% 04/01/18(a)	2,395,000	2,395,000
NC Wake Forest University
	Series 1997,
	LOC: Wachovia Bank N.A.
	5.320% 07/01/17(a)	183,000	183,000
NORTH CAROLINA TOTAL			6,511,000

17

		Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – 0.1%
TX San Antonio Education Facilities Corp.
	St. Anthony Catholic High School,
	Series 2003 B,
	LOC: Bank One N.A.
	5.350% 12/01/23(a)	810,000	810,000
TX State
	Series 1994 A-2,
	SPA: DEPFA Bank PLC
	5.300% 12/01/33(a)	945,000	945,000
	Series 1997 B-2,
	SPA: DEPFA Bank PLC
	5.300% 12/01/29(a)	15,000,000	15,000,000
	Series 1999 B,
	SPA: DEPFA Bank PLC
	5.270% 12/01/09(a)	21,395,000	21,395,000
	Series 2003,
	SPA: State Street Bank & Trust Co.
	5.300% 12/01/23(a)	8,810,000	8,810,000
	Series 2004,
	SPA: Dexia Credit Local
	5.300% 12/01/24(a)	17,600,000	17,600,000
	Series 2005,
	SPA: Dexia Credit Local
	5.300% 12/01/26(a)	2,972,000	2,972,000
TEXAS TOTAL			67,532,000
VIRGINIA – 0.0%
VA Richmond Redevelopment & Housing Authority
	Series 1995 B,
	LOC : Wachovia Bank N.A.
	5.400% 12/01/25(a)	2,310,000	2,310,000
VIRGINIA TOTAL			2,310,000
WASHINGTON – 0.0%
WA Housing Finance Commission
	Rainier Court Associates LLC,
	Series 2003 B,
	Insured: FNMA
	5.370% 12/15/36(a)	4,250,000	4,250,000
WASHINGTON TOTAL			4,250,000
WISCONSIN – 0.0%
WI Housing & Economic Development Authority
	Series 2006 B,
	SPA: DEPFA Bank PLC
	5.300% 09/01/37(a)	16,735,000	16,735,000
	WISCONSIN TOTAL		16,735,000

18

		Par ($)	Value ($)
Municipal Bonds – (continued)
	Total Municipal Bonds (cost of $647,160,000)		647,160,000
Time Deposit – 0.9%
UBS AG Cayman	5.375% 12/01/06	539,695,000	539,695,000
	Total Time Deposit (cost of $539,695,000)		539,695,000
Repurchase Agreements – 7.0%
	Repurchase agreement with BNP Paribas, dated 11/30/06, due on 12/01/06, at 5.363%, collateralized by corporate bonds with various maturities to 12/31/99, market value $206,000,001 (repurchase proceeds $200,029,794)	200,000,000	200,000,000
	Repurchase agreement with Countrywide Securities Corp., dated 11/30/06, due on 12/01/06, at 5.320%, collateralized by FNMA and FHLMC bonds with various maturities to 11/01/36, market value of $187,514,761 (repurchase proceeds $183,865,167)	183,838,000	183,838,000
	Repurchase Agreement with Credit Suisse First Boston, dated 11/30/06, due on 12/01/06, at 5.330%, collateralized by corporate bonds with various maturities to 12/01/66, market value $772,504,110 (repurchase proceeds $750,111,042)	750,000,000	750,000,000
	Repurchase Agreement with Deutsche Bank Securities, dated 11/30/06, due on 12/01/06, at 5.373%, collateralized by asset-backed securities with various maturities to 02/25/37, market value $515,000,001 (repurchase proceeds $500,074,625)	500,000,000	500,000,000
	Repurchase agreement with Goldman Sachs & Co., dated 11/30/06, due on 12/01/06, at 5.330%, collateralized by FNMA, FHLMC and FHLB bonds and commercial paper with various maturities to 02/10/20, market value $1,122,000,576 (repurchase proceeds $1,100,162,861)	1,100,000,000	1,100,000,000
	Repurchase Agreement with JPMorgan Chase Bank, dated 11/30/06, due on 12/01/06, at 5.330%, collateralized by commercial paper and asset-backed securities with various maturities to 04/25/46, market value $923,187,627 (repurchase proceeds $900,133,250)	900,000,000	900,000,000

19

		Par ($)	Value ($)
Repurchase Agreements – (continued)
	Repurchase agreement with Merrill Lynch, dated 11/30/06, due on 12/01/06, at 5.330%, collateralized by commercial paper and certificates of deposit with various maturities to 05/06/08, market value $306,004,328 (repurchase proceeds $300,044,417)	300,000,000	300,000,000
	Repurchase Agreement with Salomon Smith Barney Citigroup, dated 11/30/06, due on 12/01/06, at 5.340%, collateralized by commercial paper with various maturities to 03/02/07, market value $510,000,000 (repurchase proceeds $500,074,167)	500,000,000	500,000,000

	Total Repurchase Agreements (cost of $4,433,838,000)		4,433,838,000

	Total Investments – 100.0% (cost of $63,082,748,498)(e)		63,082,748,498

	Other Assets & Liabilities, Net – 0.0%		25,837,720

	Net Assets – 100.0%		63,108,586,218

Notes to Investment Portfolio:

*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively.  Restricted securities and certain other assets may be valued in accordance with procedures adopted by the Board of Trustees.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2006.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which are not illiquid except for those in the following table, amounted to $36,068,582,935, which represents 57.2% of net assets.

	Acquisition	Acquisition
Security	Date	Cost
Carlyle Loan Investment Ltd.
5.400% 10/15/07	10/11/06	$125,000,000
5.450% 01/15/07	12/15/05	25,000,000
Davis Square Funding Ltd.
5.390% 10/16/38	10/15/03	150,000,000
Goldman Sachs Group, Inc.
5.380% 12/21/06	06/22/06	430,000,000
5.380% 09/13/07	12/07/05	510,000,000
Jackson National Life Global Funding
5.340% 12/24/07	11/24/06	300,000,000
Putnam Structured Product CDO
5.390% 01/15/38	07/13/06	176,000,000
5.470% 02/25/32	11/27/06	50,000,000
Saturn Ventures II, Inc.
5.380% 05/07/07	11/07/06	100,000,000
		$1,866,000,000

(c)	Illiquid security.

(d)	The rate shown represents the discount rate at the date of purchase.

20

(e)	Cost for federal income tax purposes is $63,082,748,498.

Acronym	Name

AMBAC	Ambac Assurance Corp.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

21

INVESTMENT PORTFOLIO

November 30, 2006 (Unaudited)	Columbia Treasury Reserves

		Par ($)	Value ($)*
Government & Agency Obligations – 18.0%
U.S. GOVERNMENT OBLIGATIONS – 18.0%
U.S. Cash Management Bill
	(a)12/15/06	2,425,000,000	2,420,077,250
U.S. Treasury Notes
	3.125% 01/31/07	285,000,000	283,963,975
U.S. GOVERNMENT OBLIGATIONS TOTAL			2,704,041,225
	Total Government & Agency Obligations (cost of $2,704,041,225)		2,704,041,225
Repurchase Agreements – 98.3%
	Repurchase agreement with ABN AMRO Bank US, dated 11/30/06, due on 12/01/06, at 5.270%, collateralized by U.S. Treasury Notes and Bonds with various maturities to 01/15/26, market value $1,264,800,392 (repurchase proceeds $1,240,181,522)	1,240,000,000	1,240,000,000
	Repurchase agreement with Barclays Capital, dated 11/30/06, due on 12/01/06, at 5.270%, collateralized by U.S. Treasury Notes and Bills with various maturities to 11/15/12, market value $1,020,000,918 (repurchase proceeds $1,000,146,389)	1,000,000,000	1,000,000,000
	Repurchase agreement with Barclays Capital, dated 11/30/06, due on 12/01/06, at 5.290%, collateralized by U.S. Treasury Notes, Bills and GNMA bonds with various maturities to 11/20/36, market value $765,000,000 (repurchase proceeds $750,110,208)	750,000,000	750,000,000
	Repurchase agreement with Bear Stearns, dated 11/30/06, due on 12/01/06, at 5.320%, collateralized by U.S. Treasury Notes, Bonds and Bills with various maturities to 02/15/36, market value $78,140,665 (repurchase proceeds $75,011,083)	75,000,000	75,000,000
	Repurchase agreement with BNP Paribas, dated 11/30/06, due on 12/01/06, at 5.270%, collateralized by U.S. Treasury Notes and Bonds with various maturities to 11/15/25, market value $1,020,000,458 (repurchase proceeds $1,000,146,389)	1,000,000,000	1,000,000,000

1

		Par ($)	Value ($)
Repurchase Agreements – (continued)
	Repurchase agreement with Countrywide Home Loans, Inc., dated 11/30/06, due on 12/01/06, at 5.270%, collateralized by U.S. Treasury Notes, Bonds and Bills with various maturities to 05/15/21, market value 1,020,000,510 (repurchase proceeds $1,000,146,389)	1,000,000,000	1,000,000,000
	Repurchase agreement with Countrywide Home Loans, Inc., dated 11/30/06, due on 12/01/06, at 5.280%, collateralized by GNMA bonds with various maturities to 11/20/36, market value $652,800,000 (repurchase proceeds $640,093,867)	640,000,000	640,000,000
	Repurchase agreement with Deutsche Bank Securities, dated 11/30/06, due on 12/01/06, at 5.280%, collateralized by U.S. Treasury Notes and Bonds with various maturities to 02/15/36, market value $1,377,000,283 (repurchase proceeds $1,350,198,000)	1,350,000,000	1,350,000,000
	Repurchase agreement with Deutsche Bank Securities, dated 11/30/06, due on 12/01/06, at 5.310%, collateralized by U.S. Treasury Notes and Bonds with various maturities to 02/15/36, market value $102,000,021 (repurchase proceeds $100,014,750)	100,000,000	100,000,000
	Repurchase agreement with Goldman Sachs & Co., dated 11/30/06, due on 12/01/06, at 5.150%, collateralized by U.S. Treasury Notes with various maturities to 07/15/14, market value $90,691,628 (repurchase proceeds $88,912,718)	88,900,000	88,900,000
	Repurchase agreement with Goldman Sachs & Co., dated 11/30/06, due on 12/01/06, at 5.240%, collateralized by U.S. Treasury Notes, Bonds and Bills with various maturities to 05/15/21, market value $204,029,776 (repurchase proceeds $200,029,111)	200,000,000	200,000,000
	Repurchase agreement with Greenwich Capital, dated 11/30/06, due on 12/01/06, at 5.280%, collateralized by U.S. Treasury Notes and Bonds with various maturities to 05/15/16, market value $1,012,409,318 (repurchase proceeds $1,000,146,667)	1,000,000,000	1,000,000,000

2

		Par ($)	Value ($)
Repurchase Agreements – (continued)
	Repurchase agreement with HSBC Bank USA, dated 11/30/06, due on 12/01/06, at 5.280%, collateralized by U.S. Treasury Notes and Bonds with various maturities to 01/15/26, market value $1,016,192,999 (repurchase proceeds $1,000,146,667)	1,000,000,000	1,000,000,000
	Repurchase agreement with HSBC Bank USA, dated 11/30/06, due on 12/01/06, at 5.290%, collateralized by GNMA bonds with various maturities to 11/15/36, market value $609,194,536 (repurchase proceeds $600,088,167)	600,000,000	600,000,000
	Repurchase agreement with JPMorgan Chase Bank, dated 11/30/06, due on 12/01/06, at 5.280%, collateralized by U.S. Treasury Notes and Bonds with various maturities to 05/15/30, market value $1,006,806,496 (repurchase proceeds $1,000,146,667)	1,000,000,000	1,000,000,000
	Repurchase agreement with JPMorgan Chase Bank, dated 11/30/06, due on 12/01/06, at 5.290%, collateralized by GNMA bonds with various maturities to 06/15/48, market value $771,672,887 (repurchase proceeds $760,111,678)	760,000,000	760,000,000
	Repurchase agreement with Morgan Stanley, dated 11/30/06, due on 12/01/06, at 5.270%, collateralized by U.S. Treasury Notes with various maturities to 08/15/26, market value $1,020,000,084 (repurchase proceeds $1,000,146,389)	1,000,000,000	1,000,000,000
	Repurchase agreement with Societe Generale, dated 11/30/06, due on 12/01/06, at 5.280%, collateralized by U.S. Treasury Notes with various maturities to 11/15/12, market value $1,020,000,203 (repurchase proceeds $1,000,146,667)	1,000,000,000	1,000,000,000
	Repurchase agreement with UBS Securities, Inc., dated 11/30/06, due on 12/01/06, at 5.270%, collateralized by U.S. Treasury Notes and Bills with various maturities to 10/31/11, market value $1,019,094,410 (repurchase proceeds $1,000,146,389)	1,000,000,000	1,000,000,000

	Total Repurchase Agreements (cost of $14,803,900,000)		14,803,900,000

3

Total Investments – 116.3% (cost of $17,507,941,225)(b)	17,507,941,225

Other Assets & Liabilities, Net – (16.3)%	(2,457,011,619)

Net Assets – 100.0%	15,050,929,606

Notes to Investment Portfolio:

*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act, provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. Restricted securities and certain other assets may be valued in accordance with procedures adopted by the Board of Trustees.

(a)	Zero coupon Bond.

(b)	Cost for federal income tax purposes is $17,507,941,225.

Acronym	Name

GNMA	Government National Mortgage Association

4

INVESTMENT PORTFOLIO

November 30, 2006 (Unaudited)	Columbia Government Reserves

		Par ($)	Value ($)*
Government & Agency Obligations – 99.7%
U.S. GOVERNMENT AGENCIES – 99.7%
Federal Farm Credit Bank
	3.400% 10/15/07	500,000	492,225
	5.170% 12/08/06(a)	28,179,000	28,150,672
	5.180% 05/01/08(b)	100,000,000	99,958,944
	5.185% 06/13/08(b)	393,000,000	392,897,964
	5.190% 06/01/07(b)	100,000,000	99,995,009
	5.190% 10/31/07(b)	150,000,000	149,986,274
	5.190% 11/01/07(b)	10,000,000	9,998,210
	5.190% 11/09/07(b)	100,000,000	99,989,818
	5.190% 01/18/08(b)	50,000,000	49,987,684
	5.200% 10/01/07(b)	50,000,000	49,998,981
	5.200% 01/10/08(b)	100,000,000	100,000,000
	5.205% 03/20/07(b)	10,000,000	10,000,144
	5.210% 10/03/07(b)	82,000,000	81,999,990
	5.210% 04/23/08(b)	67,000,000	66,990,665
	5.210% 05/13/08(b)	50,000,000	49,985,652
	5.210% 10/20/08(b)	57,500,000	57,489,267
	5.215% 08/22/07(b)	42,425,000	42,424,351
	5.220% 11/24/08(b)	100,000,000	99,962,077
	5.230% 03/10/08(b)	70,000,000	69,982,445
	5.240% 07/27/07(b)	25,000,000	24,998,365
	5.240% 07/21/08(b)	50,000,000	49,984,338
	5.245% 01/03/07(b)	26,510,000	26,510,531
	5.247% 07/25/07(b)	50,000,000	49,999,361
	5.250% 12/01/06	25,000,000	25,000,000
	5.250% 03/21/07(b)	125,000,000	124,996,223
	5.250% 06/06/07(b)	50,000,000	49,999,450
	5.250% 06/22/07(b)	25,000,000	24,999,135
	5.250% 06/27/07(b)	30,000,000	29,998,290
	5.250% 10/26/07(b)	100,000,000	100,000,000
	5.260% 02/26/07(b)	50,000,000	49,998,812
	5.260% 08/02/07(b)	50,000,000	49,996,580
	5.260% 08/23/07(b)	150,000,000	149,984,198
	5.260% 08/24/07(b)	50,000,000	49,994,534
	5.262% 12/12/06(a)	50,000,000	49,920,861
	5.280% 01/25/07(b)	25,000,000	24,999,442
Federal Home Loan Bank
	2.750% 12/15/06	22,380,000	22,358,389
	3.330% 12/20/06	10,000,000	9,992,932
	3.590% 02/16/07	9,650,000	9,620,552

1

	Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT AGENCIES – (continued)
3.750% 01/16/07	40,000,000	39,948,560
4.000% 04/25/07	76,000,000	75,631,570
5.000% 08/24/07	63,395,000	63,197,045
5.125% 04/09/07	19,415,000	19,415,000
5.125% 05/15/07	20,000,000	19,979,697
5.165% 03/14/08(b)	175,000,000	174,912,448
5.180% 07/02/07(b)	425,000,000	424,926,772
5.180% 07/03/07(b)	50,000,000	49,995,037
5.200% 12/01/06(a)	60,000,000	60,000,000
5.208% 04/10/08(b)	100,000,000	99,940,543
5.210% 01/10/08(b)	205,000,000	204,911,531
5.210% 04/04/08(b)	40,000,000	39,976,537
5.214% 01/17/08(b)	225,000,000	224,920,805
5.217% 12/01/06(a)	150,854,000	150,854,000
5.230% 04/04/07(b)	290,000,000	289,963,555
5.230% 02/14/08(b)	20,000,000	19,995,336
5.234% 08/10/07(b)	165,000,000	164,956,064
5.247% 12/29/06(b)	407,500,000	407,484,526
5.250% 06/08/07(b)	100,000,000	99,982,864
5.255% 12/20/06(a)	125,968,000	125,622,562
5.257% 12/22/06(b)	10,000,000	9,999,691
5.261% 12/22/06(a)	32,886,000	32,786,438
5.270% 12/13/06(b)	27,000,000	26,999,709
5.515% 09/18/07	82,000,000	82,000,000
U.S. GOVERNMENT AGENCIES TOTAL		5,392,042,655

Total Government & Agency Obligations (cost of $5,392,042,655)		5,392,042,655

2

Total Investments – 99.7% (cost of $5,392,042,655)(c)	5,392,042,655

Other Assets & Liabilities, Net – 0.3%	18,317,238

Net Assets – 100.0%	5,410,359,893

Notes to Investment Portfolio:

*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. Restricted securities and certain other assets may be valued in accordance with procedures adopted by the Board of Trustees.

(a)	The rate shown represents the annualized yield at the date of purchase.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2006.

(c)	Cost for federal income tax purposes is $5,392,042,655.

3

INVESTMENT PORTFOLIO

November 30, 2006 (Unaudited)	Columbia Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds – 92.3%
ALABAMA – 1.3%
AL Birmingham Industrial Development Board
	Solid Waste Disposal Revenue,
	American Cast Iron Pipe Co.,
	Series 2000, AMT,
	LOC: SouthTrust Bank N.A.
	3.760% 05/01/25(a)	4,900,000	4,900,000
AL Birmingham Medical Clinic Board
	Medical Advancement Foundation,
	Series 2000 A,
	LOC: Columbus Bank & Trust
	3.840% 09/01/30(a)	20,675,000	20,675,000
AL Birmingham Private Educational Building Authority
	The Altamont School,
	Series 1998,
	LOC: AmSouth Bank of Alabama
	3.510% 04/01/13(a)	2,815,000	2,815,000
AL Board of Governors University
	3.590% 02/06/07	15,000,000	15,000,000
AL Daphne YMCA Public Park & Recreation Board
	YMCA of Mobile,
	Series 2002,
	LOC: Regions Bank
	3.530% 10/01/22(a)	2,790,000	2,790,000
AL Decatur Industrial Development Board
	BP PLC,
	Series 2001, AMT,
	3.700% 11/01/35(a)	9,200,000	9,200,000
AL Dothan Houston County Airport Authority
	PEMCO Aviation Group, Inc.,
	Series 2002, AMT,
	LOC: SouthTrust Bank
	3.810% 10/01/17(a)	980,000	980,000
AL Geneva County Industrial Development Board
	Brooks AG Co., Inc.,
	Series 2002, AMT,
	LOC: Regions Bank
	3.600% 03/01/14(a)	2,720,000	2,720,000
AL Huntsville Industrial Development Board
	Brown Precision, Inc.,
	Series 2001, AMT,
	LOC: First Commercial Bank
	3.580% 12/01/19(a)	3,500,000	3,500,000
AL Jefferson County
	YMCA of Birmingham,
	Series 2005,
	LOC: AmSouth Bank
	3.550% 09/01/25(a)	4,850,000	4,850,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
ALABAMA – (continued)
AL Montgomery Industrial Development Board
	General Electric Co.:
	Series 2005,
	3.660% 05/01/21(a)	14,300,000	14,300,000
	Series 2006, AMT,
	3.700% 05/01/21(a)	4,000,000	4,000,000
AL Port Authority Docks
	Series 2006 A, AMT,
	Insured: MBIA
	5.000% 10/01/07	500,000	505,465
AL Scottsboro Industrial Development Board
	Hisan, Inc.,
	Series 2005, AMT,
	LOC: AmSouth Bank
	3.580% 05/01/27(a)	3,065,000	3,065,000
AL Stevenson Industrial Development Board
	Smurfit-Stone Container,
	Series 1996, AMT,
	LOC: JPMorgan Chase Bank
	3.550% 01/01/31(a)	15,700,000	15,700,000
ALABAMA TOTAL			105,000,465
ALASKA – 0.9%
AK Housing Finance Corp.
	Series 2005,
	Insured: FGIC
	3.510% 12/01/34(a)	4,965,000	4,965,000
AK International Airports Revenues
	Series 2006 C, AMT
	Insured: MBIA,
	LOC: Lloyds TSB Bank PLC
	3.500% 10/01/30(a)	8,000,000	8,000,000
AK North Slope Borough
	BP PLC,
	Series 2001, AMT,
	3.700% 07/01/25(a)	52,025,000	52,025,000
	Series 2000 A,
	Insured: MBIA,
	SPA: Dexia Credit Local France
	3.510% 06/30/10(a)	10,900,000	10,900,000
ALASKA TOTAL			75,890,000
ARIZONA – 1.5%
AZ Apache County Industrial Development Authority Industrial Development Revenue
	Tucson Electric Power Co.,
	Series 1983 B,
	LOC: Bank Of New York
	3.550% 12/15/18(a)	6,400,000	6,400,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
ARIZONA – (continued)
AZ Coconino County Pollution Control Corp.
	Arizona Public Services Co.,
	Series 1994, AMT,
	LOC: KBC Bank N.V.
	3.710% 10/01/29(a)	1,600,000	1,600,000
AZ Maricopa County Industrial Development Authority
	Series 2003 A, AMT,
	LOC: Wells Fargo Bank N.A.
	3.560% 12/01/39(a)	1,000,000	1,000,000
	Series 2005, AMT,
	LIQ FAC: Merrill Lynch Capital Services
	3.590% 01/01/36(a)	7,495,000	7,495,000
AZ Phoenix Industrial Development Authority
	Phoenix Broadway Associates,
	Series 2003 A, AMT,
	LOC: Wells Fargo Bank N.A.
	3.560% 06/01/31(a)	4,945,000	4,945,000
	Series 2005 MT-156,
	LIQ FAC: Landesbank Hessen-Thuringen
	3.550% 08/01/08(a)	9,250,000	9,250,000
	Series 2006, AMT,
	LIQ FAC: Landesbank Hessen-Thuringen
	3.550% 08/01/08(a)	70,290,000	70,290,000
	Spring Air Mattress Co,
	Series 1999, AMT,
	LOC: Bank One N.A.
	3.800% 04/01/19(a)	1,250,000	1,250,000
AZ Pima County Industrial Development Authority
	Series 2004,
	LOC: Branch Banking & Trust
	3.520% 04/01/38	6,000,000	6,000,000
AZ Tucson & Pima County Industrial Development Authorities
	Series 2006, AMT,
	SPA: Merrill Lynch Capital Services
	3.550% 04/25/16(a)	10,000,000	10,000,000
AZ Tucson Industrial Development Authority
	Series 2006 B, AMT,
	Insured: GNMA,
	GIC: Trinity Plus Funding Co.
	4.900% 08/03/07	3,750,000	3,770,792
ARIZONA TOTAL			122,000,792
ARKANSAS – 0.2%
AR Lowell Industrial Development Revenue
	Little Rock Newspapers, Inc.,
	Series 1996, AMT,
	LOC: Bank of New York
	3.650% 06/01/31(a)	6,500,000	6,500,000
AR Pulaski County Public Facilities
	Bailey Properties LLC,
	Series 2002, AMT,
	LOC: Regions Bank
	3.560% 07/01/42(a)	7,530,000	7,530,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
ARKANSAS – (continued)
AR Sheridan Industrial Development Revenue
	Centria Project,
	Series 2000 A, AMT,
	LOC: PNC Bank
	3.600% 08/01/20(a)	2,600,000	2,600,000
	H. Robertson Co. Project,
	Series 1998 B, AMT,
	LOC: Sheridan Bank
	3.560% 08/01/16(a)	1,000,000	1,000,000
ARKANSAS TOTAL			17,630,000
CALIFORNIA – 1.4%
CA Access to Loans for Learning Student Loan Corp.
	Series 2006 A-3, AMT,
	Insured: AMBAC,
	SPA: Lloyds TSB Bank PLC
	3.530% 07/01/41(a)	40,000,000	40,000,000
CA Housing Finance Agency
	Series 2000 C, AMT,
	3.750% 02/01/33	4,485,000	4,485,000
	Series 2002 M, AMT:
	SPA: Bank of Nova Scotia:
	3.750% 08/01/32	3,845,000	3,845,000
	3.750% 08/01/33	13,070,000	13,070,000
	SPA; Bank of Nova Scotia
	3.750% 02/01/25	10,000,000	10,000,000
	Series 2005 B, AMT,
	SPA: BNP Paribas:
	3.500% 02/01/35(a)	24,000,000	24,000,000
	3.500% 08/01/35(a)	8,000,000	8,000,000
	Series 2006 F, AMT,
	SPA: Fortis Bank S.A.
	3.630% 02/01/41(a)	14,800,000	14,800,000
CALIFORNIA TOTAL			118,200,000
COLORADO – 9.3%
CO Boulder County
	Boulder Medical Center, Inc.,
	Series 1998, AMT,
	LOC: Wells Fargo Bank N.A.
	3.560% 01/01/17(a)	2,615,000	2,615,000
CO Denver City & County Airport Revenue
	Series 2000 B, AMT,
	Insured: MBIA,
	SPA: Bank One N.A.
	3.580% 11/15/25(a)	67,410,000	67,410,000
	Series 2004 B, AMT,
	Insured: AMBAC
	3.530% 11/15/24(a)	15,000,000	15,000,000
	Series 2005 C-1,
	Insured: CIFG,

		Par ($)	Value ($)
Municipal Bonds – (continued)
COLORADO – (continued)
	SPA: Morgan Stanley
	3.580% 11/15/25(a)	42,500,000	42,500,000
	Series 2006, AMT,
	Insured: MBIA,
	LIQ FAC: Dexia Credit Local
	3.550% 11/15/12(a)	11,310,000	11,310,000
CO Denver City & County Excise Tax
	Series 2001 B,
	Insured: FSA,
	SPA: Dexia Credit Local
	3.480% 09/01/25(a)	30,805,000	30,805,000
CO Douglas County Multi-Family Revenue Housing
	Lincoln Pointe Loft Projects,
	Series 2003, AMT,
	LOC: U.S. Bank N.A.
	3.740% 02/01/37(a)	9,585,000	9,585,000
CO Educational & Cultural Facilities Authority
	EOP Charlotte JW LLC,
	Series 2005 A,
	LOC: Sovereign Bank FSB,
	LOC: KBC Bank N.V.
	3.520% 09/01/35(a)	10,000,000	10,000,000
	Madlyn & Leonard Abramson,
	Series 2005 B-2,
	LOC: National City Bank
	3.650% 12/01/34	9,665,000	9,665,000
	Oaks Christian School,
	Series 2006,
	LOC: U.S. Bank N.A.
	3.650% 05/01/33(a)	5,500,000	5,500,000
CO Health Facilities Authority
	Colorado West Regional Mental Health Center,
	Series 2005,
	LOC: JPMorgan Chase Bank
	3.480% 03/01/30(a)	7,550,000	7,550,000
	Crossroads at Delta Alf,
	Series 2004 A,
	LOC: U.S. Bank N.A.
	3.550% 11/01/28(a)	3,800,000	3,800,000
CO Housing & Finance Authority
	Series 2002 C-3, AMT,
	SPA: Lloyds TSB Bank PLC
	3.580% 05/01/22(a)	15,685,000	15,685,000
	Series 2002 I-C2, AMT,
	SPA: FHLMC
	3.580% 10/01/32(a)	49,650,000	49,650,000
	Series 2003 B-3, AMT,
	SPA: JPMorgan Chase Bank
	3.580% 11/01/26(a)	39,500,000	39,500,000
	Series 2004 A-2, AMT,
	SPA: Dexia Credit Local
	3.580% 11/01/26(a)	50,000,000	50,000,000
	Series 2004 I-A, AMT,
	SPA: FHLMC
	3.580% 04/01/45(a)	10,785,000	10,785,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
COLORADO – (continued)
	Series 2004, AMT,
	3.580% 11/01/26(a)	16,060,000	16,060,000
	Series 2006 1-B-3, AMT,
	SPA: DEPFA Bank PLC
	3.580% 11/01/36(a)	20,000,000	20,000,000
	Series 2006 A-2, AMT,
	SPA: DEPFA Bank PLC
	3.580% 10/01/41(a)	17,265,000	17,265,000
CO Medium Term Tax-Exempt Multifamily Housing Trust
	Series 2006, AMT,
	SPA: Merrill Lynch Capital Services
	3.610% 08/15/18(a)	320,865,000	320,865,000
CO Morgan Keegan Municipal Products, Inc.
	Series 2006 F, AMT,
	LIQ FAC: Lloyds TSB Bank PLC
	3.580% 10/01/41(a)	25,580,000	25,580,000
COLORADO TOTAL			781,130,000
CONNECTICUT – 0.5%
CT Fairfield
	Series 2006,
	4.500% 07/26/07	28,510,000	28,650,892
CT Health & Educational Facilities Authority
	Yale University,
	Series 2005 Y-2,
	3.650% 07/01/35	10,605,000	10,605,000
CONNECTICUT TOTAL			39,255,892
DELAWARE – 2.8%
DE Economic Development Authority
	Industrial Development Revenue,
	Series 1998, AMT,
	LOC: PNC Bank Delaware
	3.600% 09/01/18(a)	1,550,000	1,550,000
DE GS Pool Trust
	Series 2006, AMT,
	LIQ FAC: Goldman Sachs:
	3.580% 07/01/48(a)	52,013,410	52,013,410
	3.610% 08/01/49(a)	109,890,741	109,890,741
	Series 2006,
	LIQ FAC: Goldman Sachs
	3.610% 10/01/44(a)	25,865,000	25,865,000
	Series 2006-65,
	LIQ FAC: Goldman Sachs
	3.610% 10/01/44(a)	18,000,000	18,000,000
DE New Castle County
	Fairfield English VLG LLC,
	Series 2005, AMT,
	Insured: FNMA
	3.560% 09/15/38(a)	8,500,000	8,500,000
	Flight Safety International, Inc.,

		Par ($)	Value ($)
Municipal Bonds – (continued)
DELAWARE – (continued)
	Series 2002, AMT,
	3.510% 12/01/32(a)	5,185,000	5,185,000
DE Roaring Fork Municipal Products LLC
	Series 2006 A, AMT,
	Insured: FNMA,
	SPA: Bank of New York
	3.540% 08/15/39(a)	10,297,000	10,297,000
DELAWARE TOTAL			231,301,151
DISTRICT OF COLUMBIA – 0.9%
DC Columbia Enterprise Zone Revenue
	House on F Street Project,
	Series 2001, AMT,
	LOC: Bank of New York
	3.550% 05/01/15(a)	7,500,000	7,500,000
DC Housing Finance Agency
	Multi-Family Housing Revenue,
	Series 1995 A, AMT,
	3.560% 08/01/25(a)	5,000,000	5,000,000
DC Metropolitan Area Transportation Authority
	Series 2003,
	Insured: MBIA
	3.530% 01/01/10(a)	8,360,000	8,360,000
DC Metropolitan Washington Airports Authority
	Series 2005 1017, AMT,
	Insured: FGIC,
	LIQ FAC: JPMorgan Chase Bank
	3.550% 10/01/11(a)	4,795,000	4,795,000
	Series 2006 D, AMT,
	Insured: FSA,
	LIQ FAC: Goldman Sachs Group, Inc.
	3.550% 08/15/14(a)	11,980,000	11,980,000
	Series 2006, AMT:
	Insured: FSA,
	LIQ FAC: Citibank N.A.
	3.560% 10/01/35(a)	22,600,000	22,600,000
	Insured: MBIA,
	LIQ FAC: BNP Paribas
	3.550% 10/01/35(a)	8,835,000	8,835,000
DC Revenue
	National Association of Realtors,
	Series 2003, AMT,
	LOC: SunTrust Bank
	3.540% 12/01/23(a)	7,500,000	7,500,000
DISTRICT OF COLUMBIA TOTAL			76,570,000
FLORIDA – 4.0%
FL Alachua County Health Facilities Authority
	Shands Teaching Hospital,
	Series 2003 A,
	LOC: SunTrust Bank
	3.650% 12/01/32(a)	4,970,000	4,970,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
FLORIDA – (continued)
FL Brevard County Housing Finance Authority
	Series 2005 MT-112, AMT,
	SPA: Merrill Lynch Capital Services,
	GTY AGMT: IXIS Municipal Products, Inc.
	3.550% 11/01/14(a)	13,780,000	13,780,000
	Series 2005 PT-2815,
	LIQ FAC: Merrill Lynch Capital Services
	3.550% 11/01/14(a)	9,900,000	9,900,000
FL Broward County Housing Finance Authority
	Series 2006, AMT,
	LIQ FAC: Goldman Sachs
	3.580% 06/01/46(a)	58,465,000	58,465,000
FL Collier County Industrial Development Authority
	Allete, Inc.,
	Series 2006, AMT,
	LOC: Wells Fargo Bank N.A.
	3.510% 10/01/25(a)	12,800,000	12,800,000
	YMCA of Collier County,
	Series 2004,
	LOC: SunTrust Bank
	3.540% 09/01/29(a)	4,635,000	4,635,000
FL Fort Walton Beach Industrial Development Revenue
	Burton Golf, Inc.,
	Series 1996, AMT,
	LOC: Columbus Bank & Trust
	3.780% 10/01/11(a)	930,000	930,000
FL Higher Educational Facilities Financing Authority
	St. Thomas University,
	Series 2003,
	LOC: SunTrust Bank
	3.650% 01/01/19(a)	3,650,000	3,650,000
FL Hillsborough County Aviation Authority
	Series 2006 C, AMT,
	Insured: MBIA,
	SPA: Landesbank Baden-Wurttemburg:
	3.530% 10/01/26(a)	14,550,000	14,550,000
	3.600% 02/08/07	5,000,000	5,000,000
FL Housing Finance Corp.
	Hunters Run Partners II, Ltd.,
	Series 2003 G, AMT,
	Insured: FSA
	3.500% 06/15/36(a)	6,825,000	6,825,000
	Mango Grove LLC,
	Series 2005 A, AMT,
	LOC: Citibank N.A.
	3.530% 09/15/37(a)	8,400,000	8,400,000
	Series 2006, AMT,
	LIQ FAC: Goldman Sachs
	3.580% 06/01/46(a)	24,995,000	24,995,000
	Tuscany Lakes Ltd,
	Series 2002 1, AMT,
	Insured: FNMA
	3.560% 11/15/35(a)	3,500,000	3,500,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
FLORIDA – (continued)
	Tuscany Lakes Ltd.,
	Series 2006 K3, AMT,
	Insured: FNMA,
	LIQ FAC: FNMA
	3.560% 11/15/35(a)	2,600,000	2,600,000
FL Lake County Industrial Development Authority
	Senniger Irrigation, Inc.,
	Series 2003, AMT,
	LOC: SunTrust Bank
	3.540% 11/01/24(a)	4,950,000	4,950,000
FL Lee County Housing Finance Authority
	Crossing at Cape Coral,
	Series 1999 A, AMT,
	LOC: SunTrust Bank N.A.
	3.560% 12/01/32(a)	6,160,000	6,160,000
FL Lee County Industrial Development Authority
	North Fort Myers Utilities,
	Series 2003 A, AMT,
	LOC: SunTrust Bank
	3.540% 06/01/22(a)	6,000,000	6,000,000
FL Lee County
	Series 2001, AMT,
	Insured: MBIA
	5.250% 10/01/07	7,485,000	7,577,643
FL Manatee County Industrial Development Revenue
	Gammerler LLC,
	Series 2005, AMT,
	LOC: LaSalle Bank N.A.
	3.600% 10/01/35(a)	4,750,000	4,750,000
FL Marion County Industrial Development Authority
	Series 2006, AMT,
	LOC: SunTrust Bank
	3.590% 10/01/26(a)	3,875,000	3,875,000
FL Miami Dade County
	3.700% 01/19/07	6,144,000	6,144,000
FL Miami Dade County School District
	Series 2006,
	4.500% 06/28/07	43,000,000	43,181,873
FL Miami Dade County
	Series 2005 MT-177,
	Insured: XLCA,
	LIQ FAC: Merrill Lynch Capital Services
	3.450% 10/01/13(a)	14,805,000	14,805,000
FL Pinellas County Housing Finance Authority
	Alta Largo LLC,
	Series 2004, AMT,
	LOC: AmSouth Bank
	3.560% 06/01/42(a)	8,400,000	8,400,000
	Series 2005, AMT,
	3.550% 05/01/14(a)	21,880,000	21,880,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
FLORIDA – (continued)
FL St. Johns County Industrial Development Authority
	Rulon Co.,
	Series 2004, AMT,
	LOC: Coastal Bank of Georgia
	3.630% 11/01/34(a)	7,000,000	7,000,000
FL Sunshine State Governmental Financing Commission
	3.580% 02/07/07	13,865,000	13,865,000
	3.620% 02/06/07	15,660,000	15,660,000
FLORIDA TOTAL			339,248,516
GEORGIA – 3.6%
GA Alpharetta Development Authority
	Parc Alpharetta LLC,
	Series 2006, AMT,
	LOC: Regions Bank
	3.550% 04/01/41(a)	21,795,000	21,795,000
GA Atlanta
	3.600% 02/07/07	18,705,000	18,705,000
GA Atlanta Airport Revenue
	Series 2003, AMT,
	Insured: FGIC
	3.550% 01/01/14(a)	5,390,000	5,390,000
	Series 2004 C14, AMT,
	Insured: FSA,
	SPA: Wachovia Bank N.A.
	3.570% 01/01/18(a)	4,205,000	4,205,000
GA Atlanta Urban Residential Finance Authority
	Multi-Family Revenue:
	Collegetown Harris Project,
	Series 2003 I, AMT,
	3.560% 10/15/36(a)	3,765,000	3,765,000
	Housing Market District Project,
	Series 2004 A, AMT,
	LOC: Wachovia Bank N.A.
	3.530% 11/01/34(a)	9,850,000	9,850,000
	M Street Apartments Project,
	Series 2003, AMT,
	LOC: Regions Bank
	3.540% 03/01/38(a)	14,000,000	14,000,000
	Park District Atlantic Project,
	Series 2002 A, AMT,
	LOC: SouthTrust Bank
	3.590% 12/01/37(a)	25,100,000	25,100,000
	Northside Plaza Group LP,
	Series 2002, AMT,
	LOC: Wachovia Bank N.A.
	3.530% 11/01/27(a)	4,710,000	4,710,000
	Series 2006, AMT,
	SPA: Merrill Lynch Capital Services
	3.610% 11/01/43(a)	9,495,000	9,495,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
GEORGIA – (continued)
GA Carroll County Development Authority
	Industrial Revenue,
	Royal Metal Products Project,
	Series 2004, AMT,
	LOC: SunTrust Bank
	3.540% 06/01/24(a)	5,705,000	5,705,000
GA City of Atlanta Tax Allocation
	Series 2006,
	LIQ FAC: AIG Global Real Estate,
	LOC: Wachovia Bank N.A.
	3.580% 12/01/24(a)	19,000,000	19,000,000
GA Clayton County Development Authority
	Delta Airlines, Inc.,
	Series 2000 C, AMT,
	LOC: General Electric Capital Corp.
	3.620% 05/01/35(a)	10,000,000	10,000,000
	Wilson Holdings, Inc.,
	Series 2003, AMT,
	LOC: SunTrust Bank
	3.590% 11/01/13(a)	3,010,000	3,010,000
GA Cobb County Housing Authority
	Series 2003, AMT,
	SPA: Merrill Lynch Capital Services
	3.590% 02/01/34(a)	12,870,000	12,870,000
	Terrell Mill II Associates,
	Series 2003, AMT,
	LOC: Regions Bank
	3.590% 03/15/36(a)	3,900,000	3,900,000
GA Columbia County Development Authority
	Multi-Family Revenue,
	Westwood Club Apartment Project,
	Series 2002, AMT,
	LOC: Keybank N.A.
	3.520% 11/15/35(a)	9,215,000	9,215,000
GA Columbus Hospital Authority
	St. Francis Hospital, Inc.,
	Series 2000 A,
	LOC: Columbus Bank & Trust
	3.690% 01/01/31(a)	7,480,000	7,480,000
GA DeKalb County Housing Authority
	Multi-Family Revenue,
	Stone Mill Run Apartments Project,
	Series 1995 A, AMT,
	LOC: First Tennessee Bank N.A.
	3.570% 08/01/27(a)	7,475,000	7,475,000
GA Dooly County Industrial Development Authority Revenue
	Hambug Enterprises Project,
	Series 2003, AMT,
	LOC: Fifth Third Bank
	3.720% 12/01/17(a)	4,120,000	4,120,000
GA Douglas County Development Authority
	Colonial Hills School Property Project,
	Series 2004,
	LOC: Branch Banking & Trust
	3.520% 06/01/24(a)	2,895,000	2,895,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
GEORGIA – (continued)
GA East Point Housing Authority Multi-Family Revenue
	Village Highlands Apartments Project,
	Series 2004, AMT,
	LOC: SunTrust Bank
	3.540% 07/01/37(a)	8,000,000	8,000,000
GA Franklin County Industrial Building Authority Revenue
	Bosal Industries Georgia, Inc. Project,
	Series 1995,
	LOC: Standard Federal Bank
	3.540% 08/01/10(a)	4,620,000	4,620,000
GA Fulton County Development Authority
	Leggett & Platt, Inc. Project,
	Series 1992 A, AMT,
	LOC: Wachovia Bank of Georgia
	3.690% 06/01/27(a)	3,900,000	3,900,000
	OBH, Inc.,
	Series 1999 B, AMT:
	3.510% 12/01/18(a)	34,870,000	34,870,000
	3.510% 12/01/28(a)	9,350,000	9,350,000
GA Gainesville Hall County
	Fieldale Farms Corp.,
	Series 2002, AMT,
	LOC: Wachovia Bank N.A.
	3.530% 08/01/27(a)	1,500,000	1,500,000
GA Gwinnett County Development Authority
	Maltese Signs, Inc.,
	Series 2000, AMT,
	LOC: SunTrust Bank
	3.590% 02/01/15(a)	1,800,000	1,800,000
GA Houston County Development Authority
	Perdue Farms, Inc.,
	Series 2005, AMT,
	LOC: SunTrust Bank
	3.540% 01/01/18(a)	6,000,000	6,000,000
GA Manchester Development Authority
	G & S Metal Consultants,
	Series 2006, AMT,
	LOC: Fifth Third Bank
	3.720% 10/01/26(a)	2,245,000	2,245,000
GA Ports Authority
	Series 2003, AMT,
	LOC: SunTrust Bank
	3.540% 10/01/23(a)	3,300,000	3,300,000
GA Private Colleges & Universities Authority
	Mercer University Project,
	Series 2003,
	LOC: Branch Banking & Trust
	3.520% 10/01/32(a)	7,055,000	7,055,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
GEORGIA – (continued)
GA Stephens County Development Authority
	Series 2005, AMT,
	LOC: Provident Bank
	3.600% 02/01/20(a)	2,745,000	2,745,000
GA Thomasville Payroll Development Authority
	Scruggs Co. Project,
	Series 2000,
	LOC: First Union National Bank
	3.630% 08/01/10(a)	275,000	275,000
GA Union County Development Authority
	Applewood Doors & Windows,
	Series 2005, AMT,
	LOC: Branch Banking & Trust
	3.620% 12/01/22(a)	3,585,000	3,585,000
GA Urban Residential Finance Authority
	Lindbergh City Center Apartment,
	Series 2004,
	LOC: Regions Bank
	3.550% 11/01/44(a)	7,500,000	7,500,000
GA Wayne County Industrial Development Authority
	Absorption Corp.,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	3.620% 09/01/19(a)	4,300,000	4,300,000
GEORGIA TOTAL			303,730,000
HAWAII – 0.3%
HI ABN AMRO Munitops Certificates Trust
	Series 2004,
	Insured: MBIA
	3.530% 07/01/12(a)	12,000,000	12,000,000
HI Airports System Revenue
	Series 2001, AMT,
	Insured: FGIC:
	5.000% 07/01/07	5,850,000	5,895,702
	5.500% 07/01/07	4,560,000	4,608,602
	Series 2006, AMT,
	Insured: FGIC,
	LIQ FAC: Lehman Liquidity Co.
	3.610% 07/01/14(a)	5,465,000	5,465,000
HAWAII TOTAL			27,969,304
IDAHO – 1.6%
ID Eagle Industrial Development Corp.
	Rose Cottage LLC,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	3.660% 09/01/21(a)	3,960,000	3,960,000
ID Health Facilities Authority
	St. Lukes Regional Medical Center,
	Series 2000,

		Par ($)	Value ($)
Municipal Bonds – (continued)
IDAHO – (continued)
	Insured: FSA,
	SPA: Harris Trust & Savings Bank
	3.650% 07/01/30(a)	5,325,000	5,325,000
ID Housing & Finance Association
	Series 2002 A-38, AMT,
	LOC: Wachovia Bank N.A.
	3.570% 07/01/32(a)	4,100,000	4,100,000
	Series 2002 B-1, AMT,
	LOC: Bayerische Landesbank
	3.580% 07/01/33(a)	10,495,000	10,495,000
	Single Family Mortgage Revenue:
	Series 2003 C, AMT,
	SPA: Bayerische Landesbank
	3.580% 07/01/34(a)	9,205,000	9,205,000
	Series 2004 C, AMT,
	LIQ FAC: Lloyds TSB Bank PLC
	3.580% 01/01/36(a)	13,900,000	13,900,000
	Series 2004 D,
	LIQ FAC: Lloyds TSB Bank PLC
	3.580% 01/01/36(a)	17,965,000	17,965,000
	Series 2005 B, AMT,
	SPA: Lloyds TSB Bank PLC
	3.580% 07/01/36(a)	18,650,000	18,650,000
	Series 2005 E,
	LOC: Lloyds TSB Bank PLC
	3.580% 01/01/37(a)	9,450,000	9,450,000
	Series 2006 B, AMT,
	SPA: Lloyds TSB Bank PLC
	3.580% 07/01/37(a)	15,000,000	15,000,000
	Series 2006, AMT,
	SPA: Lloyds TSB Bank PLC
	3.580% 07/01/37(a)	14,150,000	14,150,000
ID Power County Industrial Development Revenue
	FMC Corp.,
	Series 2001, AMT,
	LOC: Wachovia Bank N.A
	3.530% 04/01/14(a)	12,500,000	12,500,000
IDAHO TOTAL			134,700,000
ILLINOIS – 6.5%
IL ABN AMRO Munitops Certificate Trust
	Series 2006,
	Insured: FSA,
	SPA: ABN AMRO Bank N.V.
	3.530% 12/01/14(a)	12,495,000	12,495,000
IL Addison Industrial Development Revenue
	Series 1996, AMT,
	LOC: LaSalle Bank N.A.
	3.640% 07/01/21(a)	1,655,000	1,655,000
IL Chicago Board of Education
	Series 2005 D-2,
	Insured: CIFG,
	SPA: DEPFA Bank PLC
	3.750% 03/01/36	6,200,000	6,200,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
ILLINOIS – (continued)
IL Chicago Enterprise Zone Revenue
	Gas Plus, Inc.,
	Series 2002, AMT,
	LOC: Northern Trust Co.
	3.800% 11/01/22(a)	1,350,000	1,350,000
IL Chicago Heights Industrial Development Revenue
	Series 1998 A, AMT,
	LOC: Fifth Third Bank
	3.740% 12/01/18(a)	1,140,000	1,140,000
IL Chicago Industrial Development Revenue
	Bullen Midwest Inc.,
	Series 1997, AMT,
	3.620% 11/01/17(a)	1,040,000	1,040,000
	Eli’s Cheesecake Co.,
	Series 1996, AMT,
	LOC: LaSalle National Bank
	3.550% 11/01/26	2,465,000	2,465,000
	Enterprise Center IX LP,
	Series 1992, AMT,
	LOC: LaSalle National Bank
	1.000% 06/01/22(a)	4,750,000	4,750,000
	Enterprise Center VII LP,
	Series 1992, AMT,
	LOC: LaSalle National Bank
	1.000% 06/01/22(a)	7,200,000	7,200,000
	Flying Food Fare Midway,
	Series 1999, AMT,
	LOC: Harris Trust & Savings Bank
	3.600% 12/01/28(a)	4,900,000	4,900,000
IL Chicago Multi-Family Housing Revenue
	Concordia Place Apartments LP,
	Series 2003, AMT,
	LOC: Harris Trust & Savings Bank
	3.540% 07/01/34(a)	13,565,000	13,565,000
	Lincoln Village LLC,
	Series 2006, AMT,
	LOC: Harris N.A.
	3.540% 06/01/40(a)	8,437,000	8,437,000
	North Larabee LP,
	Series 2001 B,
	LOC: Harris Trust & Savings Bank
	3.630% 04/01/09(a)	2,000,000	2,000,000
	North Larrabee LP,
	Series 2001 A, AMT,
	LOC: Harris Trust & Savings Bank
	3.630% 04/01/36(a)	1,450,000	1,450,000
	Renaissance Saint Luke LP,
	Series 2004 A, AMT,
	LOC: Harris Trust & Savings Bank
	3.630% 01/01/39(a)	3,740,000	3,740,000
IL Chicago O’Hare International Airport
	Air France,
	Series 1991, AMT,
	LOC: Societe Generale
	3.550% 05/01/18(a)	10,300,000	10,300,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
ILLINOIS – (continued)
	O’Hare Tech Center II LLC,
	Series 2002, AMT,
	LOC: LaSalle National Bank
	1.000% 03/01/37(a)	5,000,000	5,000,000
	Series 1994, AMT,
	LOC: Societe Generale
	3.550% 01/01/18(a)	10,000,000	10,000,000
	Series 1997, AMT,
	Insured: AMBAC,
	LOC: Merrill Lynch Capital Services
	3.550% 01/01/16(a)	17,150,000	17,150,000
	Series 2003, AMT,
	Insured: FSA:
	3.550% 07/01/11(a)	5,500,000	5,500,000
	3.550% 01/01/22(a)	7,800,000	7,800,000
	Series 2003, AMT,
	Insured: MBIA
	3.550% 07/01/08(a)	3,130,000	3,130,000
	Series 2003,
	Insured: FSA
	3.550% 07/01/11(a)	9,995,000	9,995,000
	Series 2004,
	Insured: MBIA
	3.550% 01/01/17(a)	4,000,000	4,000,000
IL Chicago Single Family Mortgage Revenue
	Series 2006 F, AMT,
	3.850% 09/07/07	3,500,000	3,500,000
IL Chicago Solid Waste Disposal Facility Revenue
	Groot Industries, Inc.,
	Series 1995, AMT,
	LOC: JPMorgan Chase Bank
	3.640% 12/01/15(a)	1,100,000	1,100,000
IL Chicago Wastewater Transmission Revenue
	Series 2004,
	Insured: MBIA
	3.540% 01/01/22(a)	1,685,000	1,685,000
IL Development Finance Authority Industrial Development Revenue
	Campagna-Turano Bakery,
	Series 2000, AMT,
	LOC: American National Bank & Trust
	3.800% 08/01/25(a)	1,260,000	1,260,000
	Clingan Steel, Inc.,
	Series 2003, AMT,
	LOC: LaSalle National Bank
	3.800% 12/01/23(a)	3,950,000	3,950,000
	Engineered Polymer,
	Series 1995, AMT,
	LOC: Wachovia Bank N.A.
	3.530% 08/01/15(a)	4,775,000	4,775,000
	Feltes Sand & Gravel Co.,
	Series 2003, AMT,

		Par ($)	Value ($)
Municipal Bonds – (continued)
ILLINOIS – (continued)
	LOC: LaSalle Bank N.A.
	3.550% 12/01/18(a)	3,380,000	3,380,000
	Forty Foot High Realty LLC,
	Series 2002, AMT,
	LOC: National City Bank
	3.600% 12/01/27(a)	4,310,000	4,310,000
	HSU Properties LLC,
	Series 2003, AMT,
	LOC: Fifth Third Bank
	3.720% 08/01/33(a)	1,240,000	1,240,000
	Knead Dough Banking Co.,
	Series 2000, AMT,
	LOC: Bank One N.A.
	3.800% 09/01/25(a)	920,000	920,000
	Rainbow Graphics, Inc.,
	Series 2003, AMT,
	LOC: Bank One N.A.
	3.800% 08/01/23(a)	2,210,000	2,210,000
	Royal Continental Box,
	Series 1995 B, AMT,
	LOC: LaSalle National Bank
	3.550% 04/01/10(a)	1,250,000	1,250,000
	Ruebenson Real Estate LLC,
	Series 1999 A,
	LOC: National City Bank N.A.
	3.600% 06/01/24(a)	3,855,000	3,855,000
	Series 1990 A, AMT,
	LOC: Bank One Kentucky N.A.
	3.680% 01/01/10(a)	3,100,000	3,100,000
	Unique Building Corp.,
	Series 1989, AMT,
	LOC: American National Bank & Trust Co.
	3.710% 05/01/19(a)	2,800,000	2,800,000
	WM Plastics Project,
	Series 2001, AMT,
	LOC: LaSalle Bank N.A.
	3.550% 08/01/26(a)	3,700,000	3,700,000
IL Development Finance Authority
	Affordable Housing Revenue,
	Lake Towers Associates II LP,
	Series 1997, AMT,
	LOC: Bank One N.A.
	3.580% 04/15/37(a)	2,425,000	2,425,000
	Groot Industries, Inc.,
	Series 2003,
	LOC: Bank One N.A.
	3.640% 12/01/23(a)	5,130,000	5,130,000
	Jewish Council Youth Service,
	Series 2003,
	LOC: Harris Trust Bank
	3.580% 09/01/28(a)	1,070,000	1,070,000
	Lifesource Project,
	Series 2000,
	LOC: PNC Bank N.A.
	3.500% 06/01/20(a)	5,900,000	5,900,000
	Multi-Family Revenue,
	West Chicago Senior Apartment,
	Series 2003, AMT,
	LOC: Citibank N.A.
	3.580% 02/01/38(a)	6,700,000	6,700,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
ILLINOIS – (continued)
	Sexton Energy,
	Series 2003, AMT,
	LOC: Fifth Third Bank
	3.550% 10/01/23(a)	7,175,000	7,175,000
IL Educational Facilities Authory Revenue
	3.620% 03/08/07	8,700,000	8,700,000
IL Elgin Industrial Development Revenue
	Nelson Graphic Screenprinting,
	Series 2006, AMT,
	LOC: LaSalle Bank N.A.
	3.560% 10/01/31(a)	3,795,000	3,795,000
IL Elmhurst Industrial Development Revenue
	John Sakash Co. Project,
	Series 2000, AMT,
	LOC: Citibank N.A.
	3.550% 02/01/25(a)	1,800,000	1,800,000
IL Finance Authority Industrial Development Revenue
	Merug LLC,
	Series 2004 A,
	LOC: JPMorgan Chase Bank
	3.800% 12/01/18(a)	2,330,000	2,330,000
	Series 2005, AMT,
	LOC: National City Bank
	3.600% 11/01/18(a)	1,220,000	1,220,000
IL Finance Authority
	Meyer Industries LLC,
	Series 2006, AMT,
	LOC: Fifth Third Bank
	3.740% 08/01/36(a)	2,800,000	2,800,000
	Multi-Family Revenue,
	Waterton Vistas II LLC,
	Series 2004, AMT,
	Insured: FNMA
	3.560% 10/15/34(a)	8,500,000	8,500,000
	Villagebrook LP,
	Series 2005, AMT,
	Insured: FHLM
	LOC: Federal Home Loan Mortgage
	3.550% 05/01/35(a)	5,850,000	5,850,000
IL Gurnee Industrial Development Revenue
	Kenall Manufacturing Co.,
	Series 1998,
	3.630% 03/01/18(a)	1,210,000	1,210,000
IL Health Facilities Authority
	University of Chicago Hospital,
	Series 1998,
	Insured: MBIA,
	SPA: Bank One Illinois N.A.
	3.650% 08/01/26(a)	4,695,000	4,695,000
IL Housing Development Authority
	Multi-Family Revenue:
	Mattoon Towers Associates II,
	Series 2004, AMT,
	LOC: First National Bank
	3.530% 01/01/34(a)	3,275,000	3,275,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
ILLINOIS – (continued)
	Pontiac Tower Associates III,
	Series 2005, AMT,
	LOC: Harris N.A.
	3.550% 09/01/35(a)	4,500,000	4,500,000
	Spring Creek Associates,
	Series 2004, AMT,
	LOC: LaSalle Bank N.A.
	3.540% 04/01/34(a)	6,210,000	6,210,000
IL Industrial Development Revenue
	Enterprise Center X Project,
	Series 1992, AMT,
	Insured: LaSalle National Bank
	3.550% 06/01/22(a)	4,300,000	4,300,000
IL Lombard Village Industrial Projects
	B&H Partnership Project,
	Series 1995,
	LOC: LaSalle Bank N.A.
	3.880% 10/01/13(a)	1,500,000	1,500,000
IL New Lenox Industrial Development Revenue
	Panduit Corp.,
	Series 1990, AMT,
	LOC: Fifth Third Bank
	3.680% 07/01/15(a)	5,600,000	5,600,000
IL Orland Park Industrial Development Revenue
	Panduit Corp.,
	Series 1996, AMT,
	LOC: Fifth Third Bank
	3.680% 04/01/31(a)	2,500,000	2,500,000
IL Palos Hills Multi-Family Housing Revenue
	Green Oaks Project,
	Series 1998, AMT,
	3.550% 08/01/29(a)	3,670,000	3,670,000
IL Savanna Industrial Development Revenue
	Metform Corp. Project,
	Series 1994 B, AMT,
	LOC: Bank One N.A.
	3.800% 06/01/09(a)	1,700,000	1,700,000
IL Skokie Industrial Development Revenue
	Series 2003, AMT,
	LOC: LaSalle Bank N.A.
	3.600% 12/01/33(a)	2,400,000	2,400,000
IL State
	Series 2003 B,
	SPA: DEPFA Bank PLC
	3.530% 10/01/33	240,000,000	240,000,000
IL Upper River Valley Industrial Development Revenue
	Clover Properties LLC Project,
	Series 2000, AMT,
	LOC: LaSalle Bank N.A.
	3.550% 07/01/20(a)	2,075,000	2,075,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
ILLINOIS – (continued)
IL Urbana Multi-Family Housing Revenue
	Prarie Green II Apartment Project,
	Series 2000, AMT,
	LOC: LaSalle Bank N.A.
	3.550% 06/01/29(a)	1,365,000	1,365,000
IL Will County Exempt Facilities Revenue
	BP Amoco Chemical Co.,
	Series: 2003, AMT,
	3.700% 07/01/33(a)	5,600,000	5,600,000
ILLINOIS TOTAL			542,292,000
INDIANA – 2.6%
IN Allen County Multi-Family Housing Redevelopment
	Woodland Crest Hill Project,
	Series 1999, AMT,
	3.800% 08/01/17(a)	2,700,000	2,700,000
IN Bloomington Multi-Family Revenue
	Willow Manor Apartments Project,
	Series 2002, AMT,
	LOC: Fifth Third Bank
	3.720% 11/01/32(a)	2,965,000	2,965,000
IN Burns Harbor Economic Development Revenue
	Dennen Steel Corp.,
	Series 2003, AMT,
	LOC: Standard Federal Bank
	3.550% 12/01/23(a)	1,630,000	1,630,000
IN Development Finance Authority
	Economic Development Revenue,
	Berry Holdings Co. LLC,
	Series 1999, AMT,
	LOC: Bank One N.A.
	3.820% 01/01/09(a)	460,000	460,000
	Republic Services, Inc.,
	Series 2002, AMT,
	LOC: SunTrust Bank
	3.700% 12/01/32(a)	1,730,000	1,730,000
IN Elkhart Economic Development Revenue
	Crossroads Apartments LLC,
	Series 1998 A, AMT,
	LOC: FHLB
	3.710% 04/01/28(a)	800,000	800,000
	Vahala Foam Enterprises Project,
	Series 2002, AMT,
	LOC: Bank One N.A.
	3.800% 09/01/17(a)	1,400,000	1,400,000
IN Elkhart Industrial Development Revenue
	Kibbe Properties LLC,
	Series 2002, AMT,
	LOC: National City Bank of Indiana
	3.650% 06/01/27(a)	1,900,000	1,900,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDIANA – (continued)
IN Evansville Economic Development Revenue
	B & M Plastics, Inc. Project,
	Series 2002, AMT,
	LOC: Fifth Third Bank N.A.
	3.720% 12/01/17(a)	1,660,000	1,660,000
IN Finance Authority
	Mittal Steel Co. N.V.,
	Series 2006, AMT,
	LOC: Bank of Montreal
	3.550% 08/01/30(a)	8,200,000	8,200,000
	Psi Energy, Inc.,
	Series 2005 B, AMT,
	LOC: Calyon Bank
	3.530% 10/01/40(a)	10,500,000	10,500,000
	Series 2005, AMT,
	LOC: National City Bank
	3.600% 10/01/12(a)	4,000,000	4,000,000
IN Garrett Economic Development Revenue
	Series 2005, AMT,
	LOC: National City Bank
	3.600% 01/01/21(a)	5,500,000	5,500,000
IN Gibson County Pollution Control Revenue
	Toyota Motor Manufacturing Project:
	Series 1997, AMT,
	3.540% 10/01/27(a)	7,500,000	7,500,000
	Series 1999, AMT,
	3.540% 01/01/29(a)	7,000,000	7,000,000
	Series 2000 A, AMT:
	3.540% 01/01/28(a)	10,000,000	10,000,000
	3.540% 01/01/30(a)	6,300,000	6,300,000
	Series 2001 B, AMT,
	3.540% 09/01/31(a)	5,000,000	5,000,000
IN Greencastle Economic Development Revenue
	Crown Equipment Corp. Project,
	Series 1996, AMT,
	LOC: Key Bank N.A.
	3.560% 02/01/11(a)	2,000,000	2,000,000
	Round Barn Manor Project,
	Series 2003 A, AMT,
	3.550% 01/01/28(a)	3,182,000	3,182,000
IN Health Facility Financing Authority
	Ascension Health:
	Series 2001 A-1,
	3.820% 11/15/36(a)	30,000,000	30,000,000
	Series 2005 A,
	5.000% 05/01/07	13,160,000	13,219,615
	Cardinal Center, Inc. Project,
	Series 1996 A,
	LOC: Key Bank N.A.
	3.550% 12/01/16(a)	415,000	415,000
IN Housing Finance Authority
	Multi-Family Revenue,
	Series 1997 M-A, AMT,
	LOC: FHLB
	3.560% 01/01/29(a)	8,212,000	8,212,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDIANA – (continued)
IN Indianapolis Airport Authority
	3.680% 02/07/07	4,000,000	4,000,000
IN Indianapolis Local Public Improvement Bond Bank
	Series 2006, AMT,
	Insured: AMBAC:
	LIQ FAC: Dexia Credit Local
	3.550% 01/01/14(a)	5,275,000	5,275,000
	LIQ FAC: JPMorgan Chase Bank
	3.550% 01/01/14(a)	16,800,000	16,800,000
	SPA: Merrill Lynch Capital Services
	3.550% 01/01/20(a)	5,505,000	5,505,000
IN Indianapolis Multi-Family Revenue
	Nora Commons LP,
	Series 2004 A, AMT,
	LOC: ABN AMRO Bank N.V.
	3.550% 12/01/39(a)	7,000,000	7,000,000
IN Jeffersonville Economic Development Revenue
	Series 2001, AMT,
	LOC: Fifth Third Bank
	3.720% 08/01/21(a)	2,465,000	2,465,000
	Series 2003, AMT,
	LOC: National City Bank of Kentucky
	3.600% 04/01/23(a)	4,735,000	4,735,000
IN Lagrange Economic Development Revenue
	LA Investments LLC,
	Series 1999, AMT,
	LOC: Bank One Indiana N.A.
	3.800% 08/01/13(a)	800,000	800,000
IN Noblesville Economic Development Revenue
	Pedcor Investments 2003-L LP,
	Series 2003 A, AMT,
	LOC: LaSalle Bank N.A.
	3.550% 06/01/38(a)	8,851,000	8,851,000
IN Princeton
	Orion Electric America, Inc.,
	Series 1987, AMT,
	LOC: Bank of Tokyo
	3.750% 05/01/17(a)	3,800,000	3,800,000
IN St. Joseph County Economic Development Revenue
	Pine Oak Apartments LP,
	Series 1997 A, AMT,
	LOC: FHLB
	3.610% 06/01/27(a)	2,365,000	2,365,000
IN Washington County Industrial Economic Development Revenue
	Series 2001, AMT,
	LOC: National City Bank of Indiana
	3.600% 08/01/16(a)	4,060,000	4,060,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDIANA – (continued)
IN Whiting Industrial Sewage & Solid Waste Disposal Revenue
	Amoco Oil Co.:
	Series 1996, AMT,
	3.700% 01/01/26(a)	3,675,000	3,675,000
	Series 1998, AMT,
	3.700% 01/01/26(a)	6,800,000	6,800,000
	Series 1999, AMT,
	3.700% 01/01/26(a)	4,620,000	4,620,000
INDIANA TOTAL			217,024,615
IOWA – 0.5%
IA Clinton Industrial Development Revenue
	Series 2004,
	LOC: Northern Trust Co.
	3.600% 12/01/22(a)	4,500,000	4,500,000
	Sethness Products Co.,
	Series 1996, AMT,
	LOC: Northern Trust Co.
	3.600% 09/01/11(a)	2,100,000	2,100,000
IA Finance Authority Industrial Development Revenue
	Ramsgate Corp.,
	Series 2002, AMT,
	LOC: US Bank N.A.
	3.600% 12/01/22(a)	5,550,000	5,550,000
	US Filter Operating Services, Inc.,
	Series 2001 A,
	LOC: Societe Generale
	3.570% 11/01/17(a)	3,720,000	3,720,000
IA Finance Authority
	Single Family Mortgage Revenue:
	Series 2002 A-46, AMT,
	3.570% 07/01/24(a)	5,550,000	5,550,000
	Series 2004 B, AMT,
	Insured: GNMA/FNMA,
	SPA: DEPFA Bank PLC
	3.570% 07/01/34(a)	7,000,000	7,000,000
	Series 2006 F, AMT,
	Insured: GNMA/FNMA,
	LIQ FAC: State Street Bank & Trust
	3.550% 07/01/36(a)	12,000,000	12,000,000
IA Linn County Industrial Development Revenue
	Swiss Valley Farms Co.,
	Series 2001,
	LOC: Wells Fargo Bank N.A.
	3.560% 05/01/21(a)	4,500,000	4,500,000
IA West Burlington Industrial Development Revenue
	Borhi Oil Hydraulic,
	Series 2001 B, AMT,
	LOC: American National Bank & Trust
	3.800% 01/01/11(a)	1,000,000	1,000,000
IOWA TOTAL			45,920,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
KANSAS – 0.5%
KS Development Finance Authority
	Exempt Facilities Revenue,
	Seaboard Project,
	Series 1995 A, AMT,
	LOC: Bank of New York
	3.550% 12/01/25(a)	9,200,000	9,200,000
	Multi-Family Revenue,
	Delaware Highlands,
	Series 2005 C, AMT,
	LOC: Arvest Bank,
	3.580% 12/01/36(a)	2,200,000	2,200,000
KS Fredonia Revenue
	Systech Environmental Corp.,
	Series 1989, AMT,
	LOC: Banque National de Paris
	3.530% 02/01/07(a)	5,400,000	5,400,000
KS Lenexa
	Lakeview Villiage, Inc.,
	Series 1997 A,
	LOC: Lasalle National Bank
	3.500% 05/15/26(a)	9,160,000	9,160,000
KS Wichita City
	OBH, Inc.,
	Series 1999, AMT,
	3.510% 04/01/15(a)	18,670,000	18,670,000
KANSAS TOTAL			44,630,000
KENTUCKY – 1.8%
KY ABN AMRO Munitops Certificates Trust
	Series 2005,
	Insured: FGIC
	3.520% 05/15/12(a)	9,995,000	9,995,000
KY Bardstown
	Linpac Materials Handling,
	Series 2000, AMT,
	LOC: Bank of the West
	3.780% 10/01/19(a)	4,340,000	4,340,000
KY Campbellsville-Taylor County Industrial Development Revenue
	Airguard Industrial, Inc.,
	Series 2001, AMT,
	LOC: Northern Trust Co.
	3.600% 05/01/31(a)	7,410,000	7,410,000
KY Daviess County Health Care Revenue
	Wendell Fosters Campus for Development,
	Series 2001, AMT,
	LOC: National City Bank
	3.550% 05/01/21(a)	3,750,000	3,750,000

KY Daviess County Industrial Building Revenue
		Par ($)	Value ($)
Municipal Bonds – (continued)
KENTUCKY – (continued)
	Series 2003, AMT,
	LOC: National Bank of Kentucky
	3.600% 05/01/18(a)	3,800,000	3,800,000
KY Glasgow Industrial Building Revenue
	Ply Tech Corp.:
	Series 1994,
	LOC: Fifth Third Bank
	3.740% 05/01/14(a)	2,040,000	2,040,000
	Series 2006, AMT,
	LOC: Fifth Third Bank
	3.720% 07/01/26(a)	3,100,000	3,100,000
KY Greenup County
	Pathways, Inc.,
	Series 2004,
	LOC: Fifth Third Bank
	3.650% 12/01/18	30,000	30,000
KY Hopkinsville
	Series 2006, AMT,
	LOC: Branch Banking & Trust
	3.620% 06/01/26(a)	3,800,000	3,800,000
KY Housing Corp.
	Clarksdale Rental I LP,
	Series 2006 A, AMT,
	LOC: PNC Bank Delaware,
	3.560% 06/01/08(a)	6,725,000	6,725,000
	Single Family Mortgage Revenue,
	Series 2006, AMT,
	SPA: Merrill Lynch Capital Services, Inc.,
	GIC: Trinity Funding Co. LLC
	3.550% 01/01/09(a)	3,930,000	3,930,000
KY Jefferson County Industrial Building Revenue
	Dant Growth LLC,
	Series 2002, AMT,
	LOC: Bank One Kentucky N.A.
	3.800% 09/01/22(a)	3,510,000	3,510,000
KY Jefferson County Industrial Development Revenue
	WHIP-Mix Corp.,
	Series 1997, AMT,
	LOC: National City Bank Kentucky
	3.700% 06/01/12(a)	710,000	710,000
KY Jefferson County Retirement Home Revenue
	Nazareth Library Project,
	Series 1999,
	LOC: Fifth Third Bank
	3.650% 10/01/19(a)	12,735,000	12,735,000
KY Kenton County Airport Board
	FlightSafety International, Inc.,
	Series 2001 A, AMT:
	3.510% 06/01/21(a)	17,900,000	17,900,000
	3.510% 06/01/31(a)	4,600,000	4,600,000
KY Kenton County Industrial Building Revenue
	Baptist Convalescent Center,
	Series 1998,

		Par ($)	Value ($)
Municipal Bonds – (continued)
KENTUCKY – (continued)
	LOC: Fifth Third Bank
	3.660% 07/01/18(a)	970,000	970,000
	Series 2002,
	LOC: Fifth Third Bank
	3.720% 04/01/17(a)	2,740,000	2,740,000
KY Louisville & Jefferson County Metropolitan Government
	First Trust Restoration Partners,
	Series 2005 A, AMT,
	LOC: Regions Bank
	3.580% 01/01/11(a)	1,640,000	1,640,000
KY Louisville & Jefferson County Regional Airport Authority
	United Parcel Service:
	Series 1999 B, AMT,
	3.680% 01/01/29(a)	8,700,000	8,700,000
	Series 1999, AMT,
	3.690% 01/01/29(a)	10,620,000	10,620,000
KY Minor Lane Heights Solid Waste Disposal Revenue
	Waste Management Kentucky LLC Project,
	Series 2003, AMT,
	LOC: Wachovia Bank N.A.
	3.560% 03/01/21(a)	6,000,000	6,000,000
KY Roaring Fork Municipal Products LLC
	Series 2003 Class A, AMT,
	Insured: FSA,
	SPA: Bank of New York
	3.630% 07/01/17(a)	8,570,000	8,570,000
KY Rural Economic Development Authority Revenue
	Heaven Hill Project,
	Series 1991, AMT,
	LOC: PNC Bank N.A.
	3.560% 10/01/16(a)	2,000,000	2,000,000
KY Shelby Industrial Building Revenue
	Shelby Trust Co., Inc.,
	Series 1998, AMT,
	LOC: Fifth Third Bank
	3.740% 06/01/18(a)	2,230,000	2,230,000
KY Warren County Hospital Facility Revenue
	Bowling Green Warren County,
	Series 2001,
	LOC: Branch Banking & Trust
	3.520% 08/01/31(a)	18,120,000	18,120,000
KY West Buechel Industrial Building Revenue
	Berby Fabricating LLC Project,
	Series 2004, AMT,
	LOC: Fifth Third Bank

		Par ($)	Value ($)
Municipal Bonds – (continued)
KENTUCKY – (continued)
	3.720% 06/01/24(a)	2,100,000	2,100,000
KENTUCKY TOTAL			152,065,000
LOUISIANA – 0.9%
LA Calcasieu Parish, Inc. Industrial Development Board
	Citgo Petroleum Corp.
	Series 1995, AMT,
	LOC: BNP Paribas
	3.710% 03/01/25(a)	8,425,000	8,425,000
	Hydroserve Westlake Project,
	Series 1999, AMT,
	LOC: Bank One Chicago N.A.
	3.580% 12/01/24(a)	5,100,000	5,100,000
LA Denham Springs-Livingston Housing & Mortgage Finance Authority
	Series 2004 A,
	3.790% 12/01/07	4,000,000	4,000,000
LA Local Government Environmental Facilities & Community Development Authority
	Academy of Sacred Heart,
	Series 2004,
	LOC: Whitney National Bank,
	LOC: SunTust Bank
	3.540% 01/01/24(a)	4,000,000	4,000,000
LA Parish of East Baton Rouge
	Exxon Mobil Corp.,
	Series 1989,
	3.630% 11/01/19(a)	4,975,000	4,975,000
LA Plaquemines Parish
	Environmental Revenue:
	BP Exploration & Oil, Inc.,
	Series 1995, AMT,
	GTY AGMT: British Petroleum Co.
	3.700% 10/01/24(a)	4,100,000	4,100,000
	BP Exploration & Oil, Inc.
	Series 1994, AMT,
	3.700% 05/01/25(a)	1,700,000	1,700,000
LA St. Charles Parish Pollution Control Revenue
	Shell Oil Co.:
	Series 1991, AMT,
	3.700% 11/01/21(a)	19,950,000	19,950,000
	Series 1992 A, AMT,
	3.700% 10/01/22(a)	13,950,000	13,950,000
	Series 1993, AMT,
	3.700% 09/01/23(a)	7,750,000	7,750,000
LOUISIANA TOTAL			73,950,000
MAINE – 0.0%
ME Housing Authority
	General Housing Revenue,
	Series 2005, AMT,
	LIQ FAC: Landesbank Hessen-Thuringen

		Par ($)	Value ($)
Municipal Bonds – (continued)
MAINE – (continued)
	3.550% 12/01/10(a)	2,800,000	2,800,000
MAINE TOTAL			2,800,000
MARYLAND – 0.9%
MD Administration Department of Housing & Community Development
	Fort Washington Manor LP,
	Series 2005 A, AMT,
	LOC: Citibank N.A.
	3.570% 11/15/38	14,000,000	14,000,000
	Series 2004 F, AMT,
	SPA: Lloyds TSB Bank PLC
	3.500% 09/01/35	10,850,000	10,850,000
	Series 2006 N, AMT,
	3.720% 09/12/07	21,000,000	21,000,000
MD Carroll County Commissioners Economic Development Revenue
	Shelter System Limited Facility,
	Series 2004, AMT,
	LOC: Branch & Banking Trust
	3.620% 07/01/24(a)	5,150,000	5,150,000
MD Montgomery County Housing Opportunites Commission
	Series 2006, AMT,
	SPA: Danske Bank
	3.580% 02/01/40(a)	11,985,000	11,985,000
MD Montgomery County
	Series 2006 B,
	SPA: Dexia Credit Local
	3.670% 06/01/26(a)	8,600,000	8,600,000
MARYLAND TOTAL			71,585,000
MICHIGAN – 6.4%
MI Building Authority
	Series 2006,
	Insured: FGIC
	LOC: Merrill Lynch Capital Service
	3.540% 10/15/28	40,000,000	40,000,000
MI Detroit School District
	Series 2006,
	4.500% 08/21/07	57,000,000	57,352,827
MI Housing Development Authority
	Multi-Family Revenue,
	Canterbury Project,
	Series 2003 A, AMT,
	LOC: LaSalle Bank
	3.540% 06/01/38(a)	9,500,000	9,500,000
	Series 2006 B, AMT,
	SPA: DEPFA Bank PLC
	3.610% 06/01/30(a)	20,000,000	20,000,000
	Series 2006 R, AMT,
	Insured: FSA,
	SPA: Merrill Lynch Capital Services
	3.540% 10/01/42(a)	5,250,000	5,250,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
MICHIGAN – (continued)
	Series 2006, AMT,
	Insured: FSA,
	SPA: Merrill Lynch Capital Services
	3.540% 10/01/42(a)	8,125,000	8,125,000
	Single Family Mortgage Revenue,
	Series 2005 B, AMT:
	LOC: DEPFA Bank PLC
	3.610% 06/01/30(a)	20,870,000	20,870,000
	SPA: DEPFA Bank PLC
	3.610% 12/01/25(a)	13,635,000	13,635,000
MI Municipal Bond Authority
	Series 2006 B-1,
	4.500% 08/20/07	29,340,000	29,506,518
MI Roaring Fork Municipal Products LLC
	Series 2003, AMT,
	Insured: AMBAC,
	SPA: Bank of New York
	3.630% 03/01/24(a)	10,035,000	10,035,000
	Series 2006, AMT,
	Insured: AMBAC,
	SPA: Bank of New York
	3.600% 03/01/31(a)	8,748,000	8,748,000
MI State
	3.600% 10/10/07	88,090,000	88,090,000
MI State Hospital Finance Authority
	Series 2000 E,
	Insured: AMBAC,
	SPA: Bank One N.A.
	3.500% 12/01/30(a)	14,160,000	14,160,000
MI Strategic Fund Ltd.
	American Autocoat, Inc.,
	Series 2002, AMT,
	LOC: Fifth Third Bank
	3.720% 10/01/22(a)	5,045,000	5,045,000
	B & C Leasing LLC,
	Series 1999, AMT,
	LOC: LaSalle Bank
	3.540% 07/01/24(a)	2,500,000	2,500,000
	Erin Flint Properties LLC,
	Series 2006, AMT,
	LOC: Fifth Third Bank
	3.720% 07/01/26(a)	4,160,000	4,160,000
	Home, Inc.,
	Series 2002, AMT,
	LOC: Fifth Third Bank
	3.720% 11/01/22(a)	1,920,000	1,920,000
	LRV Enterprises LLC,
	Series 1996, AMT,
	LOC: National City Bank
	3.700% 09/01/21(a)	500,000	500,000
	Michigan Turkey Producers,
	Series 2000 A, AMT,
	LOC: Fifth Third Bank
	3.740% 05/01/15(a)	1,600,000	1,600,000
	Series 1999, AMT,
	LOC: National City Bank
	3.650% 06/01/24(a)	1,095,000	1,095,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
MICHIGAN – (continued)
	Series 2000, AMT,
	LOC: KeyBank N.A.
	3.620% 07/01/20(a)	2,130,000	2,130,000
	Series 2003, AMT:
	LOC: Fifth Third Bank
	3.720% 08/01/23(a)	955,000	955,000
	LOC: National City Bank
	3.600% 12/01/28(a)	3,005,000	3,005,000
MI University
	3.600% 02/07/07	15,000,000	15,000,000
MI Wayne Charter County Airport Authority
	Series 2002 A, AMT,
	Insured: FGIC
	3.530% 12/01/32(a)	140,320,000	140,320,000
MI Wayne County Airport Authority
	Series 2005 MT-115,
	Insured: MBIA,
	LIQ FAC: Svenska Handelsbank
	3.550% 12/01/17(a)	18,140,000	18,140,000
	Series 2005, AMT,
	Insured: MBIA,
	LIQ FAC: Citibank N.A.
	3.560% 12/01/34(a)	6,600,000	6,600,000
	Series 2006, AMT,
	Insured: MBIA,
	LIQ FAC: Citibank N.A.
	3.560% 12/01/29(a)	5,900,000	5,900,000
MICHIGAN TOTAL			534,142,345
MINNESOTA – 1.0%
MN Eden Prairie Industrial Development Revenue
	SWB LLC,
	Series 2000 A, AMT,
	LOC: US Bank N.A.
	3.700% 11/01/20(a)	2,035,000	2,035,000
MN Housing Finance Agency
	Series 2006 P, AMT,
	3.580% 07/01/29(a)	30,000,000	30,000,000
	Series 2006 R, AMT,
	3.580% 07/01/38(a)	15,000,000	15,000,000
MN Minneapolis Multi-Family Housing Revenue
	Driftwood Apartments,
	Series 2002, AMT,
	LOC: U.S. Bank
	3.600% 10/01/24(a)	2,000,000	2,000,000
	Gateway Real Estate,
	Series 2002, AMT,
	LOC: LaSalle Bank
	3.550% 10/01/32(a)	3,000,000	3,000,000
MN Minneapolis St. Paul Metropolitan Airports Commission
	Airport Revenue:

		Par ($)	Value ($)
Municipal Bonds – (continued)
MINNESOTA – (continued)
	Series 2004, AMT,
	Insured: FGIC
	3.550% 09/03/09(a)	11,670,000	11,670,000
	Series 2005 PT-2834, AMT,
	Insured: AMBAC,
	LOC: Merrill Lynch Capital Services
	3.590% 01/01/14(a)(b)	2,545,000	2,545,000
MN Springfield Industrial Development Revenue
	OCHS Brick Co.,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	3.580% 05/01/16(a)	4,110,000	4,110,000
MN St. Paul Port Authority Industrial Development Revenue
	Camada LP,
	Series 2005, AMT,
	LOC: Wells Fargo Bank N.A.
	3.560% 12/01/12(a)	3,400,000	3,400,000
MN Washington County Housing & Redevelopment Authority
	Multi-Family Revenue,
	Series 2005 MT-154,
	LOC: FHLMC
	3.540% 12/31/25(a)	7,000,000	7,000,000
MINNESOTA TOTAL			80,760,000
MISSISSIPPI – 0.2%
MS Business Finance Corp.
	Hamlin Sheet Metal Co., Inc.:
	Series 2005 A, AMT,
	LOC: Branch Banking & Trust Co.
	3.620% 03/01/15(a)	1,590,000	1,590,000
	Series 2005, AMT,
	LOC: Branch Banking & Trust Co.
	3.620% 03/01/25(a)	2,235,000	2,235,000
	Jackson Academy LLC,
	Series 2005,
	LOC: AmSouth Bank
	3.510% 08/01/25(a)	7,170,000	7,170,000
	Series 2006,
	LOC: AmSouth Bank
	3.580% 11/01/26(a)	6,900,000	6,900,000
MISSISSIPPI TOTAL			17,895,000
MISSOURI – 1.5%
MO ABN AMRO Munitops Certificate Trust
	Series 2006,
	Insured: FSA,
	SPA: ABN AMBRO Bank N.V.
	3.520% 03/01/14(a)	12,995,000	12,995,000
MO Development Finance Board Facilities Revenue
	St. Louis Air Project,
	Series 2000, AMT,
	LOC: National Bank & Trust
	3.550% 03/01/30(a)	1,500,000	1,500,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
MISSOURI – (continued)
MO Health & Educational Facilities Authority
	St. Louis University:
	Series 2005 A,
	Insured: MBIA,
	SPA: Bank of New York
	3.720% 10/01/35	5,300,000	5,300,000
	Series 2006 A,
	Insured: MBIA,
	SPA: Bank of New York
	3.720% 10/01/35	17,460,000	17,460,000
MO Industrial Development Authority
	Multi-Family Housing Revenue,
	Crook Creek Apartments II:
	Series 2004 A, AMT,
	LOC: LaSalle National Bank
	3.540% 09/01/39(a)	5,600,000	5,600,000
	Series 2004 B, AMT,
	LOC: FHLB
	3.580% 09/01/39(a)	750,000	750,000
MO Jackson County
	Special Obligations,
	Series 2006,
	Insured: AMBAC,
	SPA: Merrill Lynch Capital Services
	3.600% 12/01/18(a)(b)	28,880,000	28,880,000
MO Mountain Grove Industrial Development Authority
	Health Care Facility Revenue,
	Mountain Grove #1, Inc.,
	Series 1997, AMT,
	LOC: Wahovia Bank
	3.570% 11/01/13(a)	1,685,000	1,685,000
MO Nodaway Industrial Development Authority
	Educational Facilities Revenue,
	Northwest Foundation, Inc.,
	Series 2002,
	LOC: U.S. Bank N.A.
	3.550% 11/01/32(a)	3,990,000	3,990,000
MO St. Louis Industrial Development Authority
	General Grant Apartments,
	Series 2003, AMT,
	LOC: U.S. Bank N.A.
	3.600% 03/01/38(a)	19,730,000	19,730,000
	Multi-Family Housing Revenue:
	Metro Lofts Apartments,
	Series 2003 A, AMT,
	Insured: FNMA
	3.540% 03/15/36(a)	13,250,000	13,250,000
	Series 2006, AMT,
	LIQ FAC: Merrill Lynch Capital Services
	3.610% 12/01/45(a)	7,075,000	7,075,000
	United States Tape & Label Corp.,
	Series 1999, AMT,
	LOC: LaSalle Bank N.A.

		Par ($)	Value ($)
Municipal Bonds – (continued)
MISSOURI – (continued)
	3.540% 08/01/19(a)	2,300,000	2,300,000
MO Wright City Industrial Revenue
	Series 2002, AMT,
	LOC: LaSalle Bank N.A.
	3.520% 04/01/32(a)	2,000,000	2,000,000
MISSOURI TOTAL			122,515,000
MONTANA – 0.5%
MT Board Investment Resource Recovery Revenue
	Colstrip Energy LP,
	Series 1989, AMT,
	LOC: Dexia Credit Local de France
	3.600% 12/30/15(a)	41,150,000	41,150,000
MONTANA TOTAL			41,150,000
NEBRASKA – 0.3%
NE Investment Finance Authority
	Single Family Housing Revenue,
	Series 2005 D, AMT,
	SPA: FHLB
	3.580% 09/01/35(a)	22,765,000	22,765,000
NE Lancaster County Industrial Development Revenue
	MLLC LLC,
	Series 2000 A, AMT,
	LOC: Wells Fargo Bank N.A.
	3.580% 11/01/20(a)	4,515,000	4,515,000
NEBRASKA TOTAL			27,280,000
NEVADA – 0.4%
NV Business & Industry Pollution Control Revenue
	Barrick Gold Corp.,
	Series 1999, AMT,
	LOC: Royal Bank of Canada
	3.540% 06/01/29(a)	11,500,000	11,500,000
NV Clark County Airport Revenue
	Series 2004, AMT,
	Insured: FGIC
	3.550% 07/01/22(a)	5,020,000	5,020,000
NV Clark County Industrial Development Revenue
	Nevada Cogeneration Associates #1,
	Series 1990, AMT,
	LOC: Canadian Imperial Bank
	3.700% 12/01/22(a)	9,000,000	9,000,000
	Series 2005,
	Insured: FGIC
	3.550% 12/01/12(a)	2,495,000	2,495,000
NV Clark County Passenger Facility
	Series 2002, AMT,
	Insured: MBIA

		Par ($)	Value ($)
Municipal Bonds – (continued)
NEVADA – (continued)
	5.000% 07/01/07	5,735,000	5,781,455
NEVADA TOTAL			33,796,455
NEW HAMPSHIRE – 0.0%
NH Business Finance Authority Exempt Facilities Revenue
	Waste Management of New Hampshire, Inc. Project,
	Series 2000, AMT,
	LOC: Wachovia Bank N.A.
	3.530% 09/01/12(a)	3,500,000	3,500,000
NEW HAMPSHIRE TOTAL			3,500,000
NEW JERSEY – 0.1%
NJ Economic Development Authority
	Series 2006, AMT,
	LOC: Goldman Sachs
	3.580% 01/01/37(a)	3,100,000	3,100,000
NJ Housing & Mortgage Finance Agency
	Series 1999 AA, AMT,
	Insured: MBIA
	5.200% 10/01/07	2,000,000	2,025,123
NEW JERSEY TOTAL			5,125,123
NEW MEXICO – 0.3%
NM Mortgage Finance Authority
	Series 2006, AMT:
	GIC: Trinity Funding Co. LLC
	4.520% 03/01/41(a)	21,187,454	21,187,454
	SPA: Merrill Lynch Capital Services,
	GIC: Trinity Funding Co. LLC
	3.550% 03/01/41(a)	6,580,000	6,580,000
NEW MEXICO TOTAL			27,767,454
NEW YORK – 1.7%
NY ABN AMRO Munitops Certificates Trust
	Series 2004,
	Insured: PSFG
	3.530% 02/01/11(a)	8,960,000	8,960,000
NY Metropolitan Transportation Authority
	Series 2004 A2,
	Insured: CIFG,
	SPA: DEPFA Bank PLC
	3.440% 11/01/34	23,500,000	23,500,000
NY Nassau County Industrial Development Agency
	Series 2006, AMT,
	SPA: Merrill Lynch Capital Services
	3.630% 11/01/29(a)(b)	54,995,000	54,995,000
NY New York City Housing Development Corp.
	Armory Place LLC,
	Series 2003 A, AMT,
	Insured: FNMA
	3.500% 03/15/33(a)	14,350,000	14,350,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
NEW YORK – (continued)
	Related Broadway Development LLC,
	Series 2001 A, AMT,
	Insured: FNMA,
	LOC: Federal National Mortgage Association
	3.500% 11/15/31(a)	3,810,000	3,810,000
NY New York City Municipal Water Finance Authority
	Series 2002 C-2,
	SPA: DEFPA Bank PLC
	3.430% 06/15/18	30,000,000	30,000,000
NY Triborough Bridge & Tunnel Authority
	Series 1997,
	5.000% 01/01/07	3,830,000	3,832,796
NEW YORK TOTAL			139,447,796
NORTH CAROLINA – 2.5%
NC Agriculture Finance Authority Development Revenue
	McGill Environment System,
	Series 2003, AMT,
	LOC: Branch Bank & Trust
	3.620% 12/01/15(a)	3,000,000	3,000,000
NC Burke Industrial Facility Pollution Control Revenue
	Cox Manufacturing Co.,
	Series 2003, AMT,
	LOC: Branch Banking & Trust
	3.620% 06/01/24(a)	1,635,000	1,635,000
NC Catawba County Industrial Facilities & Pollution Control
	Von Drehle Properties LLC,
	Series 2001, AMT,
	LOC: Branch Banking & Trust
	3.620% 12/01/21(a)	2,870,000	2,870,000
NC Charlotte Airport Revenue
	Series 1997 A, AMT,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	3.530% 07/01/17(a)	13,405,000	13,405,000
NC Davidson County Industrial Pollution Control Revenue
	Childress Winery LLC,
	Series 2004, AMT,
	3.620% 04/01/26(a)	5,000,000	5,000,000
NC Education Assistance Authority
	Series 2005 A-2, AMT,
	Insured: AMBAC,
	LOC: Branch Banking & Trust
	3.540% 09/01/35(a)	81,390,000	81,390,000
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
	Quantum Group, Inc.,
	Series 2000, AMT,
	LOC: Regions Bank
	3.530% 06/01/20(a)	2,070,000	2,070,000
NC Guilford County Multi-Family Housing Revenue

		Par ($)	Value ($)
Municipal Bonds – (continued)
NORTH CAROLINA – (continued)
	Brentwood Crossings Apartments,
	Series 2003, AMT,
	LOC: SunTrust Bank
	3.540% 12/01/35(a)	5,140,000	5,140,000
NC Housing Finance Agency
	Series 2005 22-E, AMT,
	SPA: FSA
	3.550% 07/01/39(a)	12,000,000	11,992,660
NC Iredell County Industrial Facilities & Pollution Control Financing Authority
	Sullivan Corp. Project,
	Series 1996, AMT,
	LOC: Bank One Milwaukee N.A.
	3.800% 01/01/11(a)	1,280,000	1,280,000
NC Johnston County Industrial Facilities & Pollution Control Finance Authority
	Autry Mills,
	Series 1999, AMT,
	LOC: Branch & Banking Trust
	3.620% 02/01/13(a)	4,000,000	4,000,000
	Hamlin Sheet Metal Co.,
	Series 1997, AMT,
	LOC: Branch Banking & Trust
	3.620% 11/01/17(a)	1,800,000	1,800,000
NC Mecklenburg County Multi-Family Housing Revenue
	Barrington Oaks LLC,
	Series 2003, AMT,
	LOC: SunTrust Bank
	3.590% 09/01/35(a)	4,570,000	4,570,000
NC Mecklenburg County
	Series 2004 B,
	SPA: Landesbank Hessen-Thuringen
	3.460% 02/01/24(a)	25,600,000	25,600,000
NC Montgomery County Industrial Facilities & Pollution Control Financing Authority
	Republic Services of NC LLC,
	Series 2000, AMT,
	LOC: SunTrust Bank
	3.700% 12/01/20(a)	14,900,000	14,900,000
NC Port Authority Exempt Facilities Revenue
	Wilmington Bulk LLC,
	Series 2001 A, AMT,
	LOC: Branch Banking & Trust
	3.620% 09/01/22(a)	2,300,000	2,300,000
NC Raleigh Durham Airport Authority
	Series 2006, AMT,
	Insured: XLCA
	SPA: Depfa Bank PLC
	3.540% 05/01/36(a)	29,000,000	29,000,000
NC Rowan County Industrial Facilities Pollution Control Financing Authority
	PHC LLC Project,
	Series 1999, AMT,

		Par ($)	Value ($)
Municipal Bonds – (continued)
NORTH CAROLINA – (continued)
	LOC: Branch Banking & Trust
	3.620% 03/01/14(a)	3,590,000	3,590,000
NORTH CAROLINA TOTAL			213,542,660
NORTH DAKOTA – 0.1%
ND Housing Finance Agency Revenue
	Series 2002 B, AMT,
	Insured: FSA,
	SPA: FHLMC
	3.540% 01/01/34(a)	10,600,000	10,600,000
NORTH DAKOTA TOTAL			10,600,000
OHIO – 1.7%
OH Akron Metropolitan Housing Authority
	Series 1998,
	LOC: Fifth Third Bank
	3.670% 04/01/18(a)	4,545,000	4,545,000
OH Centerville Care Revenue
	Series 1994,
	LOC: National City Bank
	3.520% 11/01/13(a)	815,000	815,000
OH Columbus Regional Airport Authority
	Series 2006, AMT,
	SPA: Merrill Lynch Capital Services
	3.600% 03/15/36(a)(b)	11,660,000	11,660,000
OH Cuyahoga County Hospital Revenue
	Series 2006,
	Insured: MBIA,
	LIQ FAC: Bayerische Landesbank
	3.600% 01/15/26(a)(b)	73,285,000	73,285,000
OH Franklin County Multi-Family Housing Revenue,
	Series 2005, AMT,
	LOC: Fifth Third Bank
	3.720% 08/01/35(a)	3,700,000	3,700,000
OH Greene County Industrial Development Revenue
	Series 1995, AMT,
	LOC: KeyBank N.A.
	3.620% 09/01/16(a)	225,000	225,000
OH Hamilton County Health Care Facilities Revenue
	Talbert Services, Inc.,
	Series 2002,
	LOC: Fifth Third Bank
	3.650% 07/01/27(a)	4,075,000	4,075,000
OH Hancock County Industrial Development Revenue
	Koehler Brothers, Inc.,
	Series 1999, AMT,
	LOC: National City Bank
	3.620% 06/01/14(a)	1,010,000	1,010,000
OH Hancock County Multi-Family Revenue
	Pedcor Investments,
	Series 1998 B, AMT,
	LOC: FHLB

		Par ($)	Value ($)
Municipal Bonds – (continued)
OHIO – (continued)
	3.650% 01/01/31(a)	730,000	730,000
OH Lucas County Industrial Development Revenue
	Series 1997,
	3.700% 07/01/09(a)	645,000	645,000
OH Medina Industrial Development Revenue
	Series 2003 A, AMT,
	LOC: Fifth Third Bank
	3.720% 09/01/23(a)	1,375,000	1,375,000
OH Paulding County Solid Waste Disposal
	Lafarge Corp.,
	Series 2006, AMT,
	LOC: Bayerische Landesbank
	3.690% 08/01/26(a)	3,600,000	3,600,000
OH Solid Waste Revenue
	BP Amoco PLC,
	Series 2000, AMT,
	3.700% 08/01/34(a)	11,330,000	11,330,000
OH Summit County Industrial Development Revenue
	Quality Mold, Inc.,
	Series 1999, AMT,
	LOC: KeyBank N.A.
	3.620% 06/01/19(a)	2,500,000	2,500,000
OH Toledo Lucas County Port Authority Airport Development Revenue
	Flight Safety International Inc. Project,
	Series1998-1, AMT,
	3.510% 01/01/18(a)	15,800,000	15,800,000
OH Water Development Authority
	Firstenergy Nuclear Generation,
	Series 2006 A, AMT,
	LOC: Barclays Bank PLC
	3.550% 06/15/33(a)	10,000,000	10,000,000
OH Wood County Industrial Development Revenue
	Series 2001, AMT,
	LOC: Fifth Third Bank
	3.720% 09/01/16(a)	1,310,000	1,310,000
OHIO TOTAL			146,605,000
OKLAHOMA – 0.4%
OK Claremore Industrial & Redevelopment Revenue
	Whirlwind Steel Buildings Project,
	Series 2001, AMT,
	LOC: Chase Manhattan Bank
	3.800% 09/01/16(a)	1,425,000	1,425,000
OK Development Finance Authority Revenue
	Series 1997, AMT,
	LOC: Bank of New York

		Par ($)	Value ($)
Municipal Bonds – (continued)
OKLAHOMA – (continued)
	3.550% 03/01/27(a)	8,800,000	8,800,000
OK Housing Finance Agency Single Family Revenue
	Series 2001 PT-1288, AMT,
	SPA: Merrill Lynch Capital Services
	3.550% 01/01/09(a)	785,000	785,000
OK Industrial Authority Economic Development Revenue
	Series 2003, AMT,
	LOC: Fifth Third Bank
	3.720% 10/01/23(a)	1,785,000	1,785,000
OK Morgan Keegan Municipal Products, Inc.
	Series 2005 D, AMT,
	SPA: BNP Paibas
	3.580% 02/01/10(a)	14,920,000	14,920,000
OK Pittsburg County Economic Development Authority
	Simonton Building Products, Inc.,
	Series 2001, AMT,
	LOC: PNC Bank N.A.
	3.600% 10/01/21(a)	5,000,000	5,000,000
OKLAHOMA TOTAL			32,715,000
OREGON – 1.1%
OR Economic Development Revenue
	KRC Western, Inc.,
	Series 1997 178, AMT,
	LOC: Wachovia Bank N.A.
	3.530% 01/01/17(a)	7,650,000	7,650,000
	LD McFarland Cascade Co. Ltd.,
	Series 1996, AMT,
	LOC: U.S. Bank of Washington
	3.600% 11/01/16(a)	1,000,000	1,000,000
	Oregon Metal Slitters, Inc.,
	Series 1997, AMT,
	LOC: KeyBank N.A.
	3.550% 04/01/24(a)	4,665,000	4,665,000
OR Homeowner Revenue
	Series 2006, AMT,
	SPA Merrill Lynch Capital Services, Inc.
	GIC: Trinity Funding Co. LLC
	3.550% 05/01/10(a)	75,410,000	75,410,000
OR Roaring Fork Municipal Products LLC
	Series 2003 A, AMT
	Insured: FGIC,
	SPA: Bank of New York
	3.630% 07/01/15(a)	7,760,000	7,760,000
OREGON TOTAL			96,485,000
PENNSYLVANIA – 3.8%
PA ABN AMRO Munitops Certificates Trust
	Series 2005,
	Insured: FGIC
	3.520% 11/15/12(a)	10,130,000	10,130,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
PENNSYLVANIA – (continued)
PA Authority for Industrial Development
	Goldenberg Candy Co.,
	Series 1997, AMT,
	LOC: Wachovia Bank
	3.600% 01/01/13(a)	2,030,000	2,030,000
PA Beaver County Industrial Development Authority
	Firstenergy Generation,
	Series 2006,
	LOC: Barclays Bank PLC
	3.650% 04/01/41(a)	6,000,000	6,000,000
PA Chester County Health & Education Facilities Authority
	Simpson Meadows,
	Series 2000,
	LOC: Wachovia Bank N.A.
	3.490% 10/01/30(a)	7,785,000	7,785,000
PA Economic Development Financing Authority
	Series 2004, AMT,
	LOC: Merrill Lynch Capital Services
	GTY AGMT: Lloyds TSB Bank PLC
	3.540% 11/01/21	7,495,000	7,495,000
PA Elk County Industrial Development Authority Revenue
	Clarion Sintered Metals,
	Series1998, AMT,
	LOC: PNC Bank N.A.
	3.600% 03/01/09(a)	930,000	930,000
PA Grove City Area Hospital Authority
	Grove Manor,
	Series 2005,
	LOC: Fifth Third Bank
	3.530% 12/01/29(a)	9,775,000	9,775,000
PA Higher Education Assistance Agency
	Series 1995 A,
	Insured: AMBAC,
	SPA: Morgan Stanley Bank
	3.530% 12/01/25(a)	123,500,000	123,500,000
PA Housing Finance Agency
	Series 2004 84C, AMT,
	SPA: Dexia Credit Local
	3.550% 04/01/18(a)	18,635,000	18,635,000
	Series 2005 91-B, AMT,
	SPA: DEPFA Bank PLC
	3.550% 10/01/36(a)	31,100,000	31,100,000
	Series 2005, AMT,
	SPA: DEPFA Bank PLC
	3.550% 10/01/35(a)	73,150,000	73,150,000
PA Lehigh County General Purpose Authority
	Series 2003,
	Insured: AMBAC,
	SPA: Merrill Lynch Capital Services
	3.600% 07/01/18(a)	9,610,000	9,610,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
PENNSYLVANIA – (continued)
PA Moon Industrial Development Authority
	One Thorn Run Associates,
	Series 1995 A, AMT,
	LOC: National City Bank
	3.600% 11/01/15(a)	4,690,000	4,690,000
PA Philadelphia Redevelopment Authority
	Series 2005, AMT,
	Insured: FGIC
	3.530% 04/15/24(a)	10,240,000	10,240,000
PA Westmoreland County Industrial Development Authority
	Rhodin Enterprises,
	Series 1997, AMT,
	LOC: National City Bank N.A.
	3.600% 04/01/17(a)	2,890,000	2,890,000
	Series 1998 A, AMT,
	LOC: National City Bank N.A.
	3.600% 10/01/13(a)	2,335,000	2,335,000
PENNSYLVANIA TOTAL			320,295,000
SOUTH CAROLINA – 1.5%
SC Housing Finance & Development Authority
	Arrington Place Apartment LP,
	Series 2001, AMT,
	LOC: SunTrust Bank
	3.590% 12/01/33(a)	1,295,000	1,295,000
	Improvement Bayside Apartments,
	LOC: Wachovia Bank N.A.
	3.530% 07/15/39(a)	17,250,000	17,250,000
	Oakfield Ltd. Co.,
	Series 2004, AMT,
	LOC: National Bank of South Carolina
	3.630% 10/01/25(a)	2,626,000	2,626,000
	Series 2005 R-398,
	Insured: FSA,
	LIQ FAC: Citibank N.A.
	3.550% 07/01/34(a)	2,080,000	2,080,000
	Series 2006 B, AMT,
	Insured: AMBAC,
	3.900% 07/23/07	13,090,000	13,090,000
	Series 2006-1388, AMT,
	Insured: AMBAC,
	LIQ FAC: JPMorgan Chase Bank
	3.550% 07/01/10(a)	5,320,000	5,320,000
	Spring Groven LP,
	Series 2000,
	LOC: SunTrust Bank
	3.540% 12/01/34(a)	7,325,000	7,325,000
SC Jobs Economic Development Authority
	Abraham Industries LLC,
	Series 1999, AMT,
	LOC: PNC Bank N.A.
	3.600% 05/01/14(a)	4,550,000	4,550,000
	Banks Construction Co.,
	Series 1999, AMT,
	LOC: Wachovia Bank of North Carolina
	3.580% 05/01/09(a)	1,100,000	1,100,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
SOUTH CAROLINA – (continued)
	Imagepoint, Inc.,
	Series 2005, AMT,
	LOC: Wachovia Bank N.A.
	3.580% 12/01/23(a)	3,910,000	3,910,000
	Kravet Fabrics, Inc.,
	Series 1997, AMT,
	LOC: Bank of New York
	3.550% 03/01/12(a)	2,050,000	2,050,000
	Mancor Industries, Inc.,
	Series 1999, AMT,
	LOC: PNC Bank N.A.
	3.600% 05/01/14(a)	1,100,000	1,100,000
	Performance Friction Corp.,
	Series 2001, AMT,
	LOC: Wachovia Bank N.A.
	3.530% 06/01/12(a)	3,245,000	3,245,000
	Pine River Plastics, Inc. Project,
	Series 2000, AMT,
	LOC: Comerica
	3.580% 03/01/11(a)	2,500,000	2,500,000
	Quoize, Inc. Project,
	Series1996, AMT,
	LOC: Bank of New York
	3.620% 05/01/16(a)	4,225,000	4,225,000
	Raynor USA Southeast,
	Series 2000, AMT,
	LOC: LaSalle Bank
	3.550% 05/01/20(a)	4,655,000	4,655,000
	Rock Tennessee Converting Co.,
	Series 2002, AMT,
	LOC: SunTrust Bank
	3.590% 04/01/32(a)	2,500,000	2,500,000
	Sargent Metal Fabricators,
	Series 2002, AMT,
	LOC: Branch Banking & Trust
	3.620% 11/01/22(a)	1,055,000	1,055,000
	Southeastern Fly Ash Co.,
	Series 2000, AMT,
	LOC: Wachovia Bank N.A.
	3.530% 01/01/14(a)	8,400,000	8,400,000
	SoPakCo., Inc.,
	Series 2006, AMT,
	LOC: Regions Bank
	3.550% 02/01/16(a)	7,945,000	7,945,000
	Titan Wheel International, Inc.,
	Series 1995, AMT,
	LOC: LaSalle Bank
	3.550% 02/01/10(a)	1,500,000	1,500,000
	Vista Hotel Partners LLC,
	Series 2005, AMT,
	LOC: SunTrust Bank
	3.540% 12/01/35(a)	13,500,000	13,500,000
SC Kershaw County Industrial Development Revenue
	DeRoyal Textiles, Inc.,
	Series 1994, AMT,
	LOC: SunTrust Bank of Nashville
	3.540% 12/01/07(a)	2,000,000	2,000,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
SOUTH CAROLINA – (continued)
SC Piedmont Municipal Power Agency
	Electric Revenue,
	Series 2004 B-6,
	Insured: MBIA,
	LOC: Dexia Credit Local
	3.470% 01/01/31(a)	15,000,000	15,000,000
SOUTH CAROLINA TOTAL			128,221,000
SOUTH DAKOTA – 0.2%
SD Economic Development Financing Authority Industrial Development Revenue
	Lomar Development Co. Project,
	Series1996 B, AMT,
	LOC: U.S. Bank N.A.
	3.700% 08/01/08(a)	200,000	200,000
SD Housing Development Authority
	Single Family Revenue,
	Series 2006, AMT,
	LOC: Merrill Lynch Capital Services
	3.580% 05/01/45(a)	14,565,000	14,565,000
SOUTH DAKOTA TOTAL			14,765,000
TENNESSEE – 2.9%
TN Blount County Industrial Development Revenue
	Arrowhead Partners LP,
	Series 2003, AMT,
	LOC: SunTrust Bank
	3.590% 12/01/13	3,700,000	3,700,000
TN Brownsville Industrial Development Board Industrial Development Revenue
	Dynametal Technologies, Inc.,
	Series 1997, AMT,
	LOC: Union Planters Bank
	3.950% 06/01/12(a)	4,190,000	4,190,000
TN Franklin County Health & Educational Facilities
	University of the South,
	Series 1998 B,
	LOC: AmSouth Bank of Alabama
	3.510% 09/01/18(a)	6,005,000	6,005,000
TN Franklin County Industrial Development Board Revenue
	Zanini Tennessee, Inc.,
	Series 2005 A, AMT,
	LOC: Regions Bank
	3.630% 12/01/20(a)	1,000,000	1,000,000
TN Greeneville Industrial Development Board Revenue
	Packaging Services, Inc.,
	Series 2003, AMT,
	LOC: SunTrust Bank
	3.590% 05/01/18(a)	2,800,000	2,800,000
TN Jefferson City Industrial Development Board Revenue
	Nashua Corp.,
	Series 2004 B, AMT,
	LOC: LaSalle Bank N.A.

		Par ($)	Value ($)
Municipal Bonds – (continued)
TENNESSEE – (continued)
	3.550% 12/01/24(a)	1,800,000	1,800,000
TN Knox County First Utility District Water & Sewer Revenue
	Series 2003,
	LOC: AmSouth Bank
	3.600% 12/01/10(a)	6,330,000	6,330,000
TN Memphis Health Educational & Housing Facilities Board
	Alco Breezy Point Partners,
	Series 2005 A, AMT,
	LOC: AmSouth Bank
	3.580% 12/01/35(a)	3,250,000	3,250,000
	Alco Knollcrest Partners,
	Series 2005 A, AMT,
	LOC: AmSouth Bank
	3.580% 12/01/35(a)	2,225,000	2,225,000
	Springdale Creek Apartments Project,
	Series 2003 A, AMT,
	LOC: First Tennessee Bank
	3.650% 01/01/35(a)	5,350,000	5,350,000
TN Metropolitan Government Nashville & Davidson County
	Health & Educational Facilities Board,
	Wedgewood Towers LP,
	Series 2004 A,
	LOC: AmSouth Bank
	3.770% 06/01/34(a)	1,000,000	1,000,000
	Industrial Development Board,
	Series 1989,
	LOC: AmSouth Bank of Alabama
	3.550% 12/01/14(a)	6,850,000	6,850,000
TN Metropolitan Nashville Airport Authority
	Series 2003, AMT,
	LOC: SunTrust Bank
	3.540% 07/01/12(a)	1,290,000	1,290,000
	Embraer Aircraft Services, Inc.,
	Series 2005, AMT,
	LOC: Regions Bank
	3.760% 04/01/30(a)	3,910,000	3,910,000
TN Monroe County Industrial Development Board
	Series 2006, AMT,
	LOC: SunTrust Bank
	3.540% 01/01/21(a)	8,000,000	8,000,000
TN Morgan Keegan Municipal Products, Inc.
	Series 2005 C, AMT,
	LIQ FAC: BNP Paribas
	3.580% 08/09/07(a)	120,265,000	120,265,000
TN Municipal Energy Acquisition Corp.
	Series 2006,
	LOC: JPMorgan Chase & Co.,
	LIQ FAC: JPMorgan Chase & Co.
	3.540% 11/30/07(a)	50,000,000	50,000,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
TENNESSEE – (continued)
TN Sevier County Industrial Development Board
	Series 2005, AMT,
	LOC: Branch Banking & Trust Co.
	3.620% 09/01/25(a)	2,300,000	2,300,000
TN Shelby County Health Educational & Housing Facilities Board
	Multi-Family Housing Revenue,
	Spring Creek Apartments,
	Series 1995, AMT,
	LOC: First Tennessee Bank
	3.650% 12/01/20(a)	2,700,000	2,700,000
TN Springfield Industrial Development Board
	All American Homes of Tennessee,
	Series 1994, AMT,
	LOC: Bank One of Michigan N.A.
	3.800% 11/01/09(a)	600,000	600,000
TN Sullivan County Industrial Development Board
	Series 1990, AMT,
	LOC: Northern Trust
	3.680% 07/01/10(a)	5,000,000	5,000,000
TN Tullahoma Industrial Development Board
	Marine Masters Trailers,
	Series 2002, AMT,
	LOC: AmSouth Bank
	3.700% 10/01/17(a)	2,300,000	2,300,000
TN Union County Industrial Development Board
	Cooper Container Corp.,
	Series 2004,
	LOC: SunTrust Bank
	3.540% 12/01/14(a)	2,900,000	2,900,000
TENNESSEE TOTAL			243,765,000
TEXAS – 12.0%
TX ABN AMRO Munitops Certificates Trust
	Series 2005,
	Insured: MBIA
	3.530% 09/01/13(a)	9,735,000	9,735,000
TX Affordable Housing Corp.
	Series 2006 1315,
	Insured: MBIA,
	LIQ FAC: Morgan Stanley
	3.580% 03/01/32(a)	12,550,000	12,550,000
TX Alliance Airport Authority
	Series 2006, AMT,
	LIQ FAC: Goldman Sachs
	3.570% 04/01/21(a)	8,835,000	8,835,000
TX Arlington Industrial Development Corp.
	Universal Forest Products,
	Series 1999, AMT,
	LOC: JPMorgan Chase Bank
	3.630% 07/01/29(a)	1,000,000	1,000,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
TX Austin Airport System Revenue
	Financial Services Department,
	Series 1995 A,
	LOC: JPMorgan Chase Bank
	3.540% 11/15/17(a)	24,700,000	24,700,000
TX Austin Utilities System
	3.500% 02/06/07	15,150,000	15,142,875
TX Bell County Health Facilities Development Corp.
	Series 2000 B-1,
	Insured: MBIA,
	SPA: Morgan Guaranty Trust
	3.650% 08/15/29(a)	4,650,000	4,650,000
TX Bell County Industrial Development Corp.
	Industrial Development Revenue,
	Metal Sales Manufacturing Corp. Project,
	Series 1998, AMT,
	LOC: Firstar Bank N.A.
	3.800% 08/01/08(a)	500,000	500,000
TX Bexar Housing Finance Corp.
	Multi-Family Housing Revenue,
	Perrin Park Apartment Project,
	Series 1996,
	LOC: Northern Trust Co.
	3.630% 06/01/28(a)	10,375,000	10,375,000
TX Brazos River Harbor Navigation District
	Merey Sweeny LP,
	Series 2002 A, AMT,
	LOC: JPMorgan Chase Bank
	3.710% 04/01/21(a)	5,500,000	5,500,000
TX Calhoun County Naval Industrial Development Authority
	BP PLC,
	Series 1998, AMT,
	3.810% 01/01/24(a)	30,000,000	30,000,000
TX Camp County Industrial Development Corp.
	Pilgrims Pride Corp.,
	Series 1999, AMT,
	LOC: Harris Trust & Savings Bank
	3.550% 07/01/29(a)	25,000,000	25,000,000
TX Capital Industrial Development Corp. Solid Waste Disposal Revenue
	Texas Disposal Systems, Inc.,
	Series 2001, AMT,
	LOC: JPMorgan Chase Bank
	3.580% 05/01/16(a)	11,860,000	11,860,000
TX Dallas Fort Worth International Airport Revenue
	Flight Safety Project,
	Series 1999, AMT,
	3.510% 07/01/32(a)	16,180,000	16,180,000
	Series 2003 PT-825, AMT,

		Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
	Insured: MBIA,
	SPA: Lloyds TSB Bank PLC
	3.550% 05/01/11(a)	9,995,000	9,995,000
	Series 2003, AMT,
	3.550% 05/01/11(a)	9,840,000	9,840,000
	Series 2004, AMT,
	Insured: MBIA
	3.550% 11/01/33(a)	3,000,000	3,000,000
	Series 2005, AMT,
	Insured: FGIC,
	LIQ FAC: Svenska Handelsbanken
	3.710% 11/01/19(a)(b)	30,665,000	30,665,000
TX Dallas Housing Finance Corp.
	Multi-Family Housing Revenue:
	Cherry Crest Villas Apartments,
	Series 2005, AMT,
	LOC: Wachovia Bank N.A.
	3.590% 03/01/38(a)	4,800,000	4,800,000
	The Masters Apartments Project,
	Series 2004, AMT,
	Insured: FNMA
	3.560% 07/15/37(a)	7,680,000	7,680,000
TX Department of Housing & Community Affairs
	Series 2005,
	LIQ FAC: Merrill Lynch Capital Services
	3.610% 03/01/36(a)	8,730,000	8,730,000
	Series 2006 H, AMT,
	SPA: DEPFA Bank PLC
	3.500% 09/01/37(a)	18,000,000	18,000,000
	Series 2006, AMT,
	Insured: FNMA,
	SPA: Merrill Lynch Capital Services
	3.550% 12/01/38(a)	13,650,000	13,650,000
	Series B,
	3.700% 12/07/06	198,000	198,000
	St. Augustine Estate Apartments,
	Series 2005, AMT,
	LOC: JPMorgan Chase Bank
	3.590% 09/15/38(a)	7,650,000	7,650,000
TX Garland Housing Finance Corp.
	Multi-Family Housing Revenue,
	Primrose at Crist Apartments,
	Series 2005,
	LOC: Wachovia Bank
	3.590% 03/01/38(a)	6,900,000	6,900,000
TX Gulf Coast Industrial Development Authority
	Citgo Petroleum Corp.:
	Series 1994, AMT,
	LOC: Royal Bank of Scotland
	3.710% 04/01/26(a)	36,100,000	36,100,000
	Series 2001, AMT,
	LOC: Bank of New York
	3.710% 03/01/31(a)	25,000,000	25,000,000
	Environmental Facilities Revenue,
	Citgo Petroleum Corp.,
	Series 2002, AMT,

		Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
	LOC: Royal Bank of Scotland
	3.710% 02/01/32(a)	7,850,000	7,850,000
	Exempt Facilities Industrial Revenue,
	BP PLC,
	Series 2003, AMT,
	LOC: BP PLC
	3.700% 04/01/38(a)	10,920,000	10,920,000
	Harsco Corp.,
	Series 2000, AMT,
	LOC: Wachovia Bank N.A.
	3.630% 05/01/10(a)	1,500,000	1,500,000
TX Gulf Coast Waste Disposal Authority
	Environmental Facilities Revenue,
	BP PLC,
	Series 2003, AMT,
	3.700% 07/01/34(a)	25,000,000	25,000,000
	Pollution Control Revenue,
	Amoco Oil Co.,
	Series 1994, AMT,
	3.700% 06/01/24(a)	10,000,000	10,000,000
TX Harris County
	3.600% 02/07/07	20,000,000	20,000,000
	3.600% 03/09/07	3,661,000	3,661,000
	3.620% 03/09/07	34,035,000	34,035,000
TX Harris County Health Facility Development Corp.
	Blood Center Gulf Coast Regional,
	Series 1992,
	LOC: JP Morgan Chase Bank
	3.750% 04/01/17(a)	2,350,000	2,350,000
TX Harris County Industrial Development Corp.
	Exxon Mobil Corp.,
	Series 1997, AMT,
	3.700% 04/01/32(a)	4,400,000	4,400,000
	Industrial Development Revenue:
	North American Galvanizing,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	3.580% 03/01/25(a)	2,125,000	2,125,000
	Series 2000, AMT,
	LOC: Bank One Oklahoma N.A.
	3.790% 04/01/08(a)	5,000,000	5,000,000
TX Hillsboro Industrial Development Corp. Revenue
	Lamcraft LP Project,
	Series 1997, AMT,
	LOC: First Commercial Bank
	3.780% 07/01/13(a)	845,000	845,000
TX Houston Housing Financial Corp.
	Series 2004, AMT,
	Insured: FNMA
	3.560% 04/15/37(a)	3,500,000	3,500,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
TX Houston
	Series 2000 A, AMT,
	Insured: FSA
	6.000% 07/01/07	4,030,000	4,082,068
TX Hunt Memorial Hospital District
	Series 2006,
	Insured: XLCA,
	SPA: JPMorgan Chase Bank
	3.530% 02/01/26(a)	8,100,000	8,100,000
TX Klein Independent School District
	Series 2006,
	Insured: FGIC,
	LIQ FAC: Wells Fargo Bank N.A.
	3.520% 08/01/31(a)	12,725,000	12,725,000
TX Lower Neches Valley Authority Industrial Development Corp.
	Exxon Mobil Corp.,
	Series 2001 B, AMT:
	3.610% 11/01/29	79,955,000	79,955,000
	3.610% 12/01/39	32,780,000	32,780,000
TX Lufkin Health Facilities Development Corp.
	Memorial Health Systems of East Texas,
	Series 2005 A,
	LOC: Allied Irish Bank PLC
	3.640% 02/15/28(a)	26,185,000	26,185,000
TX Montgomery County
	3.620% 02/07/07	23,000,000	23,000,000
TX Montgomery Housing Finance Corp.
	Woodline Park Apartments LP,
	Series 2005, AMT,
	LOC: Citibank N.A.
	3.610% 02/01/38(a)	7,500,000	7,500,000
TX North Texas Higher Education Authority
	Series 2003 A-1, AMT,
	LOC: DEPFA Bank PLC
	3.630% 10/01/37(a)	10,000,000	10,000,000
	Series 2003 A-2, AMT,
	LOC: DEPFA Bank PLC
	3.630% 04/01/10(a)	10,000,000	10,000,000
TX Panhandle Regional Housing Financing
	Series 2002, AMT,
	3.590% 09/01/14(a)	6,060,000	6,060,000
TX Panhandle-Plains Higher Education Authority, Inc.
	Series 1992 A,
	Insured: MBIA
	3.530% 06/01/21(a)	26,500,000	26,500,000
TX Port Corpus Christi Industrial Development Corp.
	Citgo Petroleum Corp.:
	Series 1998, AMT,
	LOC: JPMorgan Chase Bank

		Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
	3.710% 08/01/28(a)	19,200,000	19,200,000
	Series 2006 C, AMT,
	LOC: JPMorgan Chase Bank
	3.710% 10/01/36(a)	9,500,000	9,500,000
TX Southeast Housing Finance Corp.
	Garth Housing LP,
	Series 2005, AMT,
	LOC: Wachovia Bank N.A.
	3.590% 03/01/38(a)	7,140,000	7,140,000
TX State
	GO,
	Veterans Housing Assist Project,
	Series 2003, AMT,
	3.540% 06/01/34(a)	23,775,000	23,775,000
	Series 2003 A, AMT,
	LOC: Landesbank Hessen-Thuringen
	3.530% 06/01/34(a)	9,740,000	9,740,000
	Veterans Housing Assistance:
	Series 2004 II-B, AMT,
	LOC: DEPFA Bank PLC
	3.530% 12/01/34(a)	22,560,000	22,560,000
	Series 2005 II-B, AMT,
	SPA: State Street Bank & Trust Co.
	3.610% 06/01/36(a)	39,600,000	39,600,000
TX Tarrant County Housing Finance Corp.
	Series 2005, AMT,
	LOC: Merrill Lynch Capital Services
	3.590% 01/01/36(a)	5,000,000	5,000,000
TX Travis County Housing Finance Corp.
	Multi-Family Housing Revenue,
	Rosemont at Old Manor Apartments,
	Series 2004, AMT,
	Insured: FNMA
	3.560% 08/15/37(a)	6,700,000	6,700,000
TX Trinity River Authority
	Solid Waste Disposal,
	Community Waste Disposal, Inc.,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	3.510% 05/01/21(a)	9,330,000	9,330,000
TX Trinity River Pollution Authority
	Series 2006, AMT,
	LOC: Norddeutsche Landesbank
	3.680% 11/01/41	47,000,000	47,000,000
TX University
	3.580% 02/06/07	17,000,000	17,000,000
	3.600% 03/26/07	21,800,000	21,800,000
TX Victory Street Public Facility Corp.
	Series 2003, AMT,
	LOC: Merrill Lynch Capital Services

		Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
	3.590% 10/01/15(a)	7,250,000	7,250,000
TX West Side Calhoun County Naval District
	BP Amoco PLC,
	Series 2000, AMT,
	3.700% 10/01/30(a)	14,675,000	14,675,000
	BP Chemicals, Inc.,
	Series 1996, AMT,
	3.700% 04/01/31(a)	7,800,000	7,800,000
TEXAS TOTAL			1,004,378,943
UTAH – 4.1%
UT Board Regents Student Loan Revenue
	Series 1988 C, AMT,
	Insured: AMBAC,
	SPA: DEPFA Bank PLC
	3.500% 11/01/13(a)	22,500,000	22,500,000
	Series 1995, AMT,
	Insured: AMBAC,
	SPA: DEPFA Bank PLC
	3.500% 11/01/25(a)	60,600,000	60,600,000
	Series 1997 R, AMT,
	Insured: AMBAC,
	LOC: DEPFA Bank PLC
	3.500% 11/01/31(a)	6,355,000	6,355,000
UT Housing Corp.
	Multi-Family Revenue,
	BP-UT 2 LLC,
	Series 2004 A, AMT,
	LOC: Citibank N.A.
	3.540% 07/01/35(a)	9,000,000	9,000,000
	Single Family Mortgage Revenue:
	Series 2001 B, AMT,
	3.580% 07/01/32(a)	13,990,000	13,990,000
	Series 2002 C-2, AMT,
	3.580% 07/01/31(a)	9,995,000	9,995,000
	Series 2004 F, AMT,
	LIQ FAC: Bayerische Landesbank
	3.580% 01/01/36(a)	16,560,000	16,560,000
	Series 2004 G-I, AMT,
	LIQ FAC: Bayerische Landesbank
	3.580% 01/01/36(a)	16,560,000	16,560,000
	Series 2005 A,
	LOC: Bayerische Landesbank
	3.580% 07/01/36(a)	9,400,000	9,400,000
	Series 2005 B, AMT,
	LIQ FAC: Bayerische Landesbank
	3.580% 07/01/36(a)	14,400,000	14,400,000
	Series 2005 C, AMT,
	GIC: Transamerica Occidental Life Insurance Co.,
	SPA: DEPFA Bank PLC
	3.580% 07/01/36(a)	12,880,000	12,880,000
	Series 2005 D, AMT,
	LIQ FAC: Bayerische Landesbank
	3.580% 07/01/36(a)	11,100,000	11,100,000
	Series 2005 E, AMT,
	SPA: DEPFA Bank PLC

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTAH – (continued)
	3.580% 01/01/37(a)	11,900,000	11,900,000
	Series 2005 F, AMT,
	SPA: DEPFA Bank PLC
	3.580% 01/01/37(a)	14,160,000	14,160,000
	Series 2005 G, AMT,
	LIQ FAC: DEPFA Bank PLC
	3.580% 01/01/37(a)	14,065,000	14,065,000
	Series 2005, AMT,
	LIQ FAC: DEPFA Bank PLC
	3.580% 01/01/37(a)	14,470,000	14,470,000
	Series 2006 B, AMT,
	SPA: Lehman Brothers Commercial Bank
	3.580% 07/01/37(a)	12,000,000	12,000,000
	Series 2006 C, AMT,
	SPA: Lehman Brothers Commercial Bank
	3.580% 01/01/38(a)	12,000,000	12,000,000
	Series 2006 D-1, AMT,
	LIQ FAC: Lehman Brothers Commercial Bank
	3.580% 01/01/38(a)	12,705,000	12,705,000
UT Housing Finance Agency
	Series 2001 A-2, AMT,
	SPA: Bayerische Landesbank
	3.580% 07/01/32(a)	11,245,000	11,245,000
UT Murray City Industrial Development Revenue
	Zvex Project,
	Series 1996, AMT,
	LOC: Bank One Arizona
	3.800% 10/01/16(a)	1,100,000	1,100,000
UT Salt Lake City Industrial Development Revenue
	Spring Air Project,
	Series 2003, AMT,
	3.560% 07/01/23(a)	3,275,000	3,275,000
UT Salt Lake County Pollution Control Revenue
	BP PLC,
	Series 1994,
	3.650% 02/01/08(a)	11,115,000	11,115,000
UT Tooele City Industrial Development Revenue
	Encon Utah Project,
	Series 2002 A, AMT,
	LOC: U.S. Bank N.A.
	3.600% 10/01/22(a)	3,100,000	3,100,000
UT Transit Authority
	Series 2006 A,
	LOC: Fortis Bank
	3.750% 06/15/36	8,890,000	8,890,000
UT Water Finance Agency Revenue
	Series 2005 A-14,
	Insured: AMBAC,
	SPA: JPMorgan Chase Bank
	3.520% 10/01/35(a)	8,100,000	8,100,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTAH – (continued)
UT West Jordan Industrial Development Revenue
	Vesper Corp.,
	Series 1994 A, AMT,
	LOC: PNC Bank
	3.650% 04/01/14(a)	5,000,000	5,000,000
UTAH TOTAL			346,465,000
VERMONT – 0.3%
VT Economic Development Authority
	Alpine Pipeline Co.,
	Series 1999 A, AMT,
	LOC: KeyBank N.A.
	3.620% 12/01/20(a)	1,165,000	1,165,000
VT Housing Finance Agency
	Series 2005 23, AMT,
	Insured: FSA,
	SPA: DEPFA Bank PLC
	3.500% 11/01/34(a)	14,300,000	14,300,000
VT Industrial Development Authority
	Ryegate Wood Energy Company,
	Series 1990, AMT,
	LOC: ABN AMRO Bank N.V.
	3.540% 12/01/15(a)	11,800,000	11,800,000
VERMONT TOTAL			27,265,000
VIRGINIA – 1.1%
VA Chesapeake Economic Development Authority
	Tidewater Fibre Corp.,
	Series 2005, AMT,
	LOC: Wachovia Bank N.A.
	3.530% 12/01/14(a)	12,250,000	12,250,000
VA Commonwealth University
	Series 2006 B,
	Insured: AMBAC,
	SPA: Wachovia Bank N.A.
	3.630% 11/01/30	17,950,000	17,950,000
VA Fredericksburg Industrial Development Authority Multi-Family Housing Revenue
	Forest Village Apartments Project,
	Series 2001 A-1, AMT,
	LOC: SunTrust Bank
	3.540% 01/01/33(a)	4,500,000	4,500,000
VA Madison County Industrial Development Revenue
	Madison Wood Preservers,
	Series 1998, AMT,
	LOC: Wachovia Bank of North Carolina
	3.530% 06/01/13(a)	3,525,000	3,525,000
VA Morgan Keegan Municipal Products, Inc.
	Series 2005 C, AMT,
	LIQ FAC: BNP Paribas
	3.580% 12/01/10(a)	13,310,000	13,310,000
VA Port Authority Facility Revenue
	Series 2006 A, AMT,

		Par ($)	Value ($)
Municipal Bonds – (continued)
VIRGINIA – (continued)
	Insured: FGIC,
	LIQ FAC: Citibank N.A.
	3.560% 07/01/36(a)	5,940,000	5,940,000
VA Prince William County Industrial Development Revenue
	Dale Scott Corp. Project,
	Series 2001, AMT,
	LOC: First Union National Bank
	3.530% 12/01/21(a)	8,600,000	8,600,000
VA Richmond Redevelopment & Housing Authority
	Series 1989 10A-B, AMT,
	GIC: Transamerica Occidental Life Insurance Co.
	3.580% 10/01/29(a)	3,415,000	3,415,000
	Series 1989 10B, AMT,
	GIC: Transamerica Occidental Life Insurance Co.
	3.580% 10/01/29(a)	3,415,000	3,415,000
	Series 1989 7A, AMT,
	GIC: Transamerica Occidental Life Insurance Co.
	3.580% 10/01/29(a)	4,935,000	4,935,000
	Series 1989 B-3, AMT,
	GIC: Transamerica Occidental Life Insurance Co.
	3.580% 10/01/29(a)	1,915,000	1,915,000
	Tobacco Row Revenue:
	Series 1989 B-6, AMT,
	GIC: Bayerische Landesbank
	3.580% 10/01/29(a)	3,470,000	3,470,000
	Series 1989 B-8, AMT,
	GIC: Bayerische Landesbank
	3.580% 10/01/29(a)	3,470,000	3,470,000
VA Westmoreland County Industrial Development Revenue
	Economic Development Revenue,
	Second Development LLC Project,
	Series 2003,
	LOC: Wells Fargo Bank N.A.
	3.620% 08/01/19(a)	3,500,000	3,500,000
VIRGINIA TOTAL			90,195,000
WASHINGTON – 2.4%
WA Economic Development Finance Authority
	Four Corners Capital LLC,
	Series 2005 G, AMT,
	LOC: General Electric Capital Corp.
	3.540% 01/01/26(a)(c)	7,500,000	7,500,000
	RMI Investors LLC,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	3.560% 08/01/26(a)	3,585,000	3,585,000
WA Housing Finance Commission
	Multi-Family Housing Revenue:
	Columbia Heights Project,
	2004 A,
	LOC: Wells Fargo Bank N.A.
	3.780% 10/01/39(a)	9,045,000	9,045,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
WASHINGTON – (continued)
	Inglebrook Court Project,
	Series 1995, AMT,
	3.580% 07/01/25(a)	8,300,000	8,300,000
	Mallard Lakes Apartment Projects,
	Series 2002 A, AMT,
	3.560% 05/15/35(a)	13,600,000	13,600,000
	MWSH Arlington LLC,
	Series 2003, AMT,
	LOC: Washington Trust Bank
	3.760% 11/01/36(a)	1,300,000	1,300,000
	Pacific Inn Apartments Project,
	Series 1996 A, AMT,
	LOC: US Bank N.A.
	3.600% 05/01/28(a)	1,350,000	1,350,000
	Rosemont Apartments Projects,
	Series 2003 A, AMT,
	LOC: Umpua Bank & Bank of the West
	3.810% 10/01/36(a)	2,885,000	2,885,000
	Series 2005 A, AMT,
	Insured: FNMA
	3.560% 09/15/39(a)	15,570,000	15,570,000
	Sherwood Springs Apartments Project,
	Series 1997 A, AMT,
	LOC: US Bank N.A.
	3.600% 09/01/27(a)	2,000,000	2,000,000
	Sisters of Providence Project,
	Series 1995, AMT,
	LOC: US Bank N.A.
	3.750% 12/01/15(a)	1,835,000	1,835,000
	Multi-Family Revenue:
	Lake City Senior Housing Associates,
	Series 2006, AMT,
	Insured: FHLMC
	3.550% 07/01/39(a)	4,000,000	4,000,000
	Twin Ponds Apartments LP,
	Series 1998 A, AMT,
	LOC: U.S. Bank N.A.
	3.590% 02/01/28(a)	3,515,000	3,515,000
	Single Family Housing Revenue,
	Series 2006 2A, AMT,
	3.750% 05/01/07	22,000,000	22,000,000
WA King County Housing Authority
	Auburn North Associates,
	Series 1997, AMT,
	Insured: FNMA,
	3.560% 12/01/27(a)	3,370,000	3,370,000
WA Pierce County Economic Development
	McFarland Cascade Project,
	Series 1996, AMT,
	LOC: US Bank N.A.
	3.600% 12/01/17(a)	2,000,000	2,000,000
WA Port Bellingham Industrial Development Corp.
	BP West Coast Products LLC:
	Series 2001, AMT,
	3.700% 12/01/33(a)	5,475,000	5,475,000
	Series 2002, AMT,
	3.700% 12/01/33(a)	19,200,000	19,200,000
	Series 2003, AMT,
	3.700% 03/01/38(a)	9,200,000	9,200,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
WASHINGTON – (continued)
WA Port of Seattle Revenue
	3.600% 03/07/07	12,705,000	12,705,000
WA Port Tacoma
	Series 2006, AMT,
	Insured: XLCA,
	SPA: Banco Bilbao Vizcaya
	3.800% 12/01/36	22,090,000	22,090,000
WA Seattle Housing Authority Revenue
	Lower Income Housing Assistance Revenue,
	Bayview Manor Project,
	Series 1994 B,
	LOC:US Bank of Washington
	3.550% 05/01/19(a)	2,280,000	2,280,000
	Rainier Vista Project, Phase I,
	Series 2003,
	LOC: KeyBank N.A.
	3.560% 12/01/36(a)	22,100,000	22,100,000
WA Yakima County Public Corp.
	Oord Dairy,
	Series 2004, AMT,
	LOC: KeyBank N.A.
	3.620% 04/01/18(a)	4,415,000	4,415,000
WASHINGTON TOTAL			199,320,000
WEST VIRGINIA – 0.8%
WV Beckley Revenue Refunding
	Beckley Water Co.,
	Series 2003, AMT,
	LOC: Bank One West Virginia
	3.580% 10/01/16(a)	6,795,000	6,795,000
WV Harrison County Board of Education
	Series 2001,
	LIQ FAC: Wachovia Bank N.A.
	3.700% 05/01/07(a)	3,910,000	3,910,000
WV Marion County Commission Solid Waste Disposal Revenue
	Grantown Project,
	Series 1990 C, AMT,
	LOC: National Westminster
	3.520% 10/01/17(a)	1,100,000	1,100,000
WV Pleasants County Commission Industrial Development Revenue
	Simex, Inc.,
	Series 1999,
	LOC: PNC Bank N.A.
	3.600% 12/01/19(a)	7,055,000	7,055,000
WV Putnam County Solid Waste Disposal Revenue
	Toyota Motor Credit Corp.:
	Series 1998 A, AMT,
	3.540% 06/01/28(a)	40,000,000	40,000,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
WEST VIRGINIA – (continued)
	Series 2000 A, AMT,
	3.540% 04/01/30(a)	5,000,000	5,000,000
WEST VIRGINIA TOTAL			63,860,000
WISCONSIN – 1.6%
WI Caledonia Industrial Development Revenue
	Caledonia Properties LLC,
	Series 1998, AMT,
	LOC: Fifth Third Bank N.A.
	3.720% 12/01/18(a)	1,500,000	1,500,000
WI Chippewa Falls Industrial Development Revenue
	Series 2003, AMT,
	LOC: Fifth Third Bank
	3.720% 04/01/33(a)	1,400,000	1,400,000
WI Health & Educational Facilities Authority
	Series 2003,
	Insured: MBIA:
	3.520% 02/15/16(a)(b)	16,425,000	16,425,000
	3.600% 08/15/19(a)	27,015,000	27,015,000
WI Housing & Economic Development Authority
	Home Ownership Revenue:
	Series 2004 D, AMT,
	LOC: Dexia Credit Local
	3.510% 09/01/35(a)	25,090,000	25,090,000
	Series 2005 C, AMT,
	LOC: Lloyds TSB Bank PLC:
	3.530% 03/01/28(a)	14,765,000	14,765,000
	3.530% 09/01/33(a)	12,000,000	12,000,000
	Series 2005 A, AMT,
	SPA: DEPFA Bank PLC
	3.530% 05/01/35(a)	4,945,000	4,945,000
	Series 2005 B, AMT,
	SPA: DEPFA Bank PLC
	3.530% 05/01/35(a)	2,870,000	2,870,000
	Series 2005 C, AMT,
	SPA: DEPFA Bank PLC
	3.530% 05/01/35(a)	2,015,000	2,015,000
	Single Family Revenue,
	Series 2006, AMT,
	LIQ FAC: Merrill Lynch Capital Services
	3.600% 04/01/46(a)	12,235,000	12,235,000
WI Kenosha Industrial Development Revenue
	Monarch Plastics, Inc.,
	Series 1994, AMT,
	LOC: JPMorgan Chase Bank
	3.900% 12/01/09(a)	700,000	700,000
WI Marathon City Industrial Redevelopment Authority
	Maratech Calvin Frost Project,
	Series 2003, AMT,
	LOC: Fifth Third Bank
	3.720% 10/01/35(a)	2,795,000	2,795,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
WISCONSIN – (continued)
WI Menomonee Falls Industrial Development Revenue
	Series 1994,
	LOC: Bank One Milwaukee N.A.
	3.800% 09/01/14(a)	2,450,000	2,450,000
WI Oconomowoc Community Development Authority
	85 Oconomowoc LLC,
	Series 2004, AMT,
	LOC: LaSalle Bank N.A.
	3.560% 12/01/44(a)	1,500,000	1,500,000
WI Oconto Industrial Development Revenue
	Unlimited Services of Wisconsin,
	Series 2000, AMT,
	LOC: Bank One Wisconsin
	3.700% 11/01/12(a)	1,000,000	1,000,000
WI Park Falls Industrial Development Revenue
	Shield Brothers, Inc.,
	Series 2000, AMT,
	LOC: Bank One Wisconsin
	3.580% 08/01/20(a)	700,000	700,000
WI Pewaukee Industrial Development
	Gunner Press & Finishing,
	Series 2000, AMT,
	LOC: Bank One Wisconsin
	3.800% 09/01/20(a)	735,000	735,000
WI Saukville Village Community Industrial Development Authority
	Calibre, Inc.,
	Series 2004, AMT,
	LOC: U.S. Bank N.A.
	3.610% 09/01/29(a)	1,625,000	1,625,000
WI Sheboygan Industrial development Revenue
	SBCO Foods of Wisconsin,
	Series 2002, AMT,
	LOC: National Bank & Trust
	3.800% 08/01/12(a)	2,470,000	2,470,000
WI Whitewater Industrial Development Revenue
	Husco International, Inc.,
	Series 1997, AMT,
	LOC: LaSalle Bank
	3.550% 12/01/12(a)	3,500,000	3,500,000
WISCONSIN TOTAL			137,735,000
WYOMING – 1.4%
WY Campbell County Industrial Development Revenue
	Series 2005 B,
	3.800% 12/01/35(a)	41,180,000	41,180,000
	Series 2006, AMT,
	3.800% 12/01/36(a)	30,000,000	30,000,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
WYOMING – (continued)
	Two Elk Power Generation Partners,
	Series 2003, AMT,
	3.800% 12/01/30(a)	40,000,000	40,000,000
WY Sweetwater County Environmental Improvement Revenue
	Pacificorp,
	Series 1995, AMT,
	LOC: Barclays Bank PLC
	3.710% 11/01/25(a)	10,500,000	10,500,000
WYOMING TOTAL			121,680,000
	Total Municipal Bonds (cost of $7,754,164,511)		7,754,164,511
Asset-Backed Securities – 1.2%
TEBS Tax Exempt Multifamily Housing Certificates
	AMT,
	3.610% 07/10/19(a)	99,955,000	99,955,000
	Total Asset-Backed Securities (cost of $99,955,000)		99,955,000

		Shares
Municipal Preferred Stocks – 0.1%
Munimae TE Bond Subsidiary LLC
	3.590% 11/15/25(a)	11,905,000	11,905,000
	Total Municipal Preferred Stocks (cost of $11,905,000)		11,905,000

		Par ($)
Short-Term Obligations – 1.5%
VARIABLE RATE DEMAND NOTES – 1.5%(a)
Puttable Floating Option Tax-Exempt Receipts
	Series 2005, AMT,
	SPA: Merrill Lynch Capital Services
	3.610% 05/01/32	60,880,000	60,880,000
	Series 2005,
	LIQ FAC: Merrill Lynch Capital Services
	3.550% 09/01/31	6,040,000	6,040,000
	Series 2006 A,
	SPA: Merrill Lynch Capital Services:
	3.540% 10/01/39	48,675,000	48,675,000
	3.580% 10/01/37	15,000,000	15,000,000
VARIABLE RATE DEMAND NOTES TOTAL			130,595,000

	Total Short-Term Obligations (cost of $130,595,000)		130,595,000

Total Investments – 95.1% (cost of $7,996,619,511)(d)	7,996,619,511

Other Assets & Liabilities, Net – 4.9%	408,278,484

Net Assets – 100.0%	8,404,897,995

Notes to Investment Portfolio:

*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively.  Restricted securities and certain other assets may be valued in accordance with procedures adopted by the Board of Trustees.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2006.

(b)	Illiquid security.

(c)

This security, under Rule 144A under the Securities Act of 1933, is restricted to resale normally to qualified institutional buyers. At November 30, 2006, the value of this security represents 0.1% of net assets.

(d)	Cost for federal income tax purposes is $7,996,619,511.

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guarantee
SPA	Stand-by Purchase Agreement
XLCA	XL Capital Assurance, Inc.

INVESTMENT PORTFOLIO

November 30, 2006 (Unaudited)	Columbia Money Market Reserves

		Par ($)	Value ($)*
Corporate Bonds – 35.8%
Alliance & Leicester PLC
	5.330% 11/08/07(a)(b)	125,000,000	125,000,000
American Express Credit Corp.
	5.420% 12/05/07(a)	50,000,000	50,000,000
BNP Paribas
	5.286% 12/16/07(a)	116,000,000	116,000,000
	5.305% 09/26/07(a)	100,000,000	99,979,922
Calyon NY
	5.306% 09/26/07(a)	220,000,000	219,957,630
Carrera Capital Finance LLC
	5.300% 11/26/07(a)(b)	30,000,000	30,000,000
	5.310% 08/24/07(a)(b)	50,000,000	50,000,000
	5.333% 12/06/07(a)(b)	25,000,000	25,000,000
	5.344% 09/28/07(a)(b)	100,000,000	100,000,000
Cheyne Finance LLC
	5.325% 10/25/07(a)(b)	25,000,000	24,997,753
	5.333% 04/10/07(a)(b)	75,000,000	74,992,552
	5.353% 03/15/07(a)(b)	50,000,000	49,998,886
Cullinan Finance Corp.
	5.320% 10/15/07(a)(b)	100,000,000	99,991,264
	5.320% 10/24/07(a)(b)	100,000,000	99,991,484
	5.320% 11/15/07(a)(b)	150,000,000	149,985,658
	5.320% 12/03/07(a)(b)	125,000,000	124,975,430
	5.320% 12/06/07(a)(b)	75,000,000	74,985,398
Fifth Third Bancorp
	5.300% 12/21/07(a)(b)	20,000,000	20,000,000
General Electric Capital Corp.
	5.445% 10/17/07(a)	50,000,000	50,000,273
Goldman Sachs Group, Inc.
	5.380% 12/13/06(a)(c)	250,000,000	250,000,000
	5.380% 12/21/06(a)(b)(c)	70,000,000	70,000,000
	5.380% 09/13/07(a)(b)(c)	140,000,000	140,000,000
Gulf Gate Apartments LLC
	LOC: Wells Fargo Bank N.A.
	5.370% 09/01/28(a)	2,000,000	2,000,000
Harrier Finance Funding LLC
	5.280% 12/08/06(a)(b)	200,000,000	199,999,615
	5.315% 10/12/07(a)(b)	100,000,000	99,987,019
	5.320% 11/15/07(a)(b)	75,000,000	74,992,829
	5.334% 02/16/07(a)(b)	70,000,000	69,998,728
	5.335% 02/09/07(a)(b)	90,000,000	89,998,274

1

		Par ($)	Value ($)
Corporate Bonds – (continued)
HBOS Treasury Services PLC
	5.370% 11/30/07(a)(b)	20,000,000	20,000,000
HSBC Finance Corp.
	5.414% 05/10/07(a)	125,000,000	125,032,749
K2 (USA) LLC
	5.320% 10/25/07(a)(b)	200,000,000	199,973,490
	5.324% 03/28/07(a)(b)	75,000,000	74,997,596
	5.325% 03/09/07(a)(b)	150,000,000	150,013,733
	5.350% 03/15/07(a)(b)	140,000,000	139,996,011
	5.350% 03/16/07(a)(b)	60,000,000	59,998,245
	5.350% 03/22/07(a)(b)	100,000,000	99,996,975
Kestrel Funding U.S. LLC
	5.290% 09/20/07(a)(b)	100,000,000	99,991,973
	5.355% 07/26/07(a)(b)	100,000,000	100,000,000
Links Finance LLC
	5.327% 03/30/07(a)(b)	100,000,000	99,996,740
	5.332% 04/02/07(a)(b)	153,000,000	152,994,872
Merrill Lynch & Co., Inc.
	5.330% 12/14/07(a)	125,000,000	125,000,000
Morgan Stanley
	5.340% 12/03/07(a)	202,230,000	202,230,000
	5.390% 12/27/07(a)	280,000,000	280,014,604
	5.499% 02/15/07(a)	50,600,000	50,615,640
	5.505% 07/27/07(a)	133,851,000	133,970,464
Natexis Banques Populaires NY
	5.330% 12/14/07(a)(b)	125,000,000	125,003,183
	5.365% 11/09/07(a)(b)	265,000,000	265,000,000
Premier Asset Collateralized Entity LLC
	5.344% 01/16/07(a)(b)	50,000,000	50,000,000
Rio Bravo LLC
	LOC: Wells Fargo Bank N.A.
	5.370% 12/01/33(a)	4,300,000	4,300,000
Sedna Finance, Inc.
	5.325% 09/28/07(a)(b)	145,000,000	145,000,000
	5.325% 12/07/07(a)(b)	125,000,000	124,993,750
	5.330% 02/23/07(a)(b)	200,000,000	199,995,779
Sigma Finance, Inc.
	5.200% 04/20/07(b)	50,000,000	50,000,000
	5.350% 03/19/07(a)(b)	350,000,000	349,989,756
SMM Trust
	5.499% 02/02/07(a)	11,990,000	11,990,000

2

		Par ($)	Value ($)
Corporate Bonds – (continued)
Stanfield Victoria Funding LLC
	5.327% 01/25/07(a)(b)	50,000,000	49,998,493
	5.334% 04/23/07(a)(b)	100,000,000	99,996,104
	5.350% 09/17/07(a)(b)	197,000,000	196,968,867
Tango Finance Corp.
	5.320% 10/15/07(a)(b)	75,000,000	74,993,448
	5.320% 11/19/07(a)(b)	80,000,000	79,992,242
	5.331% 02/22/07(a)(b)	50,000,000	49,998,863
Unicredito Italiano Bank Ireland
	5.330% 12/14/07(a)(b)	100,000,000	100,000,000
Wells Fargo & Co.
	5.330% 12/14/07(a)(b)	25,000,000	25,000,000
Whistlejacket Capital LLC
	5.320% 10/16/07(a)(b)	95,000,000	94,983,677
	5.320% 11/01/07(a)(b)	35,000,000	34,993,201
	5.320% 11/21/07(a)(b)	49,000,000	48,995,234
	5.320% 12/07/07(a)(b)	100,000,000	99,981,497
	5.342% 03/22/07(a)(b)	50,000,000	49,997,719
	5.344% 03/23/07(a)(b)	50,000,000	49,997,699
White Pine Finance LLC
	5.316% 03/26/07(a)(b)	75,000,000	74,994,076
	5.320% 10/16/07(a)(b)	85,000,000	84,985,142
	5.324% 05/15/07(a)(b)	75,000,000	74,993,219
	5.344% 03/26/07(a)(b)	40,000,000	39,998,104
	5.350% 10/09/07(a)(b)	50,000,000	50,004,640
	5.350% 10/10/07(a)(b)	50,000,000	50,005,684
	Total Corporate Bonds (cost of $7,454,806,184)		7,454,806,184
Commercial Paper – 18.1%
Atlas Capital Funding Corp.
	5.300% 03/13/07(a)(b)	100,000,000	100,000,000
	5.300% 05/25/07(a)(b)	200,000,000	199,990,434
Carrera Capital Finance LLC
	5.270% 01/22/07(b)(d)	13,900,000	13,794,190
	5.375% 03/19/07(a)(b)	82,000,000	82,000,000
Cheyne Finance LLC
	5.288% 04/25/07(a)(b)	80,000,000	79,995,978
	5.339% 04/20/07(a)(b)	75,000,000	74,997,693
Compass Securitization LLC
	5.275% 01/10/07(a)(b)	100,000,000	99,996,619
	5.275% 01/18/07(a)(b)	76,500,000	76,497,017

3

		Par ($)	Value ($)
Commercial Paper – (continued)
Concord Minutemen Capital Co. LLC
	5.240% 03/23/07(b)(d)	179,891,000	176,958,377
	5.310% 12/10/07(a)(b)	247,325,000	247,325,000
	5.325% 02/12/07(a)(b)	100,000,000	99,996,131
Crown Point Capital Co. LLC
	5.270% 01/10/07(b)(d)	400,000,000	397,657,778
East-Fleet Finance LLC
	5.327% 01/12/07(a)(b)	140,000,000	139,997,434
Giro Balanced Funding Corp.
	5.270% 12/06/06(b)(d)	100,000,000	99,926,806
	5.270% 01/22/07(b)(d)	181,855,000	180,470,679
	5.280% 12/15/06(b)(d)	73,383,000	73,232,320
	5.290% 12/20/06(b)(d)	175,000,000	174,511,410
	5.290% 12/27/06(b)(d)	140,000,000	139,465,122
	5.350% 05/15/07(b)(d)	100,000,000	99,994,191
Grampian Funding LLC
	5.230% 12/08/06(b)(d)	240,000,000	239,755,933
	5.280% 12/11/06(b)(d)	46,000,000	45,932,533
Greyhawk Funding LLC
	5.240% 12/08/06(b)(d)	154,281,000	154,123,805
Irish Life & Permanent PLC
	5.250% 01/30/07(b)(d)	100,000,000	99,125,000
Lexington Parker Capital Corp.
	5.270% 01/12/07(b)(d)	400,000,000	397,540,667
Nationwide Building Society
	5.250% 01/29/07(b)(d)	150,000,000	148,709,375
New Center Asset Trust
	5.270% 12/08/06(d)	135,000,000	134,861,663
	Total Commercial Paper (cost of $3,776,856,155)		3,776,856,155
Extendible Commercial Notes – 13.4%
Brahms Funding Corp.
	5.280% 12/01/06(b)(d)	133,033,000	133,033,000
	5.300% 01/11/07(b)(d)	51,535,000	51,223,929
	5.300% 01/12/07(b)(d)	100,000,000	99,381,667
Citibank Credit Card Master Trust
	5.270% 02/14/07(b)(d)	311,250,000	307,832,734
Georgetown Funding Co. LLC
	5.290% 12/04/06(b)(d)	132,351,000	132,292,655
KKR Atlantic Funding Trust
	5.230% 12/20/06(b)(d)	60,000,000	59,832,167

4

		Par ($)	Value ($)
Extendible Commercial Notes – (continued)
KKR Pacific Funding Trust
	5.300% 12/08/06(b)(d)	85,666,000	85,577,717
	5.300% 12/20/06(b)(d)	100,000,000	99,720,278
	5.300% 12/27/06(b)(d)	158,000,000	157,395,211
Ormond Quay Funding LLC
	5.280% 12/01/06(b)(d)	82,700,000	82,700,000
	5.280% 01/10/07(b)(d)	136,500,000	135,699,200
	5.280% 01/16/07(b)(d)	71,000,000	70,520,987
	5.280% 04/30/07(a)(b)	200,000,000	199,983,425
	5.310% 08/30/07(a)(b)	300,000,000	299,934,180
Rams Funding Two LLC
	5.300% 12/08/06(b)(d)	44,015,000	43,969,640
	5.310% 12/04/06(b)(d)	61,598,000	61,570,743
Thornburg Mortgage Capital Resources LLC
	5.280% 01/05/07(b)(d)	242,250,000	241,006,450
	5.300% 12/06/06(b)(d)	125,000,000	124,907,986
	5.300% 12/08/06(b)(d)	45,950,000	45,902,646
	5.300% 12/20/06(b)(d)	50,000,000	49,860,139
Tulip Funding Corp.
	5.270% 01/23/07(b)(d)	161,092,000	159,842,150
Versailles CDS LLC
	5.300% 12/12/06(b)(d)	150,000,000	149,757,083
	Total Extendible Commercial Notes (cost of $2,791,943,987)		2,791,943,987
Certificates of Deposit – 11.2%
ABN AMRO Bank NV
	5.380% 06/13/07(a)	100,000,000	100,000,000
American Express Bank FSB
	5.290% 02/28/07(a)	25,000,000	25,000,000
Barclays Bank PLC NY
	5.450% 06/12/07	191,000,000	191,000,000
	5.500% 06/18/07	72,000,000	72,000,000
Canadian Imperial Bank of Commerce NY
	4.803% 12/05/06	103,000,000	103,000,027
	5.470% 12/14/07(a)	50,000,000	50,000,000
Credit Agricole SA
	5.000% 03/09/07	147,000,000	147,000,000
	5.260% 04/05/07	160,000,000	160,000,000
	5.300% 04/18/07	95,000,000	95,000,000
	5.520% 06/18/07	72,000,000	72,000,000
Credit Suisse NY
	5.420% 12/04/07	125,000,000	125,000,000

5

		Par ($)	Value ($)
Certificates of Deposit – (continued)
DEPFA Bank PLC NY
	4.800% 12/05/06	103,000,000	103,000,000
Deutsche Bank AG
	4.805% 02/21/07	166,000,000	166,000,000
	4.950% 02/06/07	149,000,000	149,000,000
	5.400% 11/21/07	116,000,000	116,000,000
Natexis Banques Populaires NY
	5.010% 02/12/07	148,000,000	148,000,000
	5.410% 08/13/07(a)	205,000,000	205,000,000
Royal Bank of Canada NY
	5.370% 11/09/07(a)	15,000,000	15,000,000
Societe Generale
	5.500% 06/18/07	72,000,000	72,000,000
Swedbank AB
	5.345% 09/17/07(a)	228,000,000	227,955,950
	Total Certificates of Deposit (cost of $2,341,955,977)		2,341,955,977
Asset-Backed Securities – 6.0%
Davis Square Funding Ltd.
	5.390% 10/16/38(a)(b)(c)	42,500,000	42,500,000
Granite Master Issuer PLC
	5.290% 09/20/50(a)(b)	250,000,000	250,000,000
Holmes Financing PLC
	5.290% 07/15/07(a)(b)	405,000,000	405,000,000
Paragon Mortgages PLC
	5.300% 06/15/41(a)(b)	170,466,169	170,466,169
	5.304% 01/15/39(a)(b)	300,000,000	300,000,000
	5.310% 10/15/41(a)(b)	71,903,197	71,903,197
	Total Asset-Backed Securities (cost of $1,239,869,366)		1,239,869,366
Municipal Bonds – 0.6%
CALIFORNIA – 0.0%
CA San Jose Financing Authority Lease Revenue
	Series 2000 C,
	Insured: MBIA,
	SPA: Morgan Guaranty Trust
	5.300% 12/01/24(a)	5,200,000	5,200,000
CALIFORNIA TOTAL			5,200,000
COLORADO – 0.0%
CO Health Facilities Authority
	Crossroads at Delta Alf,
	Series 2004 B,
	LOC: U.S. Bank N.A.
	5.370% 11/01/28(a)	2,495,000	2,495,000
COLORADO TOTAL			2,495,000

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
FLORIDA – 0.4%
FL Hurricane Catastrophe Fund
	Series 2006 B,
	5.330% 12/14/07(a)	87,000,000	87,000,000
FLORIDA TOTAL			87,000,000
MINNESOTA – 0.1%
MN St. Paul Housing & Redevelopment Authority
	Series 2004,
	LOC: U.S. Bank N.A.
	5.370% 01/01/24(a)	12,455,000	12,455,000
MINNESOTA TOTAL			12,455,000
NEW HAMPSHIRE – 0.1%
NH Business Finance Authority
	Series 2002 B,
	SPA: Bank of New York
	5.350% 11/01/20(a)	10,000,000	10,000,000
NEW HAMPSHIRE TOTAL			10,000,000
TEXAS – 0.0%
TX State
	Series 2003,
	SPA: State Street Bank & Trust Co.
	5.300% 12/01/23(a)	9,205,000	9,205,000
TEXAS TOTAL			9,205,000
WASHINGTON – 0.0%
WA Housing Finance Commission
	Vintage at Mt. Vernon,
	Series 2003 B,
	Insured: FNMA
	5.370% 01/15/37(a)	2,500,000	2,500,000
	Virginia Mason Research Center,
	Series 1997 B,
	LOC: U.S. Bank N.A.
	5.370% 01/01/15(a)	1,740,000	1,740,000
WASHINGTON TOTAL			4,240,000
	Total Municipal Bonds (cost of $130,595,000)		130,595,000
Funding Agreements – 0.5%
Genworth Life Insurance Co.
	5.480% 06/08/07(a)(c)	50,000,000	50,000,000
Metropolitan Life Insurance Co.
	5.444% 11/13/07(a)(c)	50,000,000	50,000,000
	Total Funding Agreements (cost of $100,000,000)		100,000,000

7

		Par ($)	Value ($)
Repurchase Agreements – 16.4%
	Repurchase agreement with Barclays Capital, dated 11/30/06, due on 12/01/06, at 5.300%, collateralized by FNMA, FHLB and FHLMC bonds with various maturities to 04/05/10, market value $157,469,233 (repurchase proceeds $154,403,728)	154,381,000	154,381,000
	Repurchase agreement with Countrywide Securities Corp., dated 11/30/06, due on 12/01/06, at 5.320%, collateralized by FNMA and FHLMC bonds with various maturities to 12/01/36, market value $526,485,240 (repurchase proceeds $516,238,277)	516,162,000	516,162,000
	Repurchase agreement with Credt Suisse First Boston, dated 11/30/06, due on 12/01/06, at 5.330%, collateralized by commercial paper with various maturities to 04/04/07, market value $255,001,645 (repurchase proceeds $250,037,014)	250,000,000	250,000,000
	Repurchase agreement with Deutsche Bank Securities, dated 11/30/06, due on 12/01/06, at 5.300%, collateralized by FHLB, FCSB and FHLMC bonds with various maturities to 04/01/36, market value $202,311,887 (repurchase proceeds $198,370,200)	198,341,000	198,341,000
	Repurchase agreement with Goldman Sachs & Co., dated 11/30/06, due on 12/01/06, at 5.330%, collateralized by commercial paper and FNMA, FHLB and FHLMC bonds with various maturities to 07/28/25, market value $612,003,317 (repurchase proceeds $600,088,833)	600,000,000	600,000,000
	Repurchase agreement with HSBC Bank USA, dated 11/30/06, due on 12/01/06, at 5.300%, collateralized by FHLMC and FNMA bonds with various maturities to 06/29/07, market value $510,002,830 (repurchase proceeds $500,073,611)	500,000,000	500,000,000
	Repurchase agreement with Merrill Lynch, dated 11/30/06, due on 12/01/06, at 5.330%, collateralized by commercial paper maturing 12/21/06, market value $204,004,055 (repurchase proceeds $200,029,611)	200,000,000	200,000,000
	Repurchase agreement with UBS Securities, Inc., dated 11/30/06, due on 12/01/06, at 5.320%, collateralized by FNMA and FHLMC bonds with various maturities to 12/01/36, market value $1,020,003,101 (repurchase proceeds $1,000,147,778)	1,000,000,000	1,000,000,000
	Total Repurchase Agreements (cost of $3,418,884,000)		3,418,884,000

8

Total Investments – 102.0% (cost of $21,254,910,669)(e)	21,254,910,669

Other Assets & Liabilities, Net – (2.0)%	(406,679,757)

Net Assets – 100.0%	20,848,230,912

Notes to Investment Portfolio:

*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively.  Restricted securities and certain other assets may be valued in accordance with procedures adopted by the Board of Trustees.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2006.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which are not illiquid except for those in the following table, amounted to $13,407,522,747, which represents 64.3% of net assets.

	Acquisition	Acquisition
Security	Date	Cost
Davis Square Funding Ltd.
5.390% 10/16/38	12/16/05	$42,500,000
Goldman Sachs Group, Inc.
5.380% 12/21/06	06/22/06	70,000,000
5.380% 09/13/07	03/07/05	140,000,000
		$252,500,000

(c)	Illiquid security.

(d)	The rate shown represents the discount rate at the date of purchase.

(e)	Cost for federal income tax purposes is $21,254,910,669.

Acronym	Name
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

9

INVESTMENT PORTFOLIO

November 30, 2006 (Unaudited)	Columbia New York Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds – 92.2%
NEW YORK – 84.3%
NY Albany Industrial Development Agency
	Daughters of Sarah Housing Co., Inc.,
	Series 2001 A,
	LOC: Troy Savings Bank,
	LOC: KeyBank N.A
	3.500% 03/01/31(a)	6,895,000	6,895,000
NY Allegany County Industrial Development Agency
	Series 2004 A,
	LOC: KeyBank N.A.
	3.550% 04/01/29(a)	4,785,000	4,785,000
NY Battery Park City Authority
	Series 2003,
	LIQ FAC: Citigroup Global Markets
	3.510% 11/01/21(a)	5,250,000	5,250,000
NY Clifton Park Industrial Development Agency
	Community School of Naples, Inc.,
	Series 2006,
	Insured: FHLMC
	3.450% 05/01/31(a)	4,500,000	4,500,000
NY Dormitory Authority
	New York Hospital Medical Center,
	Series 1996,
	Insured: AMBAC
	5.250% 02/01/07	1,500,000	1,502,993
	Teresian Housing Corp.,
	Series 2003,
	LOC: Sovereign Bank FSB,
	LOC: Lloyds TSB Bank PLC
	3.440% 07/01/33(a)	4,900,000	4,900,000
NY Dutchess County Industrial Development Agency
	Marist College,
	Series 2005 A,
	LOC: Bank of New York
	3.470% 07/01/35(a)	8,810,000	8,810,000
	Trinity Pawling School Corp.,
	Series 2002,
	LOC: Allied Irish Banks PLC
	3.500% 10/01/32(a)	2,410,000	2,410,000
NY East Farmingdale Volunteer Fire Co. Income Revenue
	Series 2002,
	LOC: Citibank N.A.
	3.480% 11/01/22(a)	2,800,000	2,800,000
NY Energy Research & Development Authority
	Long Island Lighting Co.,
	Series 1997 A, AMT,
	LOC: Royal Bank of Scotland
	3.470% 12/01/27(a)	2,400,000	2,400,000
NY Environmental Facilities Corp.
	Waste Management of New York LLC,
	Series 2002 B, AMT,
	LOC: JPMorgan Chase Bank
	3.490% 05/01/19(a)	1,000,000	1,000,000

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
NEW YORK – (continued)
NY Erie County Industrial Development Agency
	Orchard Park CCRC, Inc.,
	Series 2006 B,
	LOC: Sovereign Bank FSB,
	LOC: Citizens Bank of RI
	3.460% 11/15/36(a)	10,000,000	10,000,000
	Series 1996,
	LOC: KeyBank of New York
	3.550% 11/01/16(a)	720,000	720,000
	Series 2005 J,
	Insured: FSA,
	LIQ FAC: Goldman Sachs
	3.510% 05/01/12(a)	2,550,000	2,550,000
NY Forest City New Rochelle Revenue Certificates of Trust
	FC Washington-Lincoln LLC,
	Series 2003 C,
	LOC: Wachovia Bank N.A.
	3.550% 06/01/11(a)	15,995,000	15,995,000
NY Great Neck North Water Authority
	Series 1993 A,
	Insured: FGIC
	SPA: State Street Bank & Trust Co.
	3.480% 01/01/20(a)	485,000	485,000
NY GS Pool Trust
	Series 2006, AMT,
	LIQ FAC: Goldman Sachs
	3.580% 12/01/47(a)	6,625,000	6,625,000
NY Hempstead Industrial Development Agency
	Trigen-Nassau Energy Corp.,
	Series 1998, AMT,
	LOC: Societe Generale
	3.470% 09/15/15(a)	2,800,000	2,800,000
NY Housing Finance Agency
	1010 Sixth Associates LLC,
	Series 2000 A, AMT,
	Insured: FNMA
	3.480% 05/15/33(a)	3,150,000	3,150,000
	240 East 39th Realty LLC,
	Series 1997, AMT,
	3.500% 05/15/30(a)	5,500,000	5,500,000
	345 East 94th Street Associates LLC,
	Series 1999 A, AMT,
	Insured: FHLMC
	3.480% 11/01/30(a)	4,000,000	4,000,000
	Barclay Street Realty LLC,
	Series 2004 A,
	Insured: FNMA
	3.480% 11/15/37(a)	2,545,000	2,545,000
	Biltmore Tower LLC,
	Series 2002 A, AMT,
	Insured: FNMA
	3.470% 05/15/34(a)	800,000	800,000

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
NEW YORK – (continued)
	Chelsea Apartments,
	Series 2003 A, AMT,
	Insured: FNMA
	3.530% 11/15/36(a)	500,000	500,000
	Housing South Cove Plaza,
	Series 1999 A, AMT,
	3.530% 11/01/30(a)	450,000	450,000
	Series 2003 A, AMT,
	Insured: FHLMC
	3.570% 11/01/35(a)	500,000	500,000
	Series 2003 E,
	LOC: BNP Paribas
	3.450% 03/15/27(a)	3,800,000	3,800,000
NY Liberty Development Corp.
	377 Greenwich LLC,
	Series 2004,
	LOC: Wells Fargo Bank N.A.
	3.410% 12/01/39(a)	7,030,000	7,030,000
	Series 2006,
	LIQ FAC: Merrill Lynch Capital Services
	3.520% 10/01/35(a)	5,000,000	5,000,000
NY Local Government Assistance Corp.
	Series 2000,
	Insured: FGIC,
	LIQ FAC: Lloyds TSB Bank PLC
	3.520% 04/01/10(a)	6,525,000	6,525,000
NY Long Island Power Authority
	Series 1998 1-A,
	LOC: Bayerische Landesbank,
	LOC: Landesbank Baden-Wurttemberg
	3.420% 05/01/33(a)	1,000,000	1,000,000
	Series 1998 7-B,
	Insured: MBIA,
	SPA: Fortis Bank SA/NV
	3.450% 04/01/25(a)	3,300,000	3,300,000
NY Metropolitan Transportation Authority
	Series 2003 A,
	Insured: MBIA,
	SPA: Citibank N.A.
	3.520% 11/15/28(a)	7,235,000	7,235,000
	Series 2005 E-1,
	LOC: Fortis Bank SA/NV
	3.450% 11/01/35(a)	1,200,000	1,200,000
NY Monroe County Industrial Development Agency
	DePaul Properties, Inc.,
	Series 2006,
	LOC: KeyBank N.A.
	3.490% 06/01/26(a)	6,695,000	6,695,000
	Series 1998,
	LOC: KeyBank N.A.
	3.550% 08/01/18(a)	3,300,000	3,300,000
	St. Ann’s Nursing Home Co., Inc.,
	Series 2000,
	LOC: HSBC Bank USA
	3.450% 07/01/30(a)	3,000,000	3,000,000

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
NEW YORK – (continued)
	St. Ann’s Nursing Home for the Aged,
	Series 2000,
	LOC: HSBC Bank USA
	3.450% 07/01/30(a)	395,000	395,000
NY Nassau County Tobacco Settlement Corp.
	Series 2006,
	SPA: Merrill Lynch Capital Services
	3.540% 06/01/46(a)	2,000,000	2,000,000
NY Nassau Health Care Corp.
	Series 2004 C-3,
	Insured: FSA,
	SPA: Dexia Credit Local
	3.470% 08/01/29(a)	700,000	700,000
NY New Rochelle Municipal Housing Authority
	Multi-Family Housing Mortgage Revenue,
	New Rochelle Sound Shore,
	Series 2005 A,
	Insured: FNMA
	3.470% 12/15/35(a)	1,235,000	1,235,000
NY New York City Housing Development Corp.
	RBNB 20 Owner LLC,
	Series 2006 A,
	LOC: Landesbank Hessen-Thuringen
	3.480% 06/01/39(a)	2,745,000	2,745,000
	Series 2004 A, AMT,
	Insured: FNMA
	3.500% 05/15/34(a)	5,315,000	5,315,000
	Series 2005 A, AMT,
	Insured: FNMA
	3.500% 11/15/35(a)	5,000,000	5,000,000
NY New York City Industrial Development Agency
	Abigail Press, Inc.,
	Series 2002, AMT,
	LOC: JPMorgan Chase Bank
	3.900% 12/01/18(a)	300	300
	Allen-Stevenson School,
	Series 2004,
	LOC: Allied Irish Bank PLC
	3.500% 12/01/34(a)	1,000,000	1,000,000
	Korean Airlines Co.,
	Series 1997 A, AMT,
	LOC: HSBC Bank USA
	3.490% 11/01/24(a)	7,580,000	7,580,000
NY New York City Municipal Water Finance Authority
	Series 1993 C,
	Insured: FGIC
	3.650% 06/15/23(a)	3,800,000	3,800,000
	Series 2005 Class A,
	Insured: FSA,
	LIQ FAC: Citibank N.A.
	3.520% 06/15/36(a)	5,000,000	5,000,000

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
NEW YORK – (continued)
NY New York City
	Series 1993 A-4,
	LOC: Bayerische Landesbank
	3.620% 08/01/22(a)	1,495,000	1,495,000
	Series 2002 C-2,
	LOC: Bayerische Landesbank
	3.450% 08/01/20(a)	4,285,000	4,285,000
	Series 2004 C-3,
	Insured: CIFG,
	SPA: DEPFA Bank PLC
	3.460% 08/15/29(a)	24,155,000	24,155,000
NY Newburgh Industrial Development Agency
	Multi-Family Housing Revenue,
	Series 2005, AMT,
	SPA: Merrill Lynch Capital Services,
	GTY AGMT: Merrill Lynch & Co.
	3.590% 07/01/41(a)	970,000	970,000
NY Oneida County Industrial Development Agency
	Hamilton College, Series 2002,
	Insured: MBIA
	SPA: Bank of New York
	3.480% 09/15/32(a)	915,000	915,000
	Preswick Glen, Inc.,
	Series 2006,
	LOC: Sovereign Bank FSB,
	LOC: Lloyds TSB Bank PLC
	3.440% 10/01/36(a)	5,000,000	5,000,000
NY Onondaga County Industrial Development Agency
	General Super Plating Co., Inc.,
	Series 2005, AMT,
	LOC: Citizens Bank
	3.620% 04/01/25(a)	2,125,000	2,125,000
NY Port Authority of New York & New Jersey
	Series 2003, AMT,
	Insured: AMBAC,
	LIQ FAC: Citibank N.A.
	3.540% 12/15/32(a)	220,000	220,000
NY Power Authority
	Series 1985,
	LIQ FAC: Dexia Credit Local:
	3.600% 03/01/16(a)	4,000,000	4,000,000
	3.600% 03/01/20(a)	2,000,000	2,000,000
NY Riverhead Industrial Development Authority
	Central Suffolk Hospital,
	Series 2006 A,
	LOC: HSBC Bank USA N.A.
	3.450% 07/01/31(a)	7,000,000	7,000,000
NY St. Lawrence County Industrial Development Agency
	Claxton-Hepburn Medical Center,
	Series 2006 C,
	LOC: KeyBank N.A.
	3.500% 12/01/31(a)	4,000,000	4,000,000

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
NEW YORK – (continued)
NY Syracuse Industrial Development Agency
	Byrne Dairy, Inc.,
	Series 1988, AMT,
	LOC: Chase Manhattan Bank
	3.800% 08/01/08(a)	3,900,000	3,900,000
NY Thruway Authority
	Series 2005 PT-3216,
	Insured: FSA,
	SPA: DEPFA Bank PLC
	3.500% 01/01/32(a)	345,000	345,000
	Series 2005,
	Insured: FSA,
	LIQ FAC: Citigroup Global Markets
	3.510% 01/01/24(a)	995,000	995,000
	Series 2006,
	Insured: AMBAC,
	LIQ FAC: Citibank N.A.
	3.510% 04/01/25(a)	2,945,000	2,945,000
NY Tobacco Settlement Financing Corp.
	Series 2004 PT-972,
	Insured: AMBAC,
	SPA: Merrill Lynch Capital Services
	3.700% 08/12/11(a)(b)	8,995,000	8,995,000
NY Tompkins County Industrial Development Agency Revenue
	Care Community Kendal Ithaca,
	Series 2000,
	LOC: Wachovia Bank N.A.
	3.470% 06/01/25(a)	1,415,000	1,415,000
NY Triborough Bridge & Tunnel Authority
	Series 1997,
	5.000% 01/01/07	1,025,000	1,025,748
	Series 2002 F,
	SPA: ABN Amro Bank N.V.
	3.420% 11/01/32(a)	7,400,000	7,400,000
	Series 2005 B-4,
	LOC: Landesbank Baden-Wurttemberg
	3.450% 01/01/32(a)	4,000,000	4,000,000
NY TSASC, Inc.
	Series 2006,
	SPA: Merrill Lynch Capital Services
	3.540% 06/01/42(a)	2,000,000	2,000,000
NY Westchester County Industrial Development
	Levister Redevelopment Co. LLC,
	Series 2001 B, AMT,
	LOC: Wachovia Bank N.A.
	3.500% 08/01/33(a)	4,500,000	4,500,000
	Westchester Jewish Project,
	Series 1998,
	LOC: Chase Manhattan Bank
	3.750% 10/01/28(a)	945,000	945,000
NEW YORK TOTAL			279,359,041

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
PUERTO RICO – 7.9%
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2005,
	Insured: AMBAC,
	LIQ FAC: Dexia Credit Local
	3.460% 07/01/41(a)	3,000,000	3,000,000
	Series 2006:
	Insured: AMBAC,
	SPA: Merrill Lynch Capital Services
	3.400% 07/01/18(a)(b)	3,500,000	3,500,000
	Insured: MBIA,
	LIQ FAC: Merrill Lynch Capital Services
	3.460% 07/01/20(a)	1,950,000	1,950,000
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2006,
	Insured: AMBAC,
	SPA: Merrill Lynch Capital Services
	3.550% 07/01/24(a)(b)	4,890,000	4,890,000
PR Commonwealth of Puerto Rico
	Reset Optional Certificates Trust II-R
	Series 2006,
	LIQ FAC: Citigroup Financial Products,
	GTY AGMT: Citigroup Financial Products
	3.530% 09/03/09(a)	8,000,000	8,000,000
	Series 2001,
	Insured: FSA,
	LIQ FAC: Bank of New York
	3.490% 07/01/27(a)	4,040,000	4,040,000
	Series 2006,
	LIQ FAC: Goldman Sachs & Co.,
	GTY AGMT: Goldman Sachs & Co.
	3.510% 07/01/35(a)	895,000	895,000
PUERTO RICO TOTAL			26,275,000
	Total Municipal Bonds (cost of $305,634,041)		305,634,041

7

Total Investments – 92.2% (cost of $305,634,041) (c)	305,634,041

Other Assets & Liabilities, Net – 7.8%	25,743,514

Net Assets – 100.0%	331,377,555

Notes to Investment Portfolio:

*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively.  Restricted securities and certain other assets may be valued in accordance with procedures adopted by the Board of Trustees.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2006.

(b)	Illiquid security.

(c)	Cost for federal income tax purposes is $305,634,041.

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

8

INVESTMENT PORTFOLIO

November 30, 2006 (Unaudited)	Columbia Government Plus Reserves

		Par ($)	Value ($)*
Government & Agency Obligations – 73.2%
U.S. GOVERNMENT AGENCIES – 73.2%
Federal Farm Credit Bank
	5.170% 03/19/08(a)	15,000,000	14,994,303
	5.190% 08/01/08(a)	20,000,000	19,996,795
	5.190% 10/06/08(a)	18,000,000	17,995,972
	5.240% 07/27/07(a)	40,000,000	39,997,384
	5.250% 10/26/07(a)	35,000,000	35,000,000
	5.280% 01/25/07(a)	25,000,000	24,999,442
Federal Home Loan Bank
	4.000% 04/25/07	8,000,000	7,961,218
	4.750% 02/01/07	8,855,000	8,845,412
	5.210% 01/10/08(a)	20,000,000	19,991,369
	5.210% 04/04/08(a)	30,000,000	29,982,403
	5.230% 02/14/08(a)	10,000,000	9,997,668
	5.515% 09/18/07	8,000,000	8,000,000
Federal Home Loan Mortgage Corp.
	2.800% 01/26/07	10,000,000	9,970,246
	4.763% 02/09/07	8,000,000	7,996,277
	5.173% 09/27/07(a)	60,000,000	59,980,508
	5.235% 07/06/07(a)	35,000,000	34,991,851
	5.252% 06/22/07(a)	25,000,000	24,997,405
Federal National Mortgage Association
	2.280% 01/16/07	500,000	498,063
	2.710% 01/30/07	3,866,000	3,849,204
	3.100% 03/14/07	10,528,000	10,465,750
	3.550% 02/16/07	2,050,000	2,044,744
	4.170% 05/25/07	677,000	673,426
	5.250% 06/21/07(a)	25,000,000	24,994,606
U.S. GOVERNMENT AGENCIES TOTAL			418,224,046
	Total Government & Agency Obligations (cost of $418,224,046)		418,224,046

Shares
Repurchase Agreements – 26.7%
	Repurchase agreement with Deutsche Bank Securities, dated 11/30/06, due on 12/01/06, at 5.270%, collateralized by FHLMC and FHLB bonds with various maturities to 05/25/35, market value $104,262,261 (repurchase proceeds $102,232,049)	102,217,000	102,217,000

1

Repurchase agreement with State Street Bank & Trust Co., dated 11/30/06, due on 12/01/06, at 5.270%, collateralized by FHLB and FNMA bonds with various maturities to 09/05/08, market value of $51,000,831(repurchase proceeds $50,007,319)	50,000,000	50,000,000

Total Repurchase Agreements (cost of $152,217,000)		152,217,000

Total Investments – 99.9% (cost of $570,441,046)(b)		570,441,046

Other Assets & Liabilities, Net – 0.1%		445,746

Net Assets – 100.0%		570,886,792

Notes to Investment Portfolio:

*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively.  Restricted securities and certain other assets may be valued in accordance with procedures adopted by the Board of Trustees.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2006.

(b)	Cost for federal income tax purposes is $570,441,046.

Acronym	Name

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

2

INVESTMENT PORTFOLIO

November 30, 2006 (Unaudited)	Columbia Prime Reserves

		Par ($)	Value ($)*
Corporate Bonds – 56.0%
American Express Credit Corp.
	5.420% 12/05/07(a)	25,000,000	25,000,050
Basic Water Co. SPE1 LLC
	LOC: U.S. Bank N.A.
	5.330% 08/01/24(a)	16,600,000	16,600,000
Berkeley Realty Co. LLC
	LOC: Wachovia Bank N.A.
	5.420% 03/01/22(a)	4,460,000	4,460,000
Best One Tire & Services LLC
	LOC: Fifth Third Bank
	5.370% 02/01/18(a)	7,735,000	7,735,000
BF Ft. Myers, Inc.
	LOC: Fifth Third Bank
	5.370% 11/01/17(a)	11,840,000	11,840,000
BNP Paribas
	5.286% 12/16/07(a)	25,000,000	25,000,000
	5.305% 09/26/07(a)	50,000,000	49,989,961
Corporate Finance Managers, Inc.
	LOC: Wells Fargo Bank N.A.
	5.370% 02/02/43(a)	5,740,000	5,740,000
Credit Agricole SA
	5.344% 11/23/07(a)(b)	75,000,000	75,000,000
Cullinan Finance Corp.
	5.320% 10/22/07(a)(b)	25,000,000	24,997,762
	5.334% 08/15/07(a)(b)	100,000,000	99,993,307
	5.350% 03/15/07(a)(b)	53,000,000	52,998,393
Driftwood Landing Corp.
	LOC: Fifth Third Bank
	5.360% 01/15/22(a)	29,865,000	29,865,000
Fifth Third Bancorp
	5.300% 12/21/07(a)(b)	50,000,000	50,000,000
Galday Inn, Inc.
	LOC: Wachovia Bank N.A.
	5.420% 12/01/20(a)	4,397,000	4,397,000
General Electric Capital Corp.
	5.445% 10/17/07(a)	100,000,000	100,000,000
Goldman Sachs Group, Inc.
	5.380% 12/13/06(a)(c)	75,000,000	75,000,000
Grand Central, Inc.
	LOC: U.S. Bank N.A.
	5.370% 10/01/09(a)	2,060,000	2,060,000
Harrier Finance Funding LLC
	5.320% 11/15/07(a)(b)	25,000,000	24,997,610
	5.326% 05/04/07(a)(b)	92,000,000	91,995,226

1

		Par ($)	Value ($)
Corporate Bonds – (continued)
	5.334% 02/16/07(a)(b)	30,000,000	29,999,455
HBOS Treasury Services PLC
	5.370% 11/30/07(a)(b)	60,000,000	60,000,000
K2 (USA) LLC
	5.350% 03/16/07(a)(b)	25,000,000	24,999,283
Kestrel Funding US LLC
	5.330% 10/05/07(a)(b)	50,000,000	50,000,000
Kingston Care Center of Sylvania
	LOC: JPMorgan Chase Bank
	5.370% 05/01/33(a)	11,675,000	11,675,000
Kokomo Grain Co., Inc.
	LOC: General Electric Capital Corp.
	5.350% 11/01/10(a)(b)	4,000,000	4,000,000
L.E. Pope Building Co.
	LOC: Wachovia Bank N.A.
	5.420% 11/01/13(a)	9,485,000	9,485,000
Lincoln Park Associates LP
	LOC: National City Bank
	5.400% 11/01/22(a)	11,570,000	11,570,000
Links Finance LLC
	5.332% 04/02/07(a)(b)	35,000,000	34,998,827
Liquid Funding Ltd.
	5.330% 11/15/07(a)(b)	25,000,000	24,997,610
	5.371% 09/06/07(a)(b)	100,000,000	99,984,754
Lodge Apartments Holdings LLC
	LOC: Wachovia Bank N.A.
	5.390% 03/01/26(a)	5,780,000	5,780,000
LP Pinewood SPV LLC
	LOC: Wachovia Bank N.A.
	5.320% 02/01/18(a)	8,451,000	8,451,000
Mangus & Terranova Investment LP Project
	LOC: National City Bank
	5.360% 04/01/31(a)	4,030,000	4,030,000
MMJK Properties LLC
	LOC: JPMorgan Chase Bank
	5.370% 05/01/26(a)	2,000,000	2,000,000
Morgan Stanley
	5.390% 12/27/07(a)	105,000,000	105,000,000
	5.505% 07/27/07(a)	35,000,000	35,031,076
MRN LP
	LOC: U.S. Bank N.A.
	5.360% 12/01/33(a)	10,062,000	10,062,000
Natexis Banques Populaires NY
	5.365% 11/09/07(a)(b)	125,000,000	125,000,000

2

		Par ($)	Value ($)
Corporate Bonds – (continued)
Northern Rock PLC
	5.320% 12/05/07(a)(b)	27,000,000	27,000,000
PCP Investors LLC
	LOC: Wells Fargo Bank N.A.
	5.370% 12/01/24(a)	2,000,000	2,000,000
Premier Asset Collateralized Entity LLC
	5.330% 10/22/07(a)(b)	80,000,000	79,996,634
Pretasky Roach Properties LLC
	LOC: Wachovia Bank N.A.
	5.420% 01/01/19(a)	1,595,000	1,595,000
Red Lion Evangelical Association, Inc.
	LOC: Wachovia Bank N.A.
	5.420% 06/01/26(a)	2,305,000	2,305,000
RH Sheppard Co., Inc.
	LOC: Wachovia Bank N.A.
	5.320% 06/01/11(a)	22,300,000	22,300,000
Scion Investments LLC
	LOC: National City Corp.
	5.360% 10/01/30(a)	3,690,000	3,690,000
Sedna Finance, Inc.
	5.325% 12/07/07(a)(b)	55,000,000	54,997,250
	5.330% 05/30/07(a)(b)	100,000,000	99,995,068
Sigma Finance, Inc.
	5.200% 04/13/07(b)	50,000,000	50,000,000
	5.350% 03/16/07(a)(b)	70,000,000	69,997,992
Smith of Georgia LLC
	LOC: Fifth Third Bank
	5.370% 12/01/24(a)	11,170,000	11,170,000
Stanfield Victoria Funding LLC
	5.325% 10/12/07(a)(b)	25,000,000	24,996,781
Tack Capital Co.
	LOC: Wachovia Bank N.A.
	5.420% 06/01/31(a)	9,110,000	9,110,000
Tango Finance Corp.
	5.320% 10/15/07(a)(b)	25,000,000	24,997,816
	5.320% 11/19/07(a)(b)	15,000,000	14,998,545
	5.323% 10/15/07(a)(b)	25,000,000	24,998,344
Texas Disposal Systems
	LOC: JPMorgan Chase Bank
	5.490% 05/01/12(a)	1,200,000	1,200,000
Tri-O Development LLC
	LOC: National City Bank
	5.360% 05/01/29(a)	3,180,000	3,180,000
Turf Valley, Inc.
	LOC: Wachovia Bank N.A.
	5.420% 08/01/14(a)	6,792,000	6,792,000

3

Unicredito Italiano Bank Ireland
		Par ($)	Value ($)
Corporate Bonds – (continued)
	5.330% 11/09/07(a)(b)	60,000,000	60,000,000
	5.330% 12/14/07(a)(b)	100,000,000	100,000,000
Valleydale Baptist Church
	LOC: AmSouth Bank N.A.
	5.430% 12/01/23(a)	14,625,000	14,625,000
Wells Fargo & Co.
	5.330% 12/14/07(a)(b)	85,000,000	85,000,000
Whistlejacket Capital LLC
	5.320% 10/16/07(a)(b)	25,000,000	24,995,704
White Pine Finance LLC
	5.334% 04/16/07(a)(b)	40,000,000	39,998,501
	5.337% 04/25/07(a)(b)	25,000,000	24,999,211
	Total Corporate Bonds (cost of $2,319,672,160)		2,319,672,160
Commercial Paper – 17.8%
Concord Minutemen Capital Co. LLC
	5.280% 02/27/07(b)(d)	42,108,000	41,564,526
Giro Balanced Funding Corp.
	5.280% 02/20/07(b)(d)	40,000,000	39,524,800
Giro Funding US Corp.
	5.295% 04/16/07(a)(b)	50,000,000	49,997,189
Gotham Funding Corp.
	5.290% 12/15/06(b)(d)	73,143,000	72,992,529
Rhineland Funding Capital Corp.
	5.300% 12/06/06(b)(d)	57,258,000	57,215,852
	5.300% 01/05/07(b)(d)	50,000,000	49,742,361
	5.300% 01/10/07(b)(d)	78,000,000	77,540,667
Silver Tower US Funding
	5.260% 01/26/07(b)(d)	50,000,000	49,590,889
	5.270% 02/06/07(b)(d)	100,000,000	99,019,194
Sunbelt Funding Corp.
	5.280% 01/19/07(b)(d)	80,000,000	79,425,067
Sydney Capital Corp.
	5.270% 12/05/06(b)(d)	120,079,000	120,008,687
	Total Commercial Paper (cost of $736,621,761)		736,621,761
Certificates of Deposit – 14.9%
Bank of Tokyo Mitsubishi Ltd. NY
	4.850% 01/03/07	16,000,000	16,000,000
Barclays Bank PLC NY
	5.450% 06/12/07	53,500,000	53,500,000

4

		Par ($)	Value ($)
Certificates of Deposit – (continued)
	5.500% 06/18/07	15,000,000	15,000,000
Canadian Imperial Bank of Commerce NY
	5.400% 12/14/07(a)	85,000,000	85,000,555
Credit Agricole SA
	5.000% 03/09/07	10,000,000	10,000,000
	5.260% 04/05/07	35,000,000	35,000,000
	5.300% 04/18/07	44,000,000	44,000,000
	5.520% 06/18/07	15,000,000	15,000,000
Credit Suisse NY
	5.250% 04/03/07	40,000,000	40,000,000
	5.840% 03/19/07(a)	9,800,000	9,813,314
DEPFA Bank PLC NY
	4.800% 12/05/06	12,500,000	12,500,000
Deutsche Bank AG
	4.805% 02/21/07	26,000,000	26,000,000
	5.400% 11/21/07	25,000,000	25,000,000
Natexis Banques Populaires NY
	5.010% 02/12/07	14,000,000	14,000,000
	5.055% 02/21/07	16,000,000	16,000,000
	5.410% 08/13/07	50,000,000	50,000,000
Royal Bank of Canada NY
	5.317% 12/22/06(a)	50,000,000	49,998,991
	5.370% 11/09/07(a)	40,000,000	40,000,000
Societe Generale
	5.460% 09/04/07	18,000,000	18,000,000
	5.500% 06/18/07	15,000,000	15,000,000
Wachovia Bank N.A.
	5.327% 03/30/07(a)	30,000,000	29,998,449
	Total Certificates of Deposit (cost of $619,811,309)		619,811,309
Municipal Bonds – 6.1%
COLORADO – 0.0%
CO Housing & Finance Authority
	Series 2003 A-1,
	SPA: FHLB
	5.360% 10/01/33(a)	515,000	515,000
COLORADO TOTAL			515,000

5

FLORIDA – 0.5%
FL Hurricane Catastrophe Fund
	Series 2006 B,
		Par ($)	Value ($)
Municipal Bonds – (continued)
FLORIDA – (continued)
	5.330% 12/14/07(a)	20,000,000	20,000,000
FLORIDA TOTAL			20,000,000
GEORGIA – 0.2%
GA Talbot County Development Authority Industrial Development Revenue
	Junction City Mining Co.,
	Series 2000,
	LOC: Wachovia Bank N.A.
	5.420% 03/01/13(a)	10,605,000	10,605,000
GEORGIA TOTAL			10,605,000
IDAHO – 0.1%
ID Boise City Urban Renewal Agency
	Series 2004 B,
	LOC: KeyBank N.A.
	5.390% 03/01/13(a)	2,760,000	2,760,000
IDAHO TOTAL			2,760,000
LOUISIANA – 2.8%
LA New Orleans Pension Revenue
	Series 2000,
	Insured: AMBAC,
	SPA: Bank One Louisiana
	5.500% 09/01/30(a)	116,097,000	116,097,000
LOUISIANA TOTAL			116,097,000
MICHIGAN – 0.0%
MI Housing Development Authority
	Canterbury Apartments Kalamazoo,
	Series 2003 B,
	LOC: FHLB
	5.470% 06/01/38(a)	159,000	159,000
MICHIGAN TOTAL			159,000
MINNESOTA – 0.1%
MN Eagan
	Multi-Family Revenue,
	Thomas Lake Housing Associates,
	Series 2003 A2,
	Insured: FNMA
	5.370% 03/15/33(a)	2,610,000	2,610,000
MINNESOTA TOTAL			2,610,000
MISSISSIPPI – 0.6%
MS Business Finance Corp.
	Series 2005,
	LOC: Wachovia Bank N.A.
	5.360% 01/14/15(a)	9,000,000	9,000,000
	Telepak, Inc.,
	Series 2000,
	LOC: First Union National Bank

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
MISSISSIPPI – (continued)
	5.320% 09/01/15(a)	15,000,000	15,000,000
MISSISSIPPI TOTAL			24,000,000
MISSOURI – 0.2%
MO Kansas City Tax Increment Financing Commission
	Series 2005,
	LOC: LaSalle Bank N.A.
	5.370% 11/01/28(a)	7,279,000	7,279,000
MISSOURI TOTAL			7,279,000
NEW MEXICO – 0.1%
NM Las Cruces Industrial Development Revenue
	F & A Dairy Products, Inc.,
	Series 2003,
	LOC: Wells Fargo Bank N.A.
	5.450% 12/01/23(a)	4,000,000	4,000,000
NEW MEXICO TOTAL			4,000,000
NEW YORK – 0.0%
NY New York City Housing Development Corp.
	200 West 26 LLC,
	Series 2002,
	LOC: Bayerische Landesbank
	5.300% 06/01/33(a)	1,458,000	1,458,000
NEW YORK TOTAL			1,458,000
NORTH CAROLINA – 0.0%
NC Wake Forest University
	Series 1997,
	LOC: Wachovia Bank N.A.
	5.320% 07/01/17(a)	817,000	817,000
NORTH CAROLINA TOTAL			817,000
TENNESSEE – 0.1%
TN Hamilton County Industrial Development Board
	Series 1999,
	LOC: First Union National Bank
	5.470% 02/01/14(a)	3,425,000	3,425,000
TENNESSEE TOTAL			3,425,000
TEXAS – 1.3%
TX State
	Series 1994 A-2,
	SPA: DEPFA Bank PLC
	5.300% 12/01/33(a)	37,794,000	37,794,000
	Series 2005,
	SPA: Dexia Credit Local
	5.300% 12/01/26(a)	17,363,000	17,363,000
TEXAS TOTAL			55,157,000
WASHINGTON – 0.1%
WA Meadow Springs Country Club
	Series 2000,

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
WASHINGTON – (continued)
	LOC: U.S. Bank N.A.
	5.370% 08/01/25(a)	2,335,000	2,335,000
WASHINGTON TOTAL			2,335,000
	Total Municipal Bonds (cost of $251,217,000)		251,217,000
Funding Agreements – 2.2%
Genworth Life Insurance Co.
	5.400% 12/05/07(a)(c)	25,000,000	25,000,000
Metropolitan Life Insurance Co.
	5.450% 05/29/07(a)(c)	68,000,000	68,000,000
	Total Funding Agreements (cost of $93,000,000)		93,000,000
Asset-Backed Securities – 1.4%
Paragon Mortgages PLC
	5.300% 06/15/41(a)(b)	45,894,738	45,894,738
	5.310% 10/15/41(a)(b)	14,380,639	14,380,639
	Total Asset-Backed Securities (cost of $60,275,377)		60,275,377
Extendible Commercial Notes – 1.2%
Capital One Multi-Asset Execution Trust
	5.290% 12/06/06(b)(d)	50,000,000	49,963,264

	Total Extendible Commercial Notes (cost of $49,963,264)		49,963,264

	Total Investments – 99.6% (cost of $4,130,560,871)(e)		4,130,560,871

	Other Assets & Liabilities, Net – 0.4%		14,829,567

	Net Assets – 100.0%		4,145,390,438

Notes to Investment Portfolio:

*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively.  Restricted securities and certain other assets may be valued in accordance with procedures adopted by the Board of Trustees.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2006.

(b)

The securities, under Rule 144A under the Securities Act of 1933, are restricted to resale normally to qualified institutional buyers. At November 30, 2006, these securities amounted to $2,527,794,475, which represents 61.0% of net assets.

8

(c)	Illiquid security.
(d)	The rate shown represents the discount rate at the date of purchase.
(e)	Cost for federal income tax purposes is $4,130,560,871.

Acronym	Name

AMBAC	Ambac Assurance Corp.
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

9

INVESTMENT PORTFOLIO

November 30, 2006 (Unaudited)	Columbia Connecticut Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds – 91.8%
ALABAMA – 1.5%
AL Birmingham Public Educational Building Authority
	CHF-Birmingham LLC,
	Series 2000 A,
	LOC: Wachovia Bank N.A.
	3.490% 06/01/30(a)	2,105,000	2,105,000
ALABAMA TOTAL			2,105,000
COLORADO – 2.1%
CO Educational & Cultural Facilities Authority
	Madlyn & Leonard Abramson,
	Series 2005 B-3,
	LOC: National City Bank
	3.650% 12/01/34(a)	3,000,000	3,000,000
COLORADO TOTAL			3,000,000
CONNECTICUT – 61.1%
CT ABN AMRO Munitops Certificates Trust
	Series 2005,
	SPA: ABN AMRO Bank N.V.
	3.510% 07/01/13(a)	2,500,000	2,500,000
CT Development Authority
	Health Care Revenue,
	Independent Living Program,
	Series 1990,
	LOC: Chase Manhattan Bank
	3.470% 07/01/15(a)	4,295,000	4,295,000
	Industrial Development Revenue,
	Series 1984,
	LOC: Citizens Bank of Connecticut
	3.480% 12/01/14(a)	4,050,000	4,050,000
	Pollution Control Revenue,
	Central Vermont Public Service,
	Series 1985,
	LOC: Citizens Bank N.A.
	3.610% 12/01/15(a)	2,600,000	2,600,000
	Solid Waste Program,
	Rand-Whitney Containerboard LP,
	Series 1993, AMT,
	LOC: Bank of Montreal
	3.510% 08/01/23(a)	2,555,000	2,555,000
	Water Facility Revenue:
	Series 2004 A, AMT,
	LOC: Citizens Bank of Rhode Island
	3.500% 07/01/28(a)	1,250,000	1,250,000
	Series 2004 B,
	LOC: Citizens Bank of Rhode Island
	3.470% 09/01/28(a)	1,125,000	1,125,000
CT Fairfield
	Series 2006,
	4.500% 07/26/07	3,000,000	3,014,825
CT Health & Educational Facilities Authority
	Hospital of St. Raphael,
	Series 2004 M,

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
CONNECTICUT – (continued)
	LOC: KBC Bank N.V.
	3.450% 07/01/24(a)	6,705,000	6,705,000
	Kingswood Oxford School,
	Series 2002 B,
	LOC: Allied Irish Bank PLC
	3.460% 07/01/30(a)	1,000,000	1,000,000
	Middlesex Hospital,
	Series 2002 K,
	LOC: Wachovia Bank N.A.
	3.460% 07/01/27(a)	200,000	200,000
	Quinnipiac University,
	Series 2003 G,
	LOC: JPMorgan Chase Bank
	3.630% 07/01/23(a)	300,000	300,000
	Series 2004,
	Insured: FGIC,
	SPA: Merrill Lynch Capital Services,
	GTY AGMT: Merrill Lynch & Co.
	3.450% 08/12/19(a)(b)	3,245,000	3,245,000
	Taft School,
	Series 2000 E,
	SPA: Wachovia Bank N.A.
	3.500% 07/01/30(a)	4,000,000	4,000,000
CT Housing Finance Authority
	Series 2004 A4, AMT,
	Insured: AMBAC,
	SPA: DEPFA Bank PLC
	3.490% 05/15/26(a)	2,460,000	2,460,000
	Series 2005, AMT:
	Insured: AMBAC,
	SPA: DEPFA Bank PLC
	3.500% 11/15/35(a)	6,275,000	6,275,000
	LIQ FAC: Landesbank Hessen-Thuringen,
	GIC: Rabobank International
	3.530% 11/15/09(a)	20,000	20,000
	LIQ FAC: Lehman Liquidity
	3.610% 11/15/29(a)	9,000,000	9,000,000
	Series 2006, AMT,
	LIQ FAC: Merrill Lynch Capital Services
	3.530% 11/15/31(a)	1,000,000	1,000,000
CT New Haven
	3.480% 02/08/07	2,005,000	2,005,000
	3.600% 12/11/06	2,535,000	2,535,000
	3.600% 02/06/07	4,500,000	4,500,000
CT Regional School District No. 10
	Series 2006,
	4.500% 08/13/07	4,000,000	4,022,691
CT South Central Regional Water Authority Water Systems Revenue
	Series 2003 B,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	3.470% 08/01/32(a)	1,100,000	1,100,000

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
CONNECTICUT – (continued)
CT State
	Series 1997 B,
	SPA: Bayerische Landesbank
	3.450% 05/15/14(a)	8,100,000	8,100,000
	Series 2001,
	LIQ FAC: JPMorgan Chase Bank
	3.670% 06/15/15(a)	1,300,000	1,300,000
	Series 2001 A,
	SPA: Landesbank Hessen-Thuringen
	3.530% 02/15/21(a)	2,140,000	2,140,000
	Series 2006-75,
	Insured: AMBAC,
	LIQ FAC: Goldman Sachs
	3.520% 06/01/20(a)	1,000,000	1,000,000
CT University
	Series 2004,
	Insured: MBIA,
	SPA: Merrill Lynch Capital Services
	3.500% 01/15/11(a)	3,100,000	3,100,000
CONNECTICUT TOTAL			85,397,516
FLORIDA – 4.5%
FL Higher Educational Facilities Financing Authority
	St. Thomas University,
	Series 2003,
	LOC: SunTrust Bank
	3.650% 01/01/19(a)	4,500,000	4,500,000
FL Sarasota-Manatee Airport Authority
	Series 2006,
	LOC: SunTrust Bank
	3.650% 08/01/14(a)	1,750,000	1,750,000
FLORIDA TOTAL			6,250,000
INDIANA – 1.3%
IN Health & Educational Facility Finance Authority
	Jackson County Schneck Memorial,
	Series 2006 B,
	LOC: Fifth Third Bank
	3.650% 02/15/36(a)	1,775,000	1,775,000
INDIANA TOTAL			1,775,000
PUERTO RICO – 21.3%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2002-1,
	Insured: MBIA,
	LIQ FAC: Bank of New York
	3.490% 07/01/20(a)	3,000,000	3,000,000
	Series 2005-681,
	Insured: FGIC,
	LIQ FAC: JPMorgan Chase Bank
	3.470% 07/01/12(a)	3,510,000	3,510,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2004,
	Insured: MBIA,
	LIQ FAC: Citigroup Financial Products

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
PUERTO RICO – (continued)
	3.480% 09/15/21(a)	3,500,000	3,500,000
	Series 2006,
	Insured: MBIA,
	LIQ FAC: Merrill Lynch Capital Services
	3.460% 07/01/20(a)	1,195,000	1,195,000
	Series 2006-219,
	Insured: AMBAC,
	SPA: Merrill Lynch Capital Services
	3.400% 07/01/18(a)(b)	1,200,000	1,200,000
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 Z-6,
	Insured: FGIC,
	LIQ FAC: Goldman Sachs
	3.540% 06/26/37(a)	3,045,000	3,045,000
	Series 2006,
	Insured: AMBAC,
	SPA: Merrill Lynch Capital Services
	3.550% 07/01/24(a)(b)	2,000,000	2,000,000
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2006,
	Insured: FGIC,
	LIQ FAC: JPMorgan Chase Bank
	3.510% 08/01/10(a)	2,100,000	2,100,000
PR Commonwealth of Puerto Rico
	Reset Optional Certificates Trust II-R,
	Series 2006,
	LIQ FAC: Citigroup Financial Products,
	GTY AGMT: Citigroup Finacial Products
	3.530% 09/03/09(a)	5,000,000	5,000,000
	Series 2000-620,
	Insured: MBIA,
	SPA: Merrill Lynch Capital Services
	3.460% 01/01/13(a)	2,000,000	2,000,000
	Series 2006,
	LIQ FAC: Goldman Sachs,
	GTY AGMT: Goldman Sachs & Co.
	3.510% 07/01/35(a)	3,310,000	3,310,000
PUERTO RICO TOTAL			29,860,000
	Total Municipal Bonds (cost of $128,387,516)		128,387,516
Short-Term Obligations – 0.7%
VARIABLE RATE DEMAND NOTE – 0.7%
Puttable Floating Option Tax-Exempt Receipts
	Series 2006 A,
	SPA: Merrill Lynch Capital Services
	3.540% 10/01/39(a)	930,000	930,000

	Total Short-Term Obligations (cost of $930,000)		930,000

4

Total Investments – 92.5% (cost of $129,317,516)(c)	129,317,516

Other Assets & Liabilities, Net – 7.5%	10,515,371

Net Assets – 100.0%	139,832,887

Notes to Investment Portfolio:

*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively.  Restricted securities and certain other assets may be valued in accordance with procedures adopted by the Board of Trustees.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2006.

(b)	Illiquid security.

(c)	Cost for federal income tax purposes is $129,317,516.

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
GIC	Guaranteed Investment Contract
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

5

INVESTMENT PORTFOLIO

November 30, 2006 (Unaudited)	Columbia Massachusetts Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds – 95.3%
CONNECTICUT – 1.0%
CT New Haven
	3.600% 02/06/07	2,550,000	2,550,000
CONNECTICUT TOTAL			2,550,000
MASSACHUSETTS – 84.8%
MA Bay Transportation Authority
	Sales Tax Revenue:
	Series 2005,
	LIQ FAC: Lehman Liquidity Co.
	3.510% 07/01/31(a)	4,000,000	4,000,000
	Series 2006,
	LIQ FAC: Dexia Credit Local
	3.500% 07/01/27(a)	500,000	500,000
MA Boston Water & Sewer Commission
	Series 1994 A,
	LOC: State Street Bank & Trust Co.
	3.430% 11/01/24(a)	3,000,000	3,000,000
MA Development Finance Agency
	3.580% 02/13/07	5,000,000	5,000,000
	Belmont Day School, Inc.,
	Series 2001,
	LOC: Sovereign Bank FSB,
	LOC: PNC Bank N.A.
	3.500% 07/01/31(a)	4,000,000	4,000,000
	Boston College High School,
	Series 2003,
	LOC: Citizens Bank of Massachusetts
	3.500% 08/01/33(a)	3,000,000	3,000,000
	Dexter School,
	Series 2000,
	Insured: MBIA,
	SPA: First Union National Bank
	3.500% 05/01/31(a)	4,150,000	4,150,000
	Elderhostel, Inc.,
	Series 2000,
	LOC: Citizens Bank of Massachusetts,
	LOC: Royal Bank of Scotland
	3.480% 08/01/30(a)	2,400,000	2,400,000
	Governor Dummer Academy,
	Series 2006 D,
	LOC: Citizens Bank of Massachusetts
	3.500% 08/01/36(a)	5,000,000	5,000,000
	Mystic Valley Regional Charter School,
	Series 2005,
	LOC: Sovereign Bank FSB,
	LOC: Bank of Nova Scotia
	3.480% 06/15/08(a)	2,530,000	2,530,000
	Series 2004 A, AMT,
	LOC: PNC Bank N.A.
	3.530% 12/01/37(a)	4,560,000	4,560,000
	Shady Hill School,
	Series 1998 A,
	LOC: Citizens Bank of Massachusetts
	3.480% 10/01/28(a)	4,600,000	4,600,000
	Various Bridgewell, Inc.,
	Series 2005 A,

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
MASSACHUSETTS – (continued)
	LOC: KeyBank N.A.
	3.500% 06/01/30(a)	3,585,000	3,585,000
	Young Men’s Christian Association of the North Shore,
	Series 2002,
	LOC: KeyBank N.A.
	3.550% 11/01/22(a)	5,000,000	5,000,000
	Young Men’s Christian Association of Greater Boston,
	Series 2004 B,
	LOC: Citizens Bank of Massachusetts
	3.490% 12/31/07(a)	2,000,000	2,000,000
MA Eclipse Funding Trust
	Series 2005,
	Insured: FSA,
	LIQ FAC: U.S. Bank Trust, N.A.
	3.510% 08/15/24(a)	6,370,000	6,370,000
	Series 2006,
	Insured: AMBAC,
	LIQ FAC: U.S. Bank Trust, N.A.
	3.500% 07/01/35(a)	3,385,000	3,385,000
MA Floater-TRS Trust
	Series 2006, AMT,
	LIQ FAC: Lehman Liquidity Co.
	3.590% 12/01/48(a)	5,515,000	5,515,000
MA Health & Educational Facilities Authority
	Emmanuel College,
	Series 2003,
	LOC: Allied Irish Bank PLC,
	LOC: State Street Bank & Trust Co.
	3.470% 07/01/33(a)	6,100,000	6,100,000
	Partners Healthcare Systems, Inc.:
	Series 2003 D-3,
	SPA: JPMorgan Chase Bank
	3.470% 07/01/38(a)	8,105,000	8,105,000
	Series 2003 D-4,
	SPA: Citibank N.A.
	3.460% 07/01/38(a)	1,700,000	1,700,000
	Series 1985 D,
	Insured: MBIA,
	SPA: State Street Bank & Trust Co.
	3.660% 01/01/35(a)	40,000	40,000
	Series 2003,
	Insured: MBIA,
	SPA: Merrill Lynch Capital Services
	3.730% 01/01/09(a)	6,350,000	6,350,000
	Series 2006,
	LOC: Allied Irish Bank PLC
	3.480% 05/01/36(a)	6,400,000	6,400,000
MA Housing Finance Agency
	Series 2003 G,
	SPA: HSBC Bank USA N.A.
	3.450% 12/01/25(a)	2,530,000	2,530,000
	Series 2005 R-421, AMT,
	Insured: FSA,
	LIQ FAC: Citibank N.A.
	3.540% 07/01/22(a)	4,700,000	4,700,000

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
MASSACHUSETTS – (continued)
	Series 2005, AMT,
	Insured: FSA,
	SPA: Merrill Lynch Capital Services
	3.510% 07/01/25(a)	1,500,000	1,500,000
	Series 2006, AMT:
	LIQ FAC: Merrill Lynch Capital Services
	3.510% 12/01/28(a)	1,000,000	1,000,000
	SPA: Bank of New York
	3.520% 06/01/31(a)	3,300,000	3,300,000
MA Industrial Finance Agency
	Governor Dummer Academy,
	Series 1996,
	LOC: Citizens Bank of Massachusetts
	3.500% 07/01/26(a)	2,800,000	2,800,000
	Series 1996, AMT,
	LOC: Citizens Bank of Massachusetts
	3.570% 05/01/16(a)	1,700,000	1,700,000
MA Municipal Wholesale Electric Co.
	Series 2001 A,
	Insured: MBIA
	5.000% 07/01/07	7,000,000	7,050,491
MA North Andover
	Series 2006 A,
	4.000% 04/04/07	3,510,899	3,516,760
MA Port Authority
	Series 2005, AMT,
	Insured: AMBAC,
	LIQ FAC: Citibank N.A.
	3.580% 01/01/22(a)	2,500,000	2,500,000
MA Roaring Fork Municipal Products LLC
	Series 2005-7 A,
	Insured: AMBAC,
	SPA: Bank of New York
	3.520% 07/01/27(a)	5,175,000	5,175,000
MA School Building Authority
	Sales Tax Revenue,
	Series 2005 A,
	Insured: FSA,
	LIQ FAC: Citibank N.A.
	3.530% 08/15/30(a)	1,000,000	1,000,000
MA Special Obligation
	Dedicated Tax Revenue,
	Series 2004,
	Insured: FGIC,
	SPA: Merrill Lynch Capital Services
	3.500% 01/01/12(a)	6,155,000	6,155,000
MA State
	Series 1997 B,
	SPA: Landesbank Hessen-Thuringen
	3.450% 08/01/15(a)	10,145,000	10,145,000
	Serie1998 B,
	SPA: DEPFA Bank PLC
	3.450% 09/01/16(a)	3,100,000	3,100,000
	Series 2000 A,
	SPA: Landesbank Baden-Wurttemberg
	3.650% 12/01/30(a)	3,800,000	3,800,000

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
MASSACHUSETTS – (continued)
	Series 2001 B,
	SPA: Landesbank Hessen-Thuringen
	3.480% 01/01/21(a)	1,500,000	1,500,000
	Series 2001 C,
	SPA: State Street Bank & Trust Co.
	3.480% 01/01/21(a)	495,000	495,000
	Series 2006,
	Insured: FSA,
	LIQ FAC: Rabobank Nederland
	3.510% 09/01/24(a)	5,710,000	5,710,000
	Series 2006 B-06,
	Insured: FGIC,
	SPA: Wachovia Bank N.A.
	3.510% 08/01/21(a)	4,995,000	4,995,000
MA University Building Authority Facilities
	Series 2004,
	Insured: MBIA,
	SPA: Merrill Lynch Capital Services
	3.500% 05/01/12(a)	4,125,000	4,125,000
	Series 2006,
	Insured: AMBAC,
	SPA: DEPFA Bank PLC
	3.470% 11/01/34(a)	4,080,000	4,080,000
MA Water Resources Authority
	3.480% 02/02/07	5,500,000	5,500,000
	3.600% 03/08/07	5,000,000	5,000,000
	Series 1999 B,
	LOC: Landesbank Hessen-Thuringen
	3.400% 08/01/28(a)	10,500,000	10,500,000
	Series 2001 A,
	Insured: FGIC,
	SPA: Bayerische Landesbank
	3.460% 08/01/23(a)	1,630,000	1,630,000
	Series 2001 B,
	Insured: FGIC,
	SPA: Bayerische Landesbank
	3.480% 08/01/31(a)	8,600,000	8,600,000
MA Weston
	Series 2006,
	4.500% 02/09/07	2,041,830	2,044,344
MASSACHUSETTS TOTAL			211,441,595
PUERTO RICO – 7.9%
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2005,
	Insured: AMBAC,
	LIQ FAC: Dexia Credit Local
	3.460% 07/01/41(a)	2,000,000	2,000,000
	Series 2006,
	Insured: MBIA,
	LIQ FAC: Merrill Lynch Capital Services
	3.460% 07/01/20(a)	1,800,000	1,800,000
	Series 2006-219,
	Insured: AMBAC,
	SPA: Merrill Lynch Capital Services

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
PUERTO RICO – (continued)
	3.400% 07/01/18(a)(b)	3,000,000	3,000,000
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2006,
	Insured: AMBAC,
	SPA: Merrill Lynch Capital Services
	3.550% 07/01/24(a)(b)	2,000,000	2,000,000
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2003-363,
	Insured: AMBAC,
	LIQ FAC: JPMorgan Chase Bank
	3.470% 12/01/19(a)	1,000,000	1,000,000
PR Commonwealth of Puerto Rico
	Reset Optional Certificates Trust II-R,
	Series 2006,
	LIQ FAC: Citigroup Financial Products,
	GTY AGMT: Citigroup Finacial Products
	3.530% 09/03/09(a)	10,000,000	10,000,000
PUERTO RICO TOTAL			19,800,000
TEXAS – 0.8%
TX West Side Calhoun County Naval District
	BP Amoco PLC,
	Series 2000, AMT,
	3.700% 10/01/30(a)	2,040,000	2,040,000
TEXAS TOTAL			2,040,000
WASHINGTON – 0.8%
WA Port Tacoma
	Series 2006, AMT,
	Insured: XLCA,
	SPA: Banco Bilbao Vizcaya
	3.800% 12/01/36(a)	2,010,000	2,010,000
WASHINGTON TOTAL			2,010,000

	Total Municipal Bonds (cost of $237,841,595)		237,841,595

	Total Investments – 95.3% (cost of $237,841,595)(c)		237,841,595

	Other Assets & Liabilities, Net – 4.7%		11,681,769

	Net Assets – 100.0%		249,523,364

5

Notes to Investment Portfolio:

*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively.  Restricted securities and certain other assets may be valued in accordance with procedures adopted by the Board of Trustees.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2006.

(b)	Illiquid security.

(c)	Cost for federal income tax purposes is $237,841,595.

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement
XLCA	XL Capital Assurance, Inc.

6

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 25, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	January 25, 2007